                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-63238
                                                               File No. 811-7742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.                                        [ ]
                                                  ---------
         Post-Effective Amendment No.                27                     [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No.                               28
                                                  ---------


                              VOYAGEUR MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania       19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:           (800) 523-1918
                                                              --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                       November 18, 2002
                                                           -----------------

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on November 18, 2002 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

            this post-effective amendment designates a new effective date for a ----------- previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 27 to Registration File No. 33-63238 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (1)

         6. Signatures

         7. Exhibits

This Registration Statement contains one Prospectus and one Statement of Additional Information for six registrants (each of which offers its shares in one or more series). This Registration Statement contains one Part C for the Registrant. Separate Registration Statements, each of which incorporates by reference the common Prospectus and common Statement of Additional Information and includes its own Part C, also are being filed for each of the five other registrants.

         (1) This Post-Effective Amendment relates to all Series of shares of the Registrant, except that the shares of Delaware National High-Yield Municipal Bond Fund are described in a separate Prospectus and Statement of Additional Information. The Prospectus and Statement of Additional Information of Delaware National High-Yield Municipal Bond Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 29 to the Registration Statement of Delaware Group Tax-Free Funds (File No. 2-86606) filed November 18, 2002. Shares of the other Series are described in a common Prospectus, Statement of Additional and Part C included herein.

Delaware
Investments(SM)

--------------------------------------
A member of Lincoln Financial Group(R)




                      [GRAPHIC OMITTED]
------------------------------------------------------------------------------
FIXED INCOME          Prospectus
                      November 18, 2002


                      DELAWARE


                      Tax-Free Arizona Fund
                      Tax-Free Arizona Insured Fund
                      Tax-Free California Fund Tax-Free California Insured Fund Tax-Free Colorado Fund Tax-Free Florida Fund
                      Tax-Free Florida Insured Fund
                      Tax-Free Idaho Fund
                      Tax-Free Minnesota Fund Tax-Free Minnesota Insured Fund Tax-Free Minnesota Intermediate Fund
                      Minnesota High-Yield Municipal Bond Fund
                      Tax-Free Missouri Insured Fund Tax-Free New York Fund Tax-Free Oregon Insured Fund


                      Class A o Class B o Class C


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


..................................................................
Fund profiles                                              page 2
Delaware Tax-Free Arizona Fund                                  2
Delaware Tax-Free Arizona Insured Fund                          2
Delaware Tax-Free California Fund                               5
Delaware Tax-Free California Insured Fund                       5
Delaware Tax-Free Colorado Fund                                 8
Delaware Tax-Free Florida Fund                                 11
Delaware Tax-Free Florida Insured Fund                         11
Delaware Tax-Free Idaho Fund                                    8
Delaware Tax-Free Minnesota Fund                               15
Delaware Tax-Free Minnesota Insured Fund                       15
Delaware Tax-Free Minnesota Intermediate Fund                  15
Delaware Minnesota High-Yield Municipal Bond Fund              15
Delaware Tax-Free Missouri Insured Fund                        20
Delaware Tax-Free New York Fund                                11
Delaware Tax-Free Oregon Insured Fund                          20
..................................................................
How we manage the Funds                                   page 23
Our investment strategies                                      23
The securities we typically invest in                          24
The risks of investing in the Funds                            29
..................................................................
Who manages the Funds                                     page 32
Investment manager                                             32
Portfolio managers                                             32
Who's who?                                                     33
..................................................................
About your account                                        page 34
Investing in the Funds                                         34
   Choosing a share class                                      34
How to reduce your sales charge                                37
How to buy shares                                              38
How to redeem shares                                           40
Account minimums                                               41
Special services                                               41
Dividends, distributions and taxes                             43
..................................................................
Certain management considerations                         page 47
..................................................................
Financial highlights                                      page 48
..................................................................
Glossary                                                  page 56

Profile: Arizona Tax-Free Funds

What are each Fund's goals?

         Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona Insured Fund seek as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.


What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


Under normal circumstances, Delaware Tax-Free Arizona Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Arizona may hinder that ability. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free Arizona Fund's Class A shares had a calendar year-to-date return of 7.88%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.68% for the quarter ended December 31, 2000 and its lowest quarterly return was -3.40% for the quarter ended December 31, 1999.

As of September 30, 2002, the Tax-Free Arizona Insured Fund's Class A shares had a calendar year-to-date return of 9.27%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.77% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.00% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]



Delaware Tax-Free Arizona Fund                                                 5.47%   10.07%    6.78%   -6.20%   11.06%   5.24%
Delaware Tax-Free Arizona Insured Fund     9.87%   12.63%   -7.40%   19.09%    4.08%    8.96%    5.73%   -4.02%   11.18%   4.48%
                                          ---------------------------------------------------------------------------------------
                                           1992     1993     1994     1995     1996     1997     1998     1999     2000    2001




Average annual returns for periods ending 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
Tax-Free Arizona Fund                                                                           1 year      5 years     lifetime**
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                      0.50%       4.24%        5.80%
Class A return after taxes on distributions                                                      0.50%       4.13%        5.65%
Class A return after taxes on distributions and sale of Fund shares                              2.34%        4.41%       5.69%
Class B return before taxes*                                                                     0.47%       4.17%        5.33%
Class C return before taxes*                                                                     3.43%       4.42%        5.45%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)         5.13%       5.98%        6.52%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund

------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                     -0.23%       4.17%        5.71%
Class A return after taxes on distributions                                                     -0.35%       4.14%        5.66%
Class A return after taxes on distributions and sale of Fund shares                              1.73%       4.28%        5.61%
Class B return before taxes*                                                                    -0.36%       4.09%        5.18%
Class C return before taxes*                                                                     2.70%       4.34%        5.14%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)         5.13%       5.98%        6.63%

    The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

    The Tax-Free Arizona Insured Fund has changed its benchmark index to the Lehman Brothers Municipal Bond Index. The benchmark previously used by the Fund, the Lehman Brothers Insured Municipal Bond Index, is no longer available for the periods set forth in the performance table.

    After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 * Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Arizona Fund's Class B would be 4.46%, 4.42% and 5.33% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Arizona Insured Fund's Class B would be 3.61%, 4.34% and 5.18% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Arizona Fund's Class C would be 4.43%, 4.42% and 5.45% for the one-year, five-year and lifetime periods, respectively, and returns for Tax-Free Arizona Insured Fund's Class C would be 3.70%, 4.34% and 5.14% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Arizona Fund were March 2, 1995, June 29, 1995 and May 13, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Arizona Fund Class A's lifetime period; Class B and Class C lifetimes were 6.52% and 6.39%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Arizona Insured Fund were March 10, 1995 and May 26, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Arizona Insured Fund is for 10 years; Class B and Class C lifetimes were 6.52% and 6.55%, respectively.



What are the Funds' fees and expenses?             CLASS                                                A          B         C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly                Maximum sales charge (load) imposed on
from your investments when you buy                     purchases as a percentage of offering price     4.50%      none      none
or sell shares of a Fund.
                                                    Maximum contingent deferred sales charge (load)
                                                       as a percentage of original purchase price or
                                                       redemption price, whichever is lower             none(1)  4.00%(2)  1.00%(3)


                                                    Maximum sales charge (load) imposed on
                                                       reinvested dividends                             none      none      none

                                                    Redemption fees                                     none      none      none
------------------------------------------------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from a Fund's assets.



------------------------------------------------------------------------------------------------------------------------------------
                                                                    Tax-Free Arizona Fund            Tax-Free Arizona Insured Fund
Class                                                           A           B            C           A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                 0.55%       0.55%        0.55%       0.50%        0.50%       0.50%
Distribution and service (12b-1) fees                           0.25%       1.00%        1.00%       0.25%        1.00%       1.00%
Other expenses                                                  0.18%       0.18%        0.18%       0.15%        0.15%       0.15%
Total annual fund operating expenses                            0.98%       1.73%        1.73%       0.90%        1.65%       1.65%
Fee waivers and payments(4)                                    (0.23%)     (0.23%)      (0.23%)     (0.00%)      (0.00%)     (0.00%)
Net expenses                                                    0.75%       1.50%        1.50%       0.90%        1.65%       1.65%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.




------------------------------------------------------------------------------------------------------------------------------------
                               Tax-Free Arizona Fund                                    Tax-Free Arizona Insured Fund
Class(6)        A           B            B           C            C           A            B           B           C            C
                            (if redeemed)            (if redeemed)                         (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year         $523        $153         $553        $153         $253        $538         $168        $568        $168         $268
3 years        $726        $523         $748        $523         $523        $724         $520        $745        $520         $520
5 years        $946        $917       $1,067        $917         $917        $926         $897      $1,047        $897         $897
10 years     $1,577      $1,823       $1,823      $2,022       $2,022      $1,508       $1,754      $1,754      $1,955       $1,955

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets of Tax-Free Arizona Fund and 0.70% of average daily net assets of Tax-Free Arizona Insured Fund.


(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: California Tax-Free Funds

What are each Fund's goals?

    Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund seek as high a level of current income exempt from federal income tax and from the California state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.


What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


Under normal circumstances, Delaware Tax-Free California Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in California may hinder that ability. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free California Fund's Class A shares had a calendar year-to-date return of 9.51%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.64% for the quarter ended December 31, 2000 and its lowest quarterly return was -4.15% for the quarter ended December 31, 1999.

As of September 30, 2002, the Tax-Free California Insured Fund's Class A shares had a calendar year-to-date return of 9.31%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.90% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.84% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]



Delaware Tax-Free California Fund                                           4.19%  12.43%   7.11%   -7.55%   14.51%   4.82%
Delaware Tax-Free California Insured Fund         11.40%   -9.43%   20.51%  3.61%   9.78%   6.26%   -4.85%   13.14%   3.42%
                                                 --------------------------------------------------------------------------
                                                   1993     1994     1995   1996    1997    1998     1999     2000    2001


Average annual returns for periods ending 12/31/01


-------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                                                                  1 year      5 years     lifetime**
-------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                0.14%       5.00%        6.00%
Class A return after taxes on distributions                                                0.14%       4.96%        5.92%
Class A return after taxes on distributions and sale of Fund shares                        2.00%       5.04%        5.87%
Class B return before taxes*                                                               0.04%       5.01%        6.22%
Class C return before taxes*                                                               3.13%       5.24%        5.90%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.13%       5.98%        6.52%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund

-------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                               -1.20%       4.41%        5.54%
Class A return after taxes on distributions                                               -1.51%       4.34%        5.49%
Class A return after taxes on distributions and sale of Fund shares                        1.27%       4.47%        5.47%
Class B return before taxes*                                                              -1.16%       4.39%        4.56%
Class C return before taxes*                                                               1.70%       4.62%        4.95%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.13%       5.98%        6.59%

    The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

    The Tax-Free California Insured Fund has changed its benchmark index to the Lehman Brothers Municipal Bond Index. The benchmark previously used by the Fund, the Lehman Brothers Insured Municipal Bond Index, is no longer available for the periods set forth in the performance table.

    After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 * Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free California Fund's Class B would be 4.02%, 5.25% and 6.22% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free California Insured Fund's Class B would be 2.74%, 4.64% and 4.56% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free California Fund's Class C would be 4.12%, 5.24 and 5.90% for the one-year, five-year and lifetime periods, respectively, and returns for Tax-Free California Insured Fund's Class C would be 2.68%, 4.62% and 4.95% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Fund were March 2, 1995, August 23, 1995 and April 9, 1996, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free California Fund Class A's lifetime period; Class B and Class C lifetimes were 6.52% and 6.35%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Insured Fund were October 15, 1992, March 2, 1994 and April 12, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free California Insured Fund Class A's lifetime period; Class B and Class C lifetimes were 6.64% and 6.59%, respectively.



What are the Funds' fees and expenses?        CLASS                                                    A           B            C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from     Maximum sales charge (load) imposed on
your investments when you buy or sell            purchases as a percentage of offering price       4.50%        none         none
shares of a Fund.
                                              Maximum contingent deferred sales charge (load)
                                                 as a percentage of original purchase price or
                                                 redemption price, whichever is lower               none(1)    4.00%(2)     1.00%(3)


                                              Maximum sales charge (load) imposed on
                                                 reinvested dividends                               none        none         none

                                              Redemption fees                                       none        none         none
------------------------------------------------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from a Fund's assets.




------------------------------------------------------------------------------------------------------------------------------------
                                                     Tax-Free California Fund              Tax-Free California Insured Fund
Class                                                A           B            C               A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                    0.55%       0.55%        0.55%           0.50%        0.50%       0.50%
Distribution and service (12b-1) fees              0.25%       1.00%        1.00%           0.25%        1.00%       1.00%
Other expenses                                     0.17%       0.17%        0.17%           0.17%        0.17%       0.17%
Total annual fund operating expenses               0.97%       1.72%        1.72%           0.92%        1.67%       1.67%
Fee waivers and payments(4)                       (0.47%)     (0.47%)      (0.47%)         (0.00%)      (0.00%)     (0.00%)
Net expenses                                       0.50%       1.25%        1.25%           0.92%        1.67%       1.67%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.




------------------------------------------------------------------------------------------------------------------------------------
                           Tax-Free California Fund                                   Tax-Free California Insured Fund
Class(6)       A           B            B          C            C           A            B           B           C            C
                            (if redeemed)           (if redeemed)                        (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year       $499        $127         $527        $127         $227        $540         $170        $570        $170         $270
3 years      $700        $496         $721        $496         $496        $730         $526        $751        $526         $526
5 years      $918        $889       $1,039        $889         $889        $936         $907      $1,057        $907         $907
10 years   $1,545      $1,792       $1,792      $1,991       $1,991      $1,530       $1,777      $1,777      $1,976       $1,976
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses through April 30, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets of Tax-Free California Fund. The investment manager has contracted to waive fees and pay expenses through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets of Tax-Free California Insured Fund.


(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Colorado and Idaho Tax-Free Funds

What are each Fund's goals?

Delaware Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.


What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. The Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if it was diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether it is an appropriate choice for you.

How have the Funds performed?

This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free Colorado Fund's Class A shares had a calendar year-to-date return of 7.55%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.94% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.08% for the quarter ended March 31, 1994.

As of September 30, 2002, the Tax-Free Idaho Fund's Class A shares had a calendar year-to-date return of 8.80%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.22% for the quarter ended March 31, 1995 and its lowest quarterly return was -2.58% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]



Delaware Tax-Free Colorado Fund         10.39%   13.71%   -9.10%   20.54%  4.07%   11.40%  6.29%   -6.31%   11.19%   5.35%
Delaware Tax-Free Idaho Fund                                       17.51%  4.34%   10.31%  5.66%   -5.14%   10.58%   4.77%
                                       ------------------------------------------------------------------------------------
                                         1992     1993     1994     1995   1996     1997   1998     1999     2000    2001

Average annual returns for periods ending 12/31/01




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10 years or
Tax-Free Colorado Fund                                                                      1 year      5 years     lifetime**
------------------------------------------------------------------------------------------------------------------------------------

Class A return before taxes                                                                  0.61%       4.41%        5.92%
Class A return after taxes on distributions                                                  0.61%       4.41%        5.81%
Class A return after taxes on distributions and sale of Fund shares                          2.31%       4.54%        5.79%
Class B return before taxes*                                                                 0.47%       4.32%        5.29%
Class C return before taxes*                                                                 3.55%       4.59%        5.29%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.63%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund

------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                  0.03%       4.14%        5.99%
Class A return after taxes on distributions                                                  0.03%       4.14%        5.94%
Class A return after taxes on distributions and sale of Fund shares                          1.88%       4.28%        5.84%
Class B return before taxes*                                                                 0.00%       4.12%        5.20%
Class C return before taxes*                                                                 2.99%       4.32%        5.79%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.98%

    The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

    After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

 * Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Colorado Fund's Class B would be 4.47%, 4.57% and 5.29% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Idaho Fund's Class B would be 3.99%, 4.37% and 5.20% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Colorado Fund's Class C would be 4.55%, 4.59% and 5.29% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Idaho Fund's Class C would be 3.99%, 4.32% and 5.79% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Colorado Fund were March 22, 1995 and May 6, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Colorado Fund is for 10 years; Class B and Class C lifetimes were 6.52% and 6.55%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Idaho Fund were January 4, 1995, March 16, 1995 and January 11, 1995, respectively. Lehman Brothers Municipal Bond Index return is for Tax-Free Idaho Fund Class A's lifetime period; Class B and Class C lifetimes were 6.52% and 6.98%, respectively.



What are the Funds' fees and expenses?      CLASS                                                    A           B            C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly        Maximum sales charge (load) imposed o
from your investments when you buy or          purchases as a percentage of offering price         4.50%       none         none
sell shares of a Fund.
                                            Maximum contingent deferred sales charge (load)
                                               as a percentage of original purchase price or
                                               redemption price, whichever is lower                none(1)    4.00%(2)     1.00%(3)


                                            Maximum sales charge (load) imposed on
                                               reinvested dividends                                none        none         none

                                            Redemption fees                                        none        none         none
------------------------------------------------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from a Fund's assets.




------------------------------------------------------------------------------------------------------------------------------------
                                                       Tax-Free Colorado Fund                          Tax-Free Idaho Fund
Class                                             A              B               C              A               B              C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                 0.55%          0.55%           0.55%          0.55%           0.55%          0.55%
Distribution and service (12b-1) fees           0.25%          1.00%           1.00%          0.25%           1.00%          1.00%
Other expenses                                  0.15%          0.15%           0.15%          0.23%           0.23%          0.23%
Total annual fund operating expenses            0.95%          1.70%           1.70%          1.03%           1.78%          1.78%
Fee waivers and payments4                      (0.00%)        (0.00%)         (0.00%)        (0.03%)         (0.03%)        (0.03%)
Net expenses                                    0.95%          1.70%           1.70%          1.00%           1.75%          1.75%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.




------------------------------------------------------------------------------------------------------------------------------------
                               Tax-Free Colorado Fund                                         Tax-Free Idaho Fund
Class(6)         A           B            B          C            C           A            B           B           C            C
                              (if redeemed)           (if redeemed)                        (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year         $543        $173         $573        $173         $273        $547         $178        $578        $178         $278
3 years        $739        $536         $761        $536         $536        $760         $557        $782        $557         $557
5 years        $952        $923       $1,073        $923         $923        $990         $962      $1,112        $962         $962
10 years     $1,564      $1,810       $1,810      $2,009       $2,009      $1,650       $1,894      $1,894      $2,092       $2,092

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Florida and New York Tax-Free Funds

What are each Fund's goals?

    Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.


What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Both Florida Tax-Free Funds select investments that enable their shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free New York Fund seeks investments that enable its shares to be exempt from New York City personal income tax.


Under normal circumstances, Delaware Tax-Free Florida Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax. Under normal circumstances, Delaware Tax-Free New York Fund may also invest up to 20% of its net assets in securities the income from which is subject to New York City's alternative minimum tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free Florida Fund's Class A shares had a calendar year-to-date return of 9.56%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.59% for the quarter ended December 31, 2000 and its lowest quarterly return was -2.33% for the quarter ended March 31, 1996.

As of September 30, 2002, the Tax-Free Florida Insured Fund's Class A shares had a calendar year-to-date return of 9.46%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 9.70% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.77% for the quarter ended March 31, 1994.

As of September 30, 2002, the Tax-Free New York Fund's Class A shares had a calendar year-to-date return of 10.42%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.60% for the quarter ended December 31, 2000 and its lowest quarterly return was -3.56% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]



Delaware Tax-Free Florida Fund                                                 3.73%  10.93%   6.87%   -5.02%   10.89%   4.29%
Delaware Tax-Free Florida Insured Fund     11.25%   12.74%   -8.74%   21.22%   2.89%  10.42%   6.12%   -3.67%   10.95%   4.07%
Delaware Tax-Free New York Fund             9.94%   10.80%   -3.00%   11.33%   2.45%   7.09%   5.32%   -5.99%   11.94%   4.06%
                                           -----------------------------------------------------------------------------------
                                            1992     1993     1994     1995    1996    1997    1998     1999     2000    2001

Average annual returns for periods ending 12/31/01

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10 years or
Tax-Free Florida Fund                                                                       1 year      5 years     lifetime**
------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                 -0.37%       4.45%        5.60%
Class A return after taxes on distributions                                                 -0.37%       4.43%        5.58%
Class A return after taxes on distributions and sale of Fund shares                          1.60%       4.56%        5.55%
Class B return before taxes*                                                                -0.47%       4.45%        5.12%
Class C return before taxes*                                                                 2.52%       4.67%        5.25%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.52%
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund***

------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                 -0.62%       4.48%        5.93%
Class A return after taxes on distributions                                                 -0.62%       4.48%        5.91%
Class A return after taxes on distributions and sale of Fund shares                          1.47%       1.23%        3.05%
Class B return before taxes*                                                                -0.62%       4.43%        4.87%
Class C return before taxes*                                                                 2.37%         N/A        3.94%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.63%



------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10 years or
Tax-Free New York Fund                                                                      1 year      5 years     lifetime**
------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                 -0.59%       3.37%        4.75%
Class A return after taxes on distributions                                                 -0.59%       3.28%        4.71%
Class A return after taxes on distributions and sale of Fund shares                          1.60%       3.71%        4.93%
Class B return before taxes*                                                                -0.77%       3.34%        4.39%
Class C return before taxes*                                                                 2.30%       3.56%        3.67%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.63%

     The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

     The Tax-Free Florida Insured Fund has changed its benchmark index to the Lehman Brothers Municipal Bond Index. The benchmark previously used by the Fund, the Lehman Brothers Insured Municipal Bond Index, is no longer available for the periods set forth in the performance table.

     After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

  * Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Florida Fund's Class B would be 3.51%, 4.70% and 5.12% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Florida Insured Fund's Class B would be 3.36%, 4.68% and 4.87% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free New York Fund's Class B would be 3.18%, 3.58% and 4.39% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Florida Fund's Class C would be 3.52%, 4.67% and 5.25% for the one-year, five-year and lifetime periods, respectively, returns for Tax-Free Florida Insured Fund's Class C would be 3.36% and 3.94% for the one-year and lifetime periods, respectively, and returns for Tax-Free New York Fund's Class C would be 3.29%, 3.56% and 3.67% for the one-year, five-year and lifetime periods, respectively.

 ** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Florida Fund were March 2, 1995, September 15, 1995 and April 22, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Florida Fund Class A's lifetime period; Class B and Class C lifetimes were 6.17% and 6.59%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Florida Insured Fund were January 1, 1992, March 11, 1994 and September 29, 1997, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Florida Insured Fund Class A's lifetime period; Class B and Class C lifetimes were 6.64% and 5.54%, respectively. Inception dates for Class B and Class C shares of the Tax-Free New York Fund were November 14, 1994 and April 26, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free New York Fund is for 10 years; Class B and Class C lifetimes were 7.56% and 6.59%, respectively.

*** Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.



What are the Funds' fees and expenses?    CLASS                                                      A           B           C
-----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       Maximum sales charge (load) imposed on
from your investments when you buy or         purchases as a percentage of offering price          4.50%        none         none
sell shares of a Fund.
                                          Maximum contingent deferred sales charge (load)
                                             as a percentage of original purchase price or
                                             redemption price, whichever is lower                  none(1)    4.00%(2)     1.00%(3)


                                          Maximum sales charge (load) imposed on
                                             reinvested dividends                                  none        none         none

                                          Redemption fees                                          none        none         none
-----------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.



-----------------------------------------------------------------------------------------------------------------------------------
                                         Tax-Free Florida Fund        Tax-Free Florida Insured Fund       Tax-Free New York Fund
Class                                   A           B       C             A          B        C            A         B        C
-----------------------------------------------------------------------------------------------------------------------------------
Management fees                         0.55%    0.55%    0.55%         0.50%      0.50%    0.50%         0.55%    0.55%    0.55%
Distribution and service (12b-1) fees   0.25%    1.00%    1.00%         0.25%      1.00%    1.00%         0.25%    1.00%    1.00%
Other expenses                          0.26%    0.26%    0.26%         0.24%      0.24%    0.24%         0.35%    0.35%    0.35%
Total annual fund operating expenses    1.06%    1.81%    1.81%         0.99%      1.74%    1.74%         1.15%    1.90%    1.90%
Fee waivers and payments(4)            (0.31%)  (0.31%)  (0.31%)       (0.09%)    (0.09%)  (0.09%)       (0.65%)  (0.65%)  (0.65%)
Net expense                             0.75%    1.50%    1.50%         0.90%      1.65%    1.65%         0.50%    1.25%    1.25%
-----------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.




-----------------------------------------------------------------------------------------------------------------------------------
                           Tax-Free Florida Fund                                        Tax-Free Florida Insured Fund
Class(6)         A           B            B           C            C          A            B           B           C            C
                              (if redeemed)            (if redeemed)                       (if redeemed)            (if redeemed)
-----------------------------------------------------------------------------------------------------------------------------------
1 year         $523        $153         $553        $153         $253        $538         $168        $568        $168         $268
3 years        $743        $539         $764        $539         $539        $743         $539        $764        $539         $539
5 years        $980        $951       $1,101        $951         $951        $964         $935      $1,085        $935         $935
10 years     $1,659      $1,904       $1,904      $2,101       $2,101      $1,601       $1,846      $1,846      $2,044       $2,044

----------------------------------------------------------------------
                             Tax-Free New York Fund

Class(6)          A           B            B           C            C
                               (if redeemed)            (if redeemed)
----------------------------------------------------------------------
1 year         $499        $127         $527        $127         $227
3 years        $737        $534         $759        $534         $534
5 years        $994        $966       $1,116        $966         $966
10 years     $1,729      $1,973       $1,973      $2,169       $2,169

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets of Tax-Free Florida Fund and 0.65% of average daily net assets of Tax-Free Florida Insured Fund. The investment manager has agreed to waive fees and pay expenses through April 30, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets of Tax-Free New York Fund.


(5) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Minnesota Tax-Exempt Funds

What are each Fund's goals?

     Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

     Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

     Delaware Minnesota High-Yield Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

     Although each Fund will strive to meet its goal, there is no assurance that it will.

What are each Fund's main investment strategies? Under normal circumstances, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Tax-Free Minnesota Intermediate Fund will invest at least 80% of their net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Minnesota state personal income taxes. Under normal circumstances, Delaware Minnesota High-Yield Municipal Bond Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes and the Minnesota state personal income taxes. These are fundamental investment policies that may not be changed without prior shareholder approval.

Each Fund is required to derive at least 95% of its income from Minnesota obligations. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, Delaware Tax-Free Minnesota Intermediate Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years and the other Funds will maintain a dollar-weighted average effective maturity of between 5 and 30 years.

Under normal circumstances, Delaware Tax-Free Minnesota Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

Delaware Minnesota High-Yield Municipal Bond Fund will invest in lower rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher quality securities.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. This generally affects securities with longer maturities more than those with shorter maturities.

The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Minnesota may hinder that ability. This risk is even greater for Delaware Minnesota High-Yield Municipal Bond Fund because the Fund will invest a larger portion of its assets in non-investment grade bonds. These bonds are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified.

Under normal circumstances, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Tax-Free Minnesota Intermediate Fund, each may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Delaware Minnesota High-Yield Municipal Bond Fund may invest up to 100% of assets in these securities. Income from these securities would be taxable to shareholders who are subject to the federal alternative minimum tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free Minnesota Fund's Class A shares had a calendar year-to-date return of 8.43%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 7.38% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.69% for the quarter ended March 31, 1994.

As of September 30, 2002, the Tax-Free Minnesota Insured Fund's Class A shares had a calendar year-to-date return of 8.58%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.19% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.91% for the quarter ended March 31, 1994.

As of September 30, 2002, the Tax-Free Minnesota Intermediate Fund's Class A shares had a calendar year-to-date return of 8.30%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.80% for the quarter ended March 31, 1995 and its lowest quarterly return was -2.80% for the quarter ended March 31, 1994.

As of September 30, 2002, the Minnesota High-Yield Municipal Bond Fund's Class A shares had a calendar year-to-date return of 8.11%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.49% for the quarter ended September 30, 1997 and its lowest quarterly return was -4.24% for the quarter ended December 31, 1999.

The maximum Class A sales charge of 4.50% for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund, and 2.75% for Tax-Free Minnesota Intermediate Fund, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]



Delaware Tax-Free Minnesota Fund                         7.97%  12.69%  -6.72%  17.48%  3.31%  9.68%  6.07%  -4.83%  10.91%  4.21%
Delaware Tax-Free Minnesota Insured Fund                 8.56%  13.80%  -7.86%  17.52%  3.74%  8.49%  5.74%  -2.85%  10.25%  4.00%
Delaware Tax-Free Minnesota Intermediate Fund            6.61%   7.89%  -1.90%  11.07%  3.44%  6.69%  4.91%  -3.13%   6.65%  5.11%
Delaware Minnesota High-Yield Municipal Bond Fund                                             11.26%  6.92%  -6.19%   7.21%  6.82%
                                                         -------------------------------------------------------------------------
                                                         1992    1993    1994    1995    1996  1997   1998    1999    2000   2001

Average annual returns for periods ending 12/31/01

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10 years or
Tax-Free Minnesota Fund                                                                     1 year      5 years    lifetime***
------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                 -0.45%       4.10%        5.35%
Class A return after taxes on distributions                                                 -0.45%       4.08%        5.29%
Class A return after taxes on distributions and sale of Fund shares                          1.64%       4.28%        5.33%
Class B return before taxes*                                                                -0.61%       4.02%        5.00%
Class C return before taxes**                                                                2.43%       4.28%        4.89%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.63%
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund

------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                 -0.73%       4.06%        5.41%
Class A return after taxes on distributions                                                 -0.73%       4.06%        5.40%
Class A return after taxes on distributions and sale of Fund shares                          1.38%       4.21%        5.38%
Class B return before taxes*                                                                -0.65%       4.03%        4.97%
Class C return before taxes**                                                                2.32%       4.26%        4.81%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.63%



------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10 years or
Tax-Free Minnesota Intermediate Fund                                                        1 year      5 years     lifetime***
------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                  2.26%       3.40%        4.36%
Class A return after taxes on distributions                                                  2.26%       3.40%        4.33%
Class A return after taxes on distributions and sale of Fund shares                          3.33%       3.70%        4.43%
Class B return before taxes*                                                                 2.21%       3.14%        3.41%
Class C return before taxes**                                                                3.22%       3.12%        3.68%
Lehman Brothers Five-Year Municipal Bond Index (reflects no deduction for
   fees, expenses or taxes)                                                                  6.21%       5.35%        5.72%

------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal Bond Fund

------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                  2.06%       4.07%        4.62%
Class A return after taxes on distributions                                                  2.06%       4.07%        4.62%
Class A return after taxes on distributions and sale of Fund shares                          3.53%       4.40%        4.87%
Class B return before taxes*                                                                 1.98%       3.98%        5.12%
Class C return before taxes**                                                                5.09%       4.25%        4.72%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)     5.13%       5.98%        6.34%


     The Funds' returns are compared to the performance of certain indexes. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.


     The Tax-Free Minnesota Insured Fund has changed its benchmark index to the Lehman Brothers Municipal Bond Index. The benchmark previously used by the Fund, the Lehman Brothers Insured Municipal Bond Index, is no longer available for the periods set forth in the performance table.

     After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

  * Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class B would be 3.35%, 4.28% and 5.00% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Insured Fund's Class B would be 3.32%, 4.28% and 4.97% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class B would be 4.21%, 3.14% and 3.41% for the one-year, five-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class B would be 5.98%, 4.23% and 5.12% for the one-year, five-year and lifetime periods, respectively.

 ** Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class C would be 3.42%, 4.28% and 4.89% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Insured Fund's Class C would be 3.32%, 4.26% and 4.81% for the one-year, five-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class C would be 4.22%, 3.12% and 3.68% for the one-year, five-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class C would be 6.09%, 4.25% and 4.72% for the one-year, five-year and lifetime periods, respectively.

*** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Fund were March 11, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Fund is for 10 years; Class B and Class C lifetimes were 6.52% and 6.55%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Insured Fund were March 7, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Insured Fund is for 10 years; Class B and Class C lifetime periods were 6.52% and 6.55%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Intermediate Fund were August 15, 1995 and May 4, 1994, respectively. Lehman Brothers Five-Year Municipal Bond Index return for Tax-Free Minnesota Intermediate Fund is for 10 years; Class B and Class C lifetimes were 5.26% and 5.65%, respectively. Inception date for Class A shares of the Minnesota High-Yield Bond Fund was June 4, 1996 and Class B and Class C shares was June 12, 1996. Lehman Brothers Municipal Bond Index return for Minnesota High-Yield Municipal Bond Fund Class A's lifetime period; Class B and Class C lifetimes was 6.34%.


What are the Funds' fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.


------------------------------------------------------------------------------------------------------------------------------------
                                                            Tax-Free Minnesota Fund
                                                    Tax-Free Minnesota Insured Fund
                                           Minnesota High-Yield Municipal Bond Fund      Tax-Free Minnesota Intermediate Fund

Class                                                    A           B            C                A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases as a percentage of offering price         4.50%        none         none            2.75%         none        none

Maximum contingent deferred sales charge
   (load) as a percentage of original purchase
   price or redemption price, whichever is lower        none(1)    4.00%(2)     1.00%(3)          none(1)     2.00%(4)    1.00%(3)


Maximum sales charge (load) imposed on
   reinvested dividends                                 none        none         none             none         none        none

Redemption fees                                         none        none         none             none         none        none
------------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.


------------------------------------------------------------------------------------------------------------------------------------
                                                           Tax-Free Minnesota Fund              Tax-Free Minnesota Insured Fund
Class                                                    A           B            C                A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                        0.55%       0.55%        0.55%            0.50%        0.50%       0.50%
Distribution and service (12b-1) fees                  0.25%       1.00%        1.00%            0.25%        1.00%       1.00%
Other expenses                                         0.18%       0.18%        0.18%            0.21%        0.21%       0.21%
Total annual fund operating expenses                   0.98%       1.73%        1.73%            0.96%        1.71%       1.71%
Fee waivers and payments(5)                           (0.00%)     (0.00%)      (0.00%)          (0.00%)      (0.00%)     (0.00%)
Net expenses                                           0.98%       1.73%        1.73%            0.96%        1.71%       1.71%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Minnesota High-Yield Municipal
                                                    Tax-Free Minnesota Intermediate Fund                    Bond Fund
Class                                                    A           B            C                A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                        0.50%       0.50%        0.50%            0.55%        0.55%       0.55%
Distribution and service (12b-1) fees                  0.25%(6)    1.00%        1.00%            0.25%        1.00%       1.00%
Other expenses                                         0.20%       0.20%        0.20%            0.21%        0.21%       0.21%
Total annual fund operating expenses                   0.95%       1.70%        1.70%            1.01%        1.76%       1.76%
Fee waivers and payments5                             (0.10%)     (0.00%)      (0.00%)          (0.26%)      (0.26%)     (0.26%)
Net expenses                                           0.85%       1.70%        1.70%            0.75%        1.50%       1.50%
------------------------------------------------------------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.



------------------------------------------------------------------------------------------------------------------------------------
                             Tax-Free Minnesota Fund(8)                               Tax-Free Minnesota Insured Fund(8)
Class            A           B            B          C            C           A            B          B           C            C
                              (if redeemed)           (if redeemed)                       (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year         $545        $176         $576        $176         $276        $544         $174        $574        $174         $274

3 years        $748        $545         $770        $545         $545        $742         $539        $764        $539         $539

5 years        $967        $939       $1,089        $939         $939        $957         $928      $1,078        $928         $928

10 years     $1,597      $1,842       $1,842      $2,041       $2,041      $1,575       $1,821      $1,821      $2,019       $2,019



------------------------------------------------------------------------------------------------------------------------------------
                      Tax-Free Minnesota Intermediate Fund(9)                     Minnesota High-Yield Municipal Bond Fund(8)
Class           A           B            B           C            C           A            B          B           C            C
                             (if redeemed)            (if redeemed)                       (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year         $359        $173         $373        $173         $273        $523         $153        $553        $153         $253
3 years        $560        $536         $636        $536         $536        $732         $529        $754        $529         $529
5 years        $777        $923         $923        $923         $923        $959         $930      $1,080        $930         $930
10 years     $1,400      $1,541       $1,541      $2,009       $2,009      $1,608       $1,853      $1,853      $2,052       $2,052

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund and within one year of purchase for Tax-Free Minnesota Intermediate Fund. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.

(5) The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets of Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund and 0.50% of average daily net assets of Minnesota High-Yield Municipal Bond Fund.

(6) Class A shares are subject to a 12b-1 fee of 0.25% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through October 31, 2003 to no more than 0.15% of average daily net assets.


(7) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Profile: Missouri Insured and Oregon Insured Tax-Free Funds

What are each Fund's goals?

     Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.


What are each Fund's main investment strategies? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income tax in their respective states. This is a fundamental investment policy that may not be changed without prior shareholder approval.


Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


Under normal circumstances, each Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Funds are also permitted to invest up to 20% of their total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Funds will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

What are the main risks of investing in each Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.


For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 29.


An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

How have the Funds performed?

--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.


As of September 30, 2002, the Tax-Free Missouri Insured Fund's Class A shares had a calendar year-to-date return of 8.56%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.84% for the quarter ended March 31, 1995 and its lowest quarterly return was -5.94% for the quarter ended March 31, 1994.

As of September 30, 2002, the Tax-Free Oregon Insured Fund's Class A shares had a calendar year-to-date return of 9.24%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 8.05% for the quarter ended March 31, 1995 and its lowest quarterly return was -4.68% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.


Year-by-year total return (Class A)

                                [GRAPHIC OMITTED]




Delaware Tax-Free Missouri Insured Fund  14.38%     -9.00%    19.96%     3.39%    9.43%     5.50%     -3.17%     9.97%    4.01%
Delaware Tax-Free Oregon Insured Fund               -7.62%    18.71%     3.13%    9.66%     6.19%     -5.34%    12.91%    4.12%
                                        ----------------------------------------------------------------------------------------
                                          1993       1994      1995      1996     1997      1998       1999      2000      2001

Average annual returns for periods ending 12/31/01

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund                                                               1 year      5 years     lifetime**
-------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                  -0.70%       4.07%        5.21%
Class A return after taxes on distributions                                                  -0.70%       4.07%        5.21%
Class A return after taxes on distributions and sale of Fund shares                           1.38%       4.20%        5.20%
Class B return before taxes*                                                                 -0.73%       4.01%        4.56%
Class C return before taxes*                                                                  2.33%       4.27%        4.24%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)      5.13%       5.98%        6.45%

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
-------------------------------------------------------------------------------------------------------------------------------

Class A return before taxes                                                                  -0.57%       4.34%        4.56%
Class A return after taxes on distributions                                                  -0.57%       4.34%        4.56%
Class A return after taxes on distributions and sale of Fund shares                           1.39%       4.41%        4.60%
Class B return before taxes*                                                                 -0.54%       4.31%        4.63%
Class C return before taxes*                                                                  2.44%       4.53%        4.84%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)      5.13%       5.98%        5.96%

  The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

  The Funds have changed their benchmark index to the Lehman Brothers Municipal Bond Index. The benchmark previously used by the Funds, the Lehman Brothers Insured Municipal Bond Index, is no longer available for the periods set forth in the performance table.

  After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Missouri Insured Fund's Class B would be 3.24%, 4.26% and 4.56% for the one-year, five-year and lifetime periods, respectively, and the returns for Tax-Free Oregon Insured Fund's Class B would be 3.45%, 4.57% and 4.63% for the one-year, five-year and lifetime periods, respectively. Returns for Tax-Free Missouri Insured Fund's Class C would be 3.32%, 4.27% and 4.24% for the one-year, five-year and lifetime periods, respectively, and returns for Tax-Free Oregon Insured Fund's Class C would be 3.44%, 4.53% and 4.84% for the one-year, five-year and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free Missouri Insured Fund were November 2, 1992, March 12, 1994 and November 11, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Missouri Insured Fund Class A's lifetime period; Class B and Class C lifetimes were 6.64% and 5.81%, respectively. Inception dates for Class A, Class B and Class C shares of the Tax-Free Oregon Insured Fund were August 1, 1993, March 12, 1994 and July 7, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Oregon Insured Fund Class A's lifetime period; Class B and Class C lifetimes were 6.64% and 6.32%, respectively.


What are the Funds' fees and expenses? CLASS                                                       A           B            C
--------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly   Maximum sales charge (load) imposed on
from your investments when you buy        purchases as a percentage of offering price            4.50%        none         none
or sell shares of a Fund.
                                       Maximum contingent deferred sales charge (load)
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower                    none(1)    4.00%(2)      1.00%(3)

                                       Maximum sales charge (load) imposed on
                                          reinvested dividends                                    none        none         none

                                       Redemption fees                                            none        none         none
--------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from each Fund's assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                Tax-Free Missouri Insured Fund       Tax-Free Oregon Insured Fund

Class                                                             A           B            C           A            B           C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                 0.50%       0.50%        0.50%       0.50%        0.50%       0.50%
Distribution and service (12b-1) fees                           0.25%       1.00%        1.00%       0.25%        1.00%       1.00%
Other expenses                                                  0.22%       0.22%        0.22%       0.25%        0.25%       0.25%
Total annual fund operating expenses                            0.97%       1.72%        1.72%       1.00%        1.75%       1.75%
Fee waivers and payments(4)                                       --          --           --       (0.15%)      (0.15%)     (0.15%)
Net expense                                                       --          --           --        0.85%        1.60%       1.60%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------

                             Tax-Free Missouri Insured Fund(5)                            Tax-Free Oregon Insured Fund(6)

Class(7)             A           B            B           C           C           A          B           B          C            C
                                   (if redeemed)          (if redeemed)                      (if redeemed)           (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year             $545        $175         $575        $175        $275        $533       $163        $563       $163         $263
3 years            $745        $542         $767        $542        $542        $740       $536        $761       $536         $536
5 years            $962        $933       $1,083        $933        $933        $964       $935      $1,085       $935         $935
10 years         $1,586      $1,831       $1,831      $2,030      $2,030      $1,607     $1,852      $1,852     $2,050       $2,050

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of Tax-Free Oregon Insured Fund through October 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.60% of average daily net assets of the Fund.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that Tax-Free Missouri Insured Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds


Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

The funds will invest primarily in tax-exempt obligations of issuers in their respective states.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


The Funds may also invest in securities of U.S. territories and possessions to the extent that these securities are tax-exempt under each state's tax code.


We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to honor redemption requests or if a credit situation weakens. As a result, we may realize losses or capital gains which could be taxable to shareholders.


Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.


Each Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.



------------------------------------------------------------------------------------------------------------------------------------
Securities                                                         How we use them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund

                           ---------------------------------------------------------------------------------------------------------
Tax exempt obligations:    Under normal circumstances, each Fund will invest at least 80% of its net    Under normal
Commonly known as          assets in tax-exempt obligations which are exempt from federal income        circumstances, Minnesota
municipal bonds, these     taxes, including the federal alternative minimum tax, and from the           High-Yield Municipal
are debt obligations       personal income tax in its respective state. These bonds may include         Bond Fund will invest at
issued by or on behalf     general obligation bonds and revenue bonds.                                  least 80% of its net
of a state or territory,                                                                                assets in tax-exempt
its agencies or                                         Tax-Free New York Fund                          obligations (including
instrumentalities,                                      will invest at least 80%                        obligations subject to
municipalities or other                                 of net assets in                                alternative minimum
political sub-divisions.                                tax-exempt obligations                          tax). At least 65% will
The interest on these                                   under normal market                             be invested in medium
debt obligations can                                    conditions. Any                                 and lower-grade
generally be excluded                                   investments in                                  securities rated between
from federal income tax                                 obligations subject to                          BBB and B- by S&P, of
as well as personal                                     the alternative minimum                         equivalent quality by
income tax in the state                                 tax would not count                             another nationally
where the bond is                                       toward the 80% of                               recognized statistical
issued. Determination of                                Tax-Free New York Fund's                        ratings organization
a bond's tax-exempt                                     net assets that must be                         (NRSRO) or in securities
status is based on the                                  invested in this manner.                        that the manager
opinion of the bond                                                                                     determines to be of
issuer's legal counsel.                                                                                 comparable quality.
Tax-exempt obligations
may include securities
subject to the
alternative minimum tax.
See Private activity bonds
below for more information.


General obligation bonds   Insured Funds may invest    Each Fund may invest without limit in            The Fund may invest in
are municipal bonds on     in general obligation       general obligation bonds and will                general obligation bonds
which the payment of       bonds; however, after       primarily invest in bonds in the top             and will typically
principal and interest     the application of          four quality grades or bonds that are            invest in lower quality
is secured by the          insurance, general          unrated, but which the manager                   bonds rated between BBB
issuer's pledge of its     obligation bonds            determines to be of equal quality.               and B- by S&P, of
full faith, credit and     representing at least                                                        equivalent quality by
taxing power.              80% of net assets in the                                                     another NRSRO, or bonds
                           portfolio must be rated                                                      that are unrated which
                           AAA by S&P or Aaa by                                                         the manager determines
                           Moody's or have an                                                           to be of equal quality.
                           equivalent rating from
                           another NRSRO at the
                           time of purchase.


Revenue bonds are          Insured Funds may invest    Each Fund may invest without limit in            The Fund may invest in
municipal bonds on which   in revenue bonds;           revenue bonds and will primarily invest          revenue bonds and will
principal and interest     however, after the          in bonds in the top four quality grades          typically invest in
payments are made from     application of              or bonds that are unrated, but which the         lower quality bonds
revenues derived from a    insurance, revenue bonds    manager determines to be of equal                rated between BBB and B-
particular facility,       representing 80% of net     quality.                                         by S&P, of equivalent
from the proceeds of a     assets in the portfolio                                                      quality by another
special excise tax or      must be rated AAA by S&P                                                     NRSRO, or bonds that are
from revenue generated     or have an equivalent                                                        unrated which the
by an operating project.   rating from another                                                          manager determines to be
Principal and interest     NRSRO at the time of                                                         of equal quality.
are not secured by the     purchase.
general taxing power.
Tax-exempt industrial
development bonds, in
most cases, are a type
of revenue bond that is
not backed by the credit
of the issuing
municipality and may
therefore involve more
risk.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                         How we use them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Insured municipal bonds:   Each Fund may invest without limit in insured bonds. It is possible that a   Insured bonds will
Various municipal          substantial portion of a Fund's portfolio may consist of municipal bonds     typically not be a
issuers may obtain         that are insured by a single insurance company.                              significant portion of
insurance for their                                                                                     the investments of the
obligations. In the        Insurance is available on uninsured bonds and each Fund may purchase such    Fund.
event of a default, the    insurance directly. We will generally do so only if we believe that
insurer is required to     purchasing and insuring a bond provides an investment opportunity at least
make payments of           comparable to owning other available insured securities.
interest and principal
when due to the            The purpose of insurance is to protect against credit risk. It does not
bondholders. However,      insure against market risk or guarantee the value of the securities in the
there is no assurance      portfolio or the value of shares of any of the Funds.
that the insurance
company will meet its      At least 80% of each
obligations. Insured       Insured Fund's net
obligations are            assets will consist of
typically rated in the     bonds that are fully
top quality grades by an   insured. All insurers
NRSRO.                     must have AAA-rated
                           claims paying ability by
                           S&P or another NRSRO at
                           the time that the insured
                           bond is purchased.

Short-term money market    Insured Funds, pending        Although not a principal investment strategy, each Fund may invest without
securities: Debt           the investment or             limit in short-term tax-exempt obligations on a temporary, defensive
securities that are        reinvestment of its           basis. Each Fund also may hold its assets in securities of tax-exempt
scheduled to mature in     assets in longer-term         money market mutual funds or in cash on a temporary, defensive basis.
less than 360 days.        tax-exempt obligations,
These are generally        may invest up to 35% of
considered to be very      its net assets in
safe and highly liquid.    short-term tax-exempt
                           instruments, without
                           obtaining insurance,
                           provided that such
                           instruments are rated in
                           either the highest
                           short-term or long-term
                           rating category by an
                           NRSRO.

                           Each Fund may invest up to
                           10% of its net assets in
                           securities of tax-exempt
                           money market mutual funds
                           pending investment or
                           reinvestment of its assets
                           in longer-term tax-exempt
                           obligations.

Private activity or        Under normal circumstances, each Fund may invest up to 20% of its assets     Minnesota High-Yield
private placement bonds    in bonds whose income is subject to the federal alternative minimum tax.     Municipal Bond Fund may
are municipal bond         This means that a portion of the Fund's distributions could be subject to    invest without limit in
issues whose proceeds      the federal alternative minimum tax that applies to certain taxpayers.       these bonds.
are used to finance
certain non-government     Tax-Free New York Fund may also invest up to 20% of its net assets in
activities, including      securities whose income is subject to New York City's alternative minimum
some types of industrial   tax.
revenue bonds such as
privately owned sports
and convention
facilities. The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes
the tax-exempt status of
certain bonds dependent
on the issuer's
compliance with specific
requirements after the
bonds are issued.


------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Securities                                                         How we use them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Municipal leases and       Each Fund may invest without limit in municipal lease obligations primarily through certificates
certificates of            of participation.
participation (COPs):
Certificates of            As with its other investments, each Fund expects its investments in municipal lease obligations to
participation are widely   be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond
used by state and local    issuer's counsel for a determination of the bond's tax-exempt status.
governments to finance
the purchase of property   A feature that distinguishes COPs from municipal debt is that leases typically contain a
and facilities. COPs are   "nonappropriation" or "abatement" clause. This means the municipality leasing the property or
like installment           facility must use its best efforts to make lease payments, but may terminate the lease without
purchase agreements. A     penalty if its legislature or other appropriating body does not allocate the necessary money. In
governmental corporation   such a case, the creator of the COP, or its agent, is typically entitled to repossess the
may create a COP when it   property. In many cases, however, the market value of the property will be less than the amount
issues long-term bonds     the municipality was paying.
to pay for the
acquisition of property    COPs are generally considered illiquid and subject to each Fund's limitations on or
are then leased to a       facilities. The illiquid securities unless we determine they are liquid according to the
municipality, which        property or facilities guidelines set by the Board of Trustees.
makes lease payments to
repay interest and
principal to the holders
of the bonds. Once the
lease payments are
completed, the
municipality gains
ownership of the
property for a nominal
sum.


Zero coupon bonds: Zero    Each Fund may invest in zero coupon bonds. The market prices of these bonds are generally
interest prior to          more coupon bonds are debt volatile than the market prices of securities that pay interest
maturity or a specified    periodically and are likely to obligations which do not react to changes in interest rates
date when the securities   to a greater degree than interest-paying bonds having similar entitle the holder to
begin paying current       maturities and credit quality. They may have certain tax consequences which, under certain
interest. Therefore,       any periodic payments of conditions, could be adverse to a Fund.
they are issued and
traded at a price lower
than their face amounts
or par value.


Inverse floaters are a     Each Fund may invest in inverse floaters. For each Fund, other than Minnesota High-Yield Municipa
type of derivative         Bond Fund, however, the total value of a Fund's investment in derivative tax-exempt obligations
tax-exempt obligation      combined with its holdings of bonds rated below investment grade and any illiquid securities may
with floating or           not exceed 20%.
variable interest rates
that move in the
opposite direction of
short-term interest
rates, usually at an
accelerated speed.
Consequently, the market
values of inverse
floaters will generally
be more volatile than
other tax-exempt
investments.

Variable rate and          Each Fund may purchase "floating rate" and "variable rate" obligations.
floating rate
obligations pay interest
at rates that are not
fixed, but instead vary
with changes in
specified market rates
or indexes on
pre-designated dates.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                         How we use them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Advance refunded bonds     Each Fund may invest without limit in advance refunded bonds or escrow-secured bonds.
refunding, the issuer      These bonds (also known as Escrow are generally considered to be of very high quality
will use the proceeds of   because of the escrow account which typically bonds) In an advance holds U.S. Treasuries.
a new bond issue to
purchase high grade
interest bearing debt
securities. These
securities are then
deposited into an
irrevocable escrow
account held by a
trustee bank to secure
all future payments of
principal and interest
on pre-existing bonds,
which are then
considered to be
"advance refunded
bonds." These bonds
often receive the
highest rating from S&P
and Moody's. Deceased
bonds are bonds in which
the rights of the bond
holder have been
terminated. This
typically relates to an
advance refunding.

High-yield, high-risk      *                                 Each Fund may invest up to 20% of its      Minnesota High-Yield
municipal bonds:                                             net assets in high-yield, high-risk        Municipal Bond Fund will
Municipal debt                                               fixed-income securities. This limit        invest at least 65% of
obligations rated lower                                      applies to the combined value of the       its total assets in
than investment grade by                                     Fund's holdings in lower-rated bonds and   medium- and lower-rated,
an NRSRO or, if unrated,                                     its holding of derivative tax-exempt       high-yield securities.
of comparable quality.                                       securities, such as inverse floaters.The   In doing so, the Fund
These securities are                                         Funds will not invest in securities that   may offer higher income
often referred to as                                         are rated lower than B by S&P or           potential, but is also
"junk bonds" and are                                         similarly rated by another rating          subject to greater risk,
considered to be of poor                                     agency. The Funds will not invest in       including price
standing and                                                 unrated bonds that are considered to be    volatility during
predominately                                                of a quality lower than B.                 periods of adverse
speculative.                                                                                            economic conditions. The
                                                                                                        Fund may also experience
                                                                                                        a higher incidence of
                                                                                                        credit problems.

Illiquid securities are    Each Fund may invest up to 15% of its net assets in illiquid securities.
securities that do not
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that the Fund has valued
them.

Repurchase agreements      Typically, the Funds use repurchase agreements as a short-term investment for their cash
which the seller agrees    position. are agreements between a The Funds may not enter into repurchase agreements that
to buy the securities      represent more than 10% of total assets of buyer of securities, a Fund except when
back within a specified    investing for defensive purposes during periods of adverse market conditions. such as a
time at the same price     Fund, and a The Funds will only enter into repurchase agreements in which the collateral
the buyer paid for them,   is comprised of U.S. seller of securities in government securities.
plus an amount equal to
an agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent to
cash.


------------------------------------------------------------------------------------------------------------------------------------

* This is not a principal strategy for the Funds.


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                         How we use them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Reverse repurchase         *                            Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund,
agreements are the same                                 Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund and Tax-Free
as repurchase agreements                                New York Fund may invest up to 10% of their total assets in reverse
except that a fund would                                repurchase agreements. This may be preferable to a regular sale and later
act as the seller and                                   repurchase of securities because it avoids certain market risk and
agree to buy back the                                   transaction costs. However, these may be used as a form of leveraging
securities at the same                                  which may exaggerate any increases or decreases in each Fund's net asset
price the buyer paid for                                value. Because we limit the use of this speculative technique to 10% of a
them, plus an agreed                                    Fund's total assets, we believe we can use it to facilitate a Fund's
upon interest rate.                                     ability to provide current income while reducing the potential risk that leveraging can have on a Fund's principal.

                                                        Funds that are not listed above may not use reverse repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------

* This is not a principal strategy for the Funds.

The Funds may also invest in other securities including, options, futures and restricted securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.


Downgraded quality ratings The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality. However, no Fund (except Minnesota High-Yield Municipal Bond Fund) may have more than 5% of its assets invested in securities that have been downgraded to a rating lower than the lowest rating permitted for that Fund. The Insured Funds may invest up to 35% of total assets in securities that have been downgraded to AA or Aa since the Fund initially purchased them. Minnesota High-Yield Municipal Bond Fund may retain securities that are downgraded after purchase.

Borrowing money Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, each Fund may borrow up to 20% (10% for Tax-Free Colorado Fund) of the value of its net assets. Borrowing money could result in a Fund being unable to meet its investment objective.


Purchasing securities on a when-issued or delayed delivery basis The Funds may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later. There is no percentage limit on the amount of each Fund's total assets which may be invested in securities issued in this manner. The Funds will designate cash or securities in amounts sufficient to cover obligations and will value the designated assets daily.

Temporary defensive positions During times of adverse market conditions when we believe a more defensive posture is warranted, each Fund may temporarily select investments other than those that are its primary focus and may also invest without regard to its stated maturity strategy. To the extent that the Funds do this, they may not be able to meet their investment objectives.


Portfolio turnover We anticipate that each Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for investors, which may affect each Fund's performance.

Concentration Depending on the supply of available bonds and how those bonds suit our investment needs, each Fund may concentrate its investments (investing more than 25% of total assets) in a particular segment of the bond market such as the housing, health care and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund and Tax-Free New York Fund may also concentrate investments in transportation, education and/or industrial obligations.

The risks of investing in the Funds


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment in any of the municipal bond funds to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.



------------------------------------------------------------------------------------------------------------------------------------
  The risks                                                 How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Interest rate risk is      Interest rate risk is generally the most significant risk for these funds.
the risk that securities,
particularly bonds with    Because interest rate movements can be unpredictable, we do not try to increase return by
longer maturities, will    aggressively capitalizing on interest rate moves. We do attempt to manage the duration of a Fund in
decrease in value if       order to take advantage of our market outlook, especially on a longer term basis.
interest rates rise.

Market risk is the risk    We maintain a long-term investment approach and focus on bonds we believe will provide a
that all or a majority     steady income stream regardless of interim market fluctuations. We do not try to predict
of the securities in a     overall market movements and generally do not trade for short-term purposes.
certain market--like the
stock or bond
market--will decline in
value because of factors
such as economic
conditions, future
expectations or investor
confidence.


Industry and security      We spread each Fund's assets across different types of municipal bonds and among bonds
risk is the risk that      representing different industries and regions within a state. We also follow a rigorous
the value of securities    selection process before choosing securities for the portfolios. Each Fund may concentrate
in a particular industry   its investments (investing 25% or more of total assets) in a particular segment of the
or the value of an         bond market such as the housing, health care and/or utility industries. Each Fund may also
individual security will   invest 25% or more of total assets in industrial development bonds. We will generally
decline because of         concentrate our investments in a particular sector when the supply of bonds in other
changing expectations      sectors does not suit our investment needs. This will expose a Fund to greater industry
for the performance of     and security risk.
that industry or for the
individual issuer of the
security.

                           The Insured Funds may be       Tax-Free Arizona Fund,                        Minnesota High-Yield
                           less subject to industry       Tax-Free California                           Municipal Bond Fund may
                           and security risk              Fund, Tax-Free Florida                        also concentrate its
                           because payment of             Fund, Tax-Free Idaho                          investments in
                           interest and principal         Fund and Tax-Free New                         transportation,
                           on the bonds in these          York Fund may also                            education and/or
                           portfolio are insured,         concentrate their                             industrial obligations.
                           potentially reducing the       investments in
                           effect that changing           transportation,
                           expectations might have        education and/or
                           on an individual bond.         industrial obligations.


Credit Risk Is the         The Insured Funds are          We conduct careful credit analysis of         Minnesota High-Yield
possibility that a         less affected by credit        individual bonds; we focus on high            Municipal Bond Fund is
bond's issuer (or an       risk because the bonds         quality bonds and limit our holdings of       subject to significant
entity that insures the    in the portfolios are          bonds rated below investment grade. We        credit risk due to its
bond) will be unable to    insured. This insurance        also hold a number of different bonds in      investment in lower
make timely payments of    is designed to minimize        each portfolio. All of this is designed       quality, high-yielding
interest and principal.    credit risks to the            to help reduce credit risk.                   bonds. This risk is
                           Funds, by increasing the                                                     described more fully
In the case of municipal   likelihood that the                                                          below.
bonds, issuers may be      Funds would still
affected by poor           receive payment even if
economic conditions in     an issuer defaulted.
their states.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
  The risks                                                    How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
High-yield, high-risk      The Insured Funds may        We limit the amount of each portfolio           Minnesota High-Yield
municipal bonds            not invest in high-yield     which may be invested in lower quality,         Municipal Bond Fund
Investing in so-called     municipal bonds and          higher yielding bonds.                          invests primarily in
"junk" bonds entails the   therefore are not                                                            high-yield bonds, making
risk of principal loss,    subject to this risk.                                                        this a significant risk
which may be greater                                                                                    for the Fund. In
than the risk involved                                                                                  striving to manage this
in investment grade                                                                                     risk, we hold a number
bonds. High-yield bonds                                                                                 of different bonds
are sometimes issued by                                                                                 representing a variety
municipalities with                                                                                     of industries and
lesser financial                                                                                        municipal projects,
strength and therefore                                                                                  seeking to minimize the
less ability to make                                                                                    effect that any one bond
projected debt payments                                                                                 may have on the Fund.
on the bonds.

Some analysts believe a
protracted economic
downturn would adversely
affect the value of
outstanding bonds and
the ability of
high-yield issuers to
repay principal and
interest. In particular,
for a high-yield revenue
bond, adverse economic
conditions to the
particular project or
industry which backs the
bond would pose a
significant risk.

Call risk is the risk      We take into consideration the likelihood of prepayment when we select bonds and when appropriate we
that a bond issuer will    look for bonds that have protection against early prepayment. This may have the added benefit of
prepay the bond            improving a Fund's investment performance in a declining interest rate environment.
during periods of low
interest rates, forcing
investors to reinvest
their money at
interest rates that
might be lower than
rates on the call
bond.

Liquidity risk is the      We limit each Fund's exposure to illiquid securities to 15% of its net assets.
possibility that
securities cannot be
readily sold, within
seven days, at
approximately the price
that a fund values them.

Non-diversified funds:     All Funds described in this prospectus are non-diversified funds and are subject to this
Non-diversified            risk.
investment companies
have the flexibility to    Nevertheless, we typically hold securities from a variety of different issuers,
invest as much as 50% of   representing different sectors and different types of municipal projects. We also perform
their assets in as few     extensive credit analysis on all securities. We are particularly diligent in reviewing the
as two issuers provided    credit status of bonds that represent a larger percentage of portfolio assets.
no single issuer
accounts for more than
25% of the portfolio.
The remaining 50% of the
portfolio must be
diversified so that no
more than 5% of a fund's
assets is invested in
the securities of a
single issuer. Because a
non-diversified fund may
invest its assets in
fewer issuers, the value
of fund shares may
increase or decrease
more rapidly than if a
fund were fully
diversified. If a fund
were to invest a large
portion of its assets in
a single issuer, the
fund could be
significantly affected
if that issuer was
unable to satisfy its
financial obligations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
  The risks                                                      How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                              Insured Single-State           Single-State
                               Tax-Exempt Funds            Tax-Exempt Funds         Tax-Free Minnesota   Minnesota High-Yield
                            (AZ, CA, FL, MN, MO, OR)  (AZ, CA, CO, FL, ID, MN, NY)  Intermediate Fund    Municipal Bond Fund
                          ---------------------------------------------------------------------------------------------------------
Geographic concentration   Each Fund invests primarily in a specific state and may be subject to geographic concentration risk.
risk is the heightened
sensitivity to regional,   We carefully monitor the economies of each state, and in general we believe they are broad enough to state and local political  satisfy our investment needs. In addition, we have the flexibility to invest in issuers in Puerto
and economic conditions    Rico and the Virgin Islands and Guam whose bonds are also free of individual state income taxes.
that could adversely
affect the holdings in a
fund. There is also a
risk that there could be
inadequate supply of
municipal bonds in a
particular state.

Alternative minimum tax    Under normal circumstances, each Fund may invest up to 20% of its assets     Minnesota High-Yield
risk: If a fund invests    in bonds whose income is subject to the federal alternative minimum tax.     Municipal Bond Fund may
in bonds whose income is                                                                                invest without limit in
subject to an                                              Tax-Free New York Fund                       bonds whose income is
alternative minimum tax,                                   may invest up to 20% of                      subject to the federal
that portion of the                                        its net assets in                            alternative minimum tax.
fund's distributions                                       securities whose income
would be taxable for                                       is subject to New York
shareholders who are                                       City's alternative
subject to this tax.                                       minimum tax.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid fees for the last fiscal year as follows:

Investment Management fees as a Percentage of Average Daily Net Assets


Tax-Free Arizona Fund                               0.32%*     Tax-Free Minnesota Fund                             0.55%

Tax-Free Arizona Insured Fund                       0.50%      Tax-Free Minnesota Insured Fund                     0.50%

Tax-Free California Fund                            0.08%*     Tax-Free Minnesota Intermediate Fund                0.50%

Tax-Free California Insured Fund                    0.50%      Minnesota High-Yield Municipal Bond Fund            0.29%*

Tax-Free Colorado Fund                              0.55%      Tax-Free Missouri Insured Fund                      0.50%

Tax-Free Florida Fund                               0.24%*     Tax-Free New York Fund                               none*

Tax-Free Florida Insured Fund                       0.41%*     Tax-Free Oregon Insured Fund                        0.35%*

Tax-Free Idaho Fund                                 0.52%*

 * Reflects the waiver of fees by the manager.

Portfolio managers

Patrick P. Coyne and Mitchell L. Conery assumed responsibility for making day-to-day investment decisions for the Tax-Free Florida Funds and Tax-Free New York Fund on May 1, 1997. Mr. Coyne and Mr. Conery assumed primary responsibility for making day-to-day investment decisions for each of the Minnesota Funds, Tax-Free Idaho Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund on September 1, 2001,


Patrick P. Coyne, Senior Vice President/Senior Portfolio Manager, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.


Mitchell L. Conery, Vice President/Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Andrew M. McCullagh, Jr., Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Tax-Free Arizona Funds, the Tax-Free California Funds and Tax-Free Colorado Fund. He has been managing these Funds since their inceptions. Mr. McCullagh is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh currently has over 28 years' experience in municipal bond trading, underwriting and portfolio management.

Who's who?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                  -----------------------------
                                                        Board of Trustees
                                                  -----------------------------
                                                               |
-------------------------------                                |                              --------------------------------
      Investment manager                          -----------------------------                          Custodian
 Delaware Management Company    -----------------          The Funds            --------------         Mellon Bank, N.A.
      2005 Market Street                          -----------------------------                      One Mellon Center
 Philadelphia, PA 19103-7094                         |                       |                       Pittsburgh, PA 15258
-------------------------------                      |                       |                --------------------------------
             |                                       |                       |
-------------------------------                      |                       |
      Portfolio managers                    -------------------------------  |
  (see page 32 for details)                          Distributor             |
-------------------------------              Delaware Distributors, L.P.     --------------------------------
                                                  2005 Market Street                  Service agent
                                             Philadelphia, PA 19103-7094      Delaware Service Company, Inc.
                                            -------------------------------         2005 Market Street
                                                     |                         Philadelphia, PA 19103-7094
                                     -------------------------------------   --------------------------------
                                       Financial intermediary wholesaler      |
                                      Lincoln Financial Distributors, Inc.    |
                                               2001 Market Street             |
                                           Philadelphia, PA 19103-7055        |
                                     -------------------------------------    |
                                                      |                       |
                                                  ------------------------------
                                                        Financial advisors
                                                  ------------------------------
                                                                 |
                                                  ------------------------------
                                                            Shareholders
                                                  ------------------------------

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual agreement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

         Choosing a share class


CLASS    o Class A shares have an up-front sales charge of up to 4.50% that you
  A pay when you buy the shares. Class A shares of Tax-Free Minnesota Intermediate Fund have an up-front sales charge of up to 2.75%. The offering price for Class A shares includes the front-end sales charge.


         o If you invest $100,000 or more, your front-end sales charge will be reduced.

         o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge", and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

         o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently 0.15% for Tax-Free Minnesota Intermediate Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

         o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table on page 35.

Class A sales charges


------------------------------------------------------------------------------------------------------------------------------------
              Tax-Free Funds, Insured Funds, Minnesota High-Yield                   Tax-Free Minnesota Intermediate Fund
                              Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                             Dealer's                                                  Dealer's
                  Sales charge         Sales charge         commission        Sales charge        Sales charge        commission
Amount of             as %               as % of             as % of            as % of             as % of            as % of
 purchase      of offering price     amount invested      offering price     offering price     amount invested     offering price
------------------------------------------------------------------------------------------------------------------------------------
Less than
$100,000            4.50%                4.71%                 4.00%              2.75%              2.83%               2.35%

$100,000
but under
$250,000            3.50%                3.63%                 3.00%              2.00%              2.04%               1.75%

$250,000
but under
$500,000            2.50%                2.56%                 2.00%              1.00%              1.01%               0.75%

$500,000
but under
$1 million          2.00%                2.04%                 1.60%              1.00%              1.01%               0.75%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge, unless a specific waiver of the charge applies; of 1% if you redeem shares of the Tax-Free Funds, Insured Funds or Minnesota High-Yield Municipal Bond Fund within the first year and 0.50% if you redeem shares within the second year; and of 0.75% if you redeem shares of the Tax-Free Minnesota Intermediate Fund within the first year.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Dealer's Commission as % of
                                                                                            offering price
                                                                       --------------------------------------------------------
                                                                       Tax-Free Funds, Insured Funds,
   Amount of         Sales charge as % of     Sales charge as % of        and Minnesota High-Yield        Tax-Free Minnesota
    purchase            offering price          amount invested             Municipal Bond Fund            Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
$1 million up to
   $5 million              none                    none                           1.00%                          0.75%

    Next $20
    million
     up to
  $25 million              none                    none                           0.50%                          0.50%

  Amount over
  $25 million              none                    none                           0.25%                          0.25%
--------------------------------------------------------------------------------------------------------------------------------

CLASS    o Class B shares have no up-front sales charge, so the full amount of
  B your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years (three years for Tax-Free Minnesota Intermediate Fund) after you buy them.

         o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For Tax-Free Minnesota Intermediate Fund, the contingent deferred sales charge is 2.00% during the first year, 1.00% during the second and third years and 0% thereafter.


         o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

         o For approximately eight years (five years for Tax-Free Minnesota Intermediate Fund) after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

         o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

         o Approximately eight years (five years for Tax-Free Minnesota Intermediate Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.


         o You may purchase only up to $100,000 of Class B shares at any one time.


CLASS    o Class C shares have no up-front sales charge, so the full amount of
  C your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

         o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

         o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

         o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

         o Unlike Class B shares, Class C shares do not automatically convert into another class.


         o You may purchase any amount less than $1,000,000 of Class C shares at any one time.


Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge


We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs.




------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Share class
    Program                            How it works                          A                       B              C
------------------------------------------------------------------------------------------------------------------------------------
Letter of Intent          Through a Letter of Intent you agree to            X             Although the Letter of Intent and Rights
                          invest a certain amount in Delaware                              of Accumulation do not apply to the
                          Investments Funds (except money market                           purchase of Class B and Class C shares,
                          funds with no sales charge) over a                               you can combine your purchase of Class A
                          13-month period to qualify for reduced                           shares with your purchase of Class B and
                          front-end sales charges.                                         Class C shares to fulfill your Letter of
                                                                                           Intent.

Rights of Accumulation    You can combine your holdings or                   X
                          purchases of all funds in the Delaware
                          Investments family (except money market
                          funds with no sales charge) as well as
                          the holdings and purchases of your
                          spouse and children under 21 to qualify
                          for reduced front-end sales charges.

Reinvestment of           Up to 12 months after you redeem shares,    For Class A, you      For Class B, your     Not available.
Redeemed Shares           you can reinvest the proceeds without       will not have to pay  account will be
                          paying a sales charge as noted to the       an additional         credited with the
                          right.                                      front-end sales       contingent deferred
                                                                      charge.               sales charge you
                                                                                            previously paid on
                                                                                            the amount you are
                                                                                            reinvesting. Your
                                                                                            schedule for
                                                                                            contingent deferred
                                                                                            sales charges and
                                                                                            conversion to Class
                                                                                            A will not start
                                                                                            over again; it will
                                                                                            pick up from the
                                                                                            point at which you
                                                                                            redeemed your
                                                                                            shares.
------------------------------------------------------------------------------------------------------------------------------------

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF PERSON]
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]
By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]
By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]
By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


We determine the Funds' net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares
[GRAPHIC OMITTED: ILLUSTRATION OF PERSON]
Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]
By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A PHONE]
By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]
By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfer to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

--------------------------------------------------------------------------------
Automatic
Investing Plan

The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.


Online Account Access

Account access is a password protected area of Delaware Investments' web site that gives you access to your account information and allows you to perform transactions in a secure environment.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

--------------------------------------------------------------------------------
Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges


You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


MoneyLine(SM) On Demand Service


Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.


MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan


Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes


For each Fund, dividends are declared daily and paid monthly, while capital gains, if any, are distributed annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash.


Dividends paid by the Funds are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits, if any, are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.

Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.


The following discussion relates to federal and state taxation on each of the Funds described in this Prospectus. The information is current as of the date of this Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains distributions may be subject to tax in states other than the one cited in each Fund's name. We do not intend this information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.


Arizona State Taxation

You may exclude any exempt interest dividends paid to you by the Arizona Tax-Free Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on:

o obligations of the State of Arizona and its political subdivisions; or

o obligations of United States possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California State Taxation

You may exclude dividends paid to you by the California Tax-Free Funds from your taxable income for purposes of the California personal income tax, if:

o you are an individual; and

o your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

The portion of each California Tax-Free Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that would pay tax-exempt interest if held by an individual.

Each California Tax-Free Fund may designate dividends as exempt from California income tax, only if:

o it qualifies as a regulated investment company under the IRS Code; and


o at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Shareholders subject to the California Corporation Tax Law may have to pay California tax on any distributions, including California exempt interest dividends, that are paid by each California Tax-Free Fund.


Colorado State Taxation

You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980;

o obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and

o obligations of United States possessions that are exempt from state taxation under federal law.

Florida State Taxation

Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Tax-Free Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, at least 90% of the net asset value of the assets of the Florida Tax-Free Funds consist of:


o obligations of the U.S. government and its agencies and territories that are exempt from state taxation under federal law; or


o obligations of the State of Florida and its municipalities, counties and other taxing districts; or

o other assets exempt from the Florida intangible property tax.


If more than 10% of the net asset value of the assets of the Florida Tax-Free Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Florida Tax-Free Funds is subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.


Florida does impose an income tax on corporations and certain other entities; distributions from the Florida Tax-Free Funds may be subject to this income tax.

Idaho State Taxation


According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to:

o interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or

o interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.


Minnesota State Taxation

Individuals, estates and trusts may exclude the portion of exempt interest dividends that is excluded from gross income for federal income tax purposes and that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met:

o interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.


Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.


In 1995, the Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes would be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, regardless of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise conflicts with the United States Constitution. The Minnesota Funds cannot predict whether interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision in the future.


Missouri State Taxation

Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income for Missouri income tax purposes if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on:

o obligations of the State of Missouri or any of its political subdivisions or authorities; or

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders. Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

New York State and City Taxation

You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trusts, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o obligations of the State of New York or its political subdivisions;

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Dividends from the Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

Oregon State Taxation

You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

o obligations of the State of Oregon or its political subdivisions; or

o obligations of possessions of the United States that are exempt from state taxation under federal law.

Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.

Certain management considerations

Fund companies
The Funds are separate series of the investment companies shown below.


Voyageur Insured Funds
   Delaware Tax-Free Arizona Insured Fund
   Delaware Tax-Free Minnesota Insured Fund


Voyageur Intermediate Tax Free Funds
   Delaware Tax-Free Minnesota Intermediate Fund


Voyageur Investment Trust
   Delaware Tax-Free California Insured Fund
   Delaware Tax-Free Florida Fund
   Delaware Tax-Free Florida Insured Fund
   Delaware Tax-Free Missouri Insured Fund
   Delaware Tax-Free Oregon Insured Fund

Voyageur Mutual Funds
   Delaware Tax-Free Arizona Fund
   Delaware Tax-Free California Fund
   Delaware Tax-Free Idaho Fund
   Delaware Tax-Free New York Fund
   Delaware Minnesota High-Yield Municipal Bond Fund


Voyageur Mutual Funds II
   Delaware Tax-Free Colorado Fund

Voyageur Tax Free Funds
   Delaware Tax-Free Minnesota Fund

Financial highlights

Financial highlights are intended to help you understand the Funds' financial performance. All "per share" information reflects financial results for a single Fund share. The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual reports, which are available upon request by calling 800 523-1918.


How to read the Financial highlights
Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

                                                                 Income from
                                                                 Investment
                                                                 Operations
                                               ---------------------------------------------




                                                                                   Net
                                                                                Realized
                                                  Net                              and
                                                 Asset                          Unrealized
                                                 Value,           Net             Gain
                                               Beginning       Investment      (Loss) from
                                               of Period         Income         Investments
                                               ---------         ------         -----------
Delaware Tax-Free Arizona Fund
   Class A - 8/31/02(6)                        $10.620            0.532            (0.030)
   Class A - 8/31/01                            10.250            0.572             0.370
   Class A - 8/31/00                            10.450            0.555            (0.200)
   Class A - 8/31/99                            11.210            0.538            (0.645)
   Class A - 8/31/98(1)                         11.140            0.376             0.170
   Class A - 12/31/97(2)                        10.700            0.589             0.455

   Class B - 8/31/02(6)                        $10.620            0.454            (0.030)
   Class B - 8/31/01                            10.240            0.495             0.380
   Class B - 8/31/00                            10.450            0.481            (0.210)
   Class B - 8/31/99                            11.200            0.456            (0.635)
   Class B - 8/31/98(1)                         11.140            0.319             0.160
   Class B - 12/31/97(2)                        10.690            0.502             0.469

   Class C - 8/31/02(6)                        $10.640            0.454            (0.030)
   Class C - 8/31/01                            10.270            0.492             0.370
   Class C - 8/31/00                            10.470            0.478            (0.200)
   Class C - 8/31/99                            11.230            0.456            (0.645)
   Class C - 8/31/98(1)                         11.160            0.313             0.176
   Class C - 12/31/97(2)                        10.710            0.534             0.437

Delaware Tax-Free Arizona Insured Fund
   Class A - 8/31/02(6)                        $11.500            0.510             0.100
   Class A - 8/31/01                            11.040            0.521             0.460
   Class A - 8/31/00                            10.990            0.525             0.050
   Class A - 8/31/99                            11.550            0.528            (0.560)
   Class A - 8/31/98(1)                         11.470            0.358             0.080
   Class A - 12/31/97(2)                        11.060            0.548             0.416

   Class B - 8/31/02(6)                        $11.500            0.426             0.110
   Class B - 8/31/01                            11.040            0.437             0.460
   Class B - 8/31/00                            10.990            0.444             0.050
   Class B - 8/31/99                            11.550            0.441            (0.560)
   Class B - 8/31/98(1)                         11.460            0.300             0.091
   Class B - 12/31/97(2)                        11.050            0.455             0.414

   Class C - 8/31/02(6)                        $11.520            0.426             0.100
   Class C - 8/31/01                            11.040            0.438             0.480
   Class C - 8/31/00                            10.990            0.444             0.050
   Class C - 8/31/99                            11.560            0.441            (0.570)
   Class C - 8/31/98(1)                         11.470            0.301             0.090
   Class C - 12/31/97(2)                        11.060            0.456             0.414

Delaware Tax-Free California Fund
   Class A - 8/31/02(6)                        $10.950            0.546             0.060
   Class A - 8/31/01                            10.430            0.538             0.520
   Class A - 8/31/00                            10.490            0.547            (0.060)
   Class A - 8/31/99                            11.220            0.556            (0.709)
   Class A - 8/31/98(1)                         11.050            0.387             0.163
   Class A - 12/31/97(2)                        10.430            0.590             0.665

   Class B - 8/31/02(6)                        $10.990            0.465             0.060
   Class B - 8/31/01                            10.460            0.459             0.530
   Class B - 8/31/00                            10.520            0.473            (0.060)
   Class B - 8/31/99                            11.260            0.470            (0.717)
   Class B - 8/31/98(1)                         11.080            0.319             0.186
   Class B - 12/31/97(2)                        10.440            0.520             0.688

   Class C - 8/31/02(6)                        $10.970            0.465             0.050
   Class C - 8/31/01                            10.440            0.459             0.530
   Class C - 8/31/00                            10.500            0.472            (0.060)
   Class C - 8/31/99                            11.230            0.470            (0.707)
   Class C - 8/31/98(1)                         11.050            0.335             0.170
   Class C - 12/31/97(2)                        10.420            0.487             0.696

(RESTUBBED TABLE)

                                                  Less Dividends and Distributions
                                          --------------------------------------------





                                                                                                               Net
                                                             Distributions        Net                        Assets,
                                             Dividends          from Net         Asset                       End of
                                              from Net          Realized         Value,                      Period
                                             Investment         Gain on          End of         Total        (000
                                               Income         Investments        Period        Return(3)    Omitted)
                                               ------         -----------        ------        ---------    --------
Delaware Tax-Free Arizona Fund
   Class A - 8/31/02(6)                      (0.532)               --           $10.590        4.93%(5)       $26,664
   Class A - 8/31/01                         (0.572)               --            10.620        9.48%(5)        18,809
   Class A - 8/31/00                         (0.555)               --            10.250        3.68%(5)        13,873
   Class A - 8/31/99                         (0.538)           (0.115)           10.450       (1.09%)(5)       18,586
   Class A - 8/31/98(1)                      (0.376)           (0.100)           11.210        4.99%(5)        12,177
   Class A - 12/31/97(2)                     (0.589)           (0.015)           11.140       10.07%(5)        10,916

   Class B - 8/31/02(6)                      (0.454)               --           $10.590        4.16%(5)       $10,629
   Class B - 8/31/01                         (0.495)               --            10.620        8.78%(5)         8,681
   Class B - 8/31/00                         (0.481)               --            10.240        2.82%(5)         4,911
   Class B - 8/31/99                         (0.456)           (0.115)           10.450       (1.74%)(5)        5,956
   Class B - 8/31/98(1)                      (0.319)           (0.100)           11.200        4.38%(5)         4,952
   Class B - 12/31/97(2)                     (0.506)           (0.015)           11.140        9.34%(5)         3,711

   Class C - 8/31/02(6)                      (0.454)               --           $10.610        4.14%(5)        $4,555
   Class C - 8/31/01                         (0.492)               --            10.640        8.62%(5)         2,632
   Class C - 8/31/00                         (0.478)               --            10.270        2.88%(5)         1,880
   Class C - 8/31/99                         (0.456)           (0.115)           10.470       (1.82%)(5)        1,957
   Class C - 8/31/98(1)                      (0.319)           (0.100)           11.230        4.46%(5)           632
   Class C - 12/31/97(2)                     (0.506)           (0.015)           11.160        9.32%(5)           332

Delaware Tax-Free Arizona Insured Fund
   Class A - 8/31/02(6)                      (0.510)           (0.070)          $11.530        5.54%         $141,424
   Class A - 8/31/01                         (0.521)               --            11.500        9.12%(5)       141,298
   Class A - 8/31/00                         (0.525)               --            11.040        5.47%(5)       142,018
   Class A - 8/31/99                         (0.528)               --            10.990       (0.36%)         166,368
   Class A - 8/31/98(1)                      (0.358)               --            11.550        3.88%(5)       179,306
   Class A - 12/31/97(2)                     (0.554)               --            11.470        8.96%(5)       186,485

   Class B - 8/31/02(6)                      (0.426)           (0.070)          $11.540        4.83%          $13,678
   Class B - 8/31/01                         (0.437)               --            11.500        8.31%(5)         8,864
   Class B - 8/31/00                         (0.444)               --            11,040        4.68%(5)         6,630
   Class B - 8/31/99                         (0.441)               --            10.990       (1.11%)           6,059
   Class B - 8/31/98(1)                      (0.301)               --            11.550        3.46%(5)         4,782
   Class B - 12/31/97(2)                     (0.459)               --            11.460        8.06%(5)         3,657

   Class C - 8/31/02(6)                      (0.426)           (0.070)          $11.550        4.73%           $8,115
   Class C - 8/31/01                         (0.438)               --            11.520        8.50%(5)         3,230
   Class C - 8/31/00                         (0.444)               --            11.040        4.68%(5)         1,322
   Class C - 8/31/99                         (0.441)               --            10.990       (1.20%)           1,373
   Class C - 8/31/98(1)                      (0.301)               --            11.560        3.46%(5)           627
   Class C - 12/31/97(2)                     (0.460)               --            11.470        8.05%(5)           675

Delaware Tax-Free California Fund
   Class A - 8/31/02(6)                      (0.546)               --           $11.010        5.77%(5)       $23,462
   Class A - 8/31/01                         (0.538)               --            10.950       10.43%(5)        24,925
   Class A - 8/31/00                         (0.547)               --            10.430        5.00%(5)        24,794
   Class A - 8/31/99                         (0.554)           (0.023)           10.490       (1.53%)(5)       24,515
   Class A - 8/31/98(1)                      (0.380)               --            11.220        5.07%(5)        11,600
   Class A - 12/31/97(2)                     (0.595)           (0.040)           11.050       12.43%(5)         4,385

   Class B - 8/31/02(6)                      (0.465)               --           $11.050        4.95%(5)       $15,105
   Class B - 8/31/01                         (0.459)               --            10.990        9.58%(5)        14,792
   Class B - 8/31/00                         (0.473)               --            10.460        4.31%(5)        14,449
   Class B - 8/31/99                         (0.470)           (0.023)           10.520       (2.35%)(5)       13,676
   Class B - 8/31/98(1)                      (0.325)               --            11.260        4.62%(5)         8,962
   Class B - 12/31/97(2)                     (0.528)           (0.040)           11.080       11.91%(5)         5,576

   Class C - 8/31/02(6)                      (0.465)               --           $11.020        4.86%(5)        $7,357
   Class C - 8/31/01                         (0.459)               --            10.970        9.70%(5)         6,227
   Class C - 8/31/00                         (0.472)               --            10.440        4.22%(5)         4,179
   Class C - 8/31/99                         (0.470)           (0.023)           10.500       (2.26%)(5)        5,132
   Class C - 8/31/98(1)                      (0.325)               --            11.230        4.64%(5)           774
   Class C - 12/31/97(2)                     (0.513)           (0.040)           11.050       11.69%(5)           109

(RESTUBBED TABLE)


                                                                Ratio and Supplemental Data
                                              ----------------------------------------------------------------------

                                                                                            Ratio of
                                                               Ratio                    Net Investment
                                                            of Expenses                    Income to
                                                             to Average                     Average
                                                             Net Assets    Ratio of       Net Assets
                                              Ratio of       Prior to          Net         Prior to
                                              Expenses        Expense      Investment       Expense
                                                to           Limitation    Income to       Limitation
                                              Average       and Expenses    Average       and Expenses
                                                Net            Paid            Net           Paid          Portfolio
                                               Assets       Indirectly       Assets       Indirectly       Turnover
                                               ------       ----------       ------       ----------       --------
Delaware Tax-Free Arizona Fund
   Class A - 8/31/02(6)                        0.75%           0.98%           5.09%           4.86%           111%
   Class A - 8/31/01                           0.75%           1.01%           5.50%           5.24%           108%
   Class A - 8/31/00                           0.75%           1.06%           5.53%           5.22%           115%
   Class A - 8/31/99                           0.60%           1.10%           4.88%           4.38%            68%
   Class A - 8/31/98(1)                        0.49%           1.07%           5.03%           4.45%            96%
   Class A - 12/31/97(2)                       0.48%           1.08%           5.42%           4.82%            39%

   Class B - 8/31/02(6)                        1.50%           1.73%           4.34%           4.11%           111%
   Class B - 8/31/01                           1.50%           1.76%           4.75%           4.49%           108%
   Class B - 8/31/00                           1.50%           1.81%           4.78%           4.47%           115%
   Class B - 8/31/99                           1.35%           1.85%           4.13%           3.63%            68%
   Class B - 8/31/98(1)                        1.23%           1.81%           4.29%           3.71%            96%
   Class B - 12/31/97(2)                       1.22%           1.82%           4.68%           4.08%            39%

   Class C - 8/31/02(6)                        1.50%           1.73%           4.34%           4.11%           111%
   Class C - 8/31/01                           1.50%           1.76%           4.75%           4.49%           108%
   Class C - 8/31/00                           1.50%           1.81%           4.78%           4.47%           115%
   Class C - 8/31/99                           1.35%           1.85%           4.13%           3.63%            68%
   Class C - 8/31/98(1)                        1.23%           1.81%           4.29%           3.71%            96%
   Class C - 12/31/97(2)                       1.23%           1.83%           4.67%           4.07%            39%

Delaware Tax-Free Arizona Insured Fund
   Class A - 8/31/02(6)                        0.90%           0.90%           4.50%           4.50%            46%
   Class A - 8/31/01                           0.95%           0.97%           4.65%           4.63%            45%
   Class A - 8/31/00                           0.95%           0.98%           4.88%           4.85%            50%
   Class A - 8/31/99                           0.91%           0.91%           4.60%           4.60%            29%
   Class A - 8/31/98(1)                        0.84%           0.91%           4.68%           4.61%            21%
   Class A - 12/31/97(2)                       0.84%           0.89%           4.92%           4.87%            42%

   Class B - 8/31/02(6)                        1.65%           1.65%           3.75%           3.75%            46%
   Class B - 8/31/01                           1.70%           1.72%           3.90%           3.88%            45%
   Class B - 8/31/00                           1.70%           1.73%           4.13%           4.10%            50%
   Class B - 8/31/99                           1.66%           1.66%           3.85%           3.85%            29%
   Class B - 8/31/98(1)                        1.59%           1.66%           3.93%           3.86%            21%
   Class B - 12/31/97(2)                       1.65%           1.70%           4.11%           4.06%            42%

   Class C - 8/31/02(6)                        1.65%           1.65%           3.75%           3.75%            46%
   Class C - 8/31/01                           1.70%           1.72%           3.90%           3.88%            45%
   Class C - 8/31/00                           1.70%           1.73%           4.13%           4.10%            50%
   Class C - 8/31/99                           1.66%           1.66%           3.85%           3.85%            29%
   Class C - 8/31/98(1)                        1.59%           1.66%           3.93%           3.86%            21%
   Class C - 12/31/97(2)                       1.65%           1.70%           4.11%           4.06%            42%

Delaware Tax-Free California Fund
   Class A - 8/31/02(6)                        0.50%           0.97%           5.05%           4.58%            93%
   Class A - 8/31/01                           0.50%           0.99%           5.07%           4.58%           130%
   Class A - 8/31/00                           0.50%           1.04%           5.46%           4.92%            82%
   Class A - 8/31/99                           0.33%           0.97%           4.95%           4.31%           123%
   Class A - 8/31/98(1)                        0.22%           1.07%           5.00%           4.15%            62%
   Class A - 12/31/97(2)                       0.13%           1.19%           5.32%           4.26%            17%

   Class B - 8/31/02(6)                        1.25%           1.72%           4.30%           3.83%            93%
   Class B - 8/31/01                           1.25%           1.74%           4.32%           3.83%           130%
   Class B - 8/31/00                           1.25%           1.79%           4.71%           4.17%            82%
   Class B - 8/31/99                           1.08%           1.72%           4.20%           3.56%           123%
   Class B - 8/31/98(1)                        0.97%           1.82%           4.27%           3.42%            62%
   Class B - 12/31/97(2)                       0.80%           1.86%           4.65%           3.59%            17%

   Class C - 8/31/02(6)                        1.25%           1.72%           4.30%           3.83%            93%
   Class C - 8/31/01                           1.25%           1.74%           4.32%           3.83%           130%
   Class C - 8/31/00                           1.25%           1.79%           4.71%           4.17%            82%
   Class C - 8/31/99                           1.08%           1.72%           4.20%           3.56%           123%
   Class C - 8/31/98(1)                        0.97%           1.82%           4.27%           3.42%            62%
   Class C - 12/31/97(2)                       0.87%           1.93%           4.58%           3.52%            17%


                                                                 Income from
                                                                 Investment
                                                                 Operations
                                               ---------------------------------------------




                                                                                   Net
                                                                                Realized
                                                  Net                              and
                                                 Asset                          Unrealized
                                                 Value,           Net             Gain
                                               Beginning       Investment      (Loss) from
                                               of Period         Income         Investments
                                               ---------         ------         -----------
Delaware Tax-Free California Insured Fund
   Class A - 8/31/02(6)                          $11.130         0.470             (0.027)
   Class A - 8/31/01                              10.640         0.496              0.490
   Class A - 8/31/00                              10.430         0.500              0.210
   Class A - 8/31/99                              11.130         0.497             (0.700)
   Class A - 8/31/98(1)                           10.980         0.345              0.150
   Class A - 12/31/97(2)                          10.500         0.513              0.486

   Class B - 8/31/02(6)                          $11.130         0.389             (0.027)
   Class B - 8/31/01                              10.640         0.415              0.490
   Class B - 8/31/00                              10.430         0.423              0.210
   Class B - 8/31/99                              11.130         0.414             (0.700)
   Class B - 8/31/98(1)                           10.990         0.290              0.140
   Class B - 12/31/97(2)                          10.500         0.457              0.495

   Class C - 8/31/02(6)                          $11.090         0.392             (0.027)
   Class C - 8/31/01                              10.600         0.417              0.490
   Class C - 8/31/00                              10.390         0.423              0.210
   Class C - 8/31/99                              11.090         0.414             (0.700)
   Class C - 8/31/98(1)                           10.940         0.289              0.151
   Class C - 12/31/97(2)                          10.460         0.485              0.432

Delaware Tax-Free Colorado Fund
   Class A - 8/31/02(6)                          $11.120         0.532             (0.040)
   Class A - 8/31/01                              10.630         0.549              0.490
   Class A - 8/31/00                              10.780         0.543             (0.150)
   Class A - 8/31/99                              11.510         0.552             (0.730)
   Class A - 8/31/98(1)                           11.380         0.376              0.130
   Class A - 12/31/97(2)                          10.780         0.574              0.618

   Class B - 8/31/02(6)                          $11.120         0.450             (0.030)
   Class B - 8/31/01                              10.630         0.468              0.490
   Class B - 8/31/00                              10.790         0.463             (0.160)
   Class B - 8/31/99                              11.510         0.466             (0.719)
   Class B - 8/31/98(1)                           11.380         0.319              0.130
   Class B - 12/31/97(2)                          10.780         0.483              0.616

   Class C - 8/31/02(6)                          $11.130         0.450             (0.030)
   Class C - 8/31/01                              10.640         0.468              0.490
   Class C - 8/31/00                              10.790         0.465             (0.150)
   Class C - 8/31/99                              11.520         0.463             (0.726)
   Class C - 8/31/98(1)                           11.380         0.319              0.140
   Class C - 12/31/97(2)                          10.780         0.484              0.615

Delaware Tax-Free Florida Fund
   Class A - 8/31/02(6)                          $10.870         0.514              0.160
   Class A - 8/31/01                              10.420         0.513              0.450
   Class A - 8/31/00                              10.530         0.518             (0.110)
   Class A - 8/31/99                              11.230         0.532             (0.688)
   Class A - 8/31/98(1)                           11.020         0.374              0.215
   Class A - 12/31/97(2)                          10.520         0.591              0.523

   Class B - 8/31/02(6)                          $10.890         0.433              0.150
   Class B - 8/31/01                              10.430         0.434              0.460
   Class B - 8/31/00                              10.540         0.443             (0.110)
   Class B - 8/31/99                              11.240         0.449             (0.688)
   Class B - 8/31/98(1)                           11.030         0.318              0.215
   Class B - 12/31/97(2)                          10.530         0.527              0.531

   Class C - 8/31/02(6)                          $10.880         0.433              0.160
   Class C - 8/31/01                              10.420         0.434              0.460
   Class C - 8/31/00                              10.530         0.446             (0.110)
   Class C - 8/31/99                              11.240         0.449             (0.698)
   Class C - 8/31/98(1)                           11.020         0.318              0.225
   Class C - 12/31/97(2)                          10.520         0.511              0.521

(RESTUBBED TABLE)

                                                  Less Dividends and Distributions
                                          --------------------------------------------





                                                                                                               Net
                                                             Distributions        Net                        Assets,
                                             Dividends          from Net         Asset                       End of
                                              from Net          Realized         Value,                      Period
                                             Investment         Gain on          End of         Total        (000
                                               Income         Investments        Period        Return(3)    Omitted)
                                               ------         -----------        ------        ---------    --------
Delaware Tax-Free California Insured Fund
   Class A - 8/31/02(6)                        (0.470)          (0.173)        $10.930          4.23%       $28,630
   Class A - 8/31/01                           (0.496)              --          11.130          9.51%        28,045
   Class A - 8/31/00                           (0.500)              --          10.640          7.10%(5)     23,877
   Class A - 8/31/99                           (0.497)              --          10.430         (1.97%)(5)    25,042
   Class A - 8/31/98(1)                        (0.345)              --          11.130          4.58%        28,577
   Class A - 12/31/97(2)                       (0.519)              --          10.980          9.78%(5)     26,923

   Class B - 8/31/02(6)                        (0.389)          (0.173)        $10.930          3.44%        $9,714
   Class B - 8/31/01                           (0.415)              --          11.130          8.70%         7,628
   Class B - 8/31/00                           (0.423)              --          10.640          6.30%(5)      6,440
   Class B - 8/31/99                           (0.414)              --          10.430         (2.70%)(5)     6,588
   Class B - 8/31/98(1)                        (0.290)              --          11.130          3.96%         6,588
   Class B - 12/31/97(2)                       (0.462)              --          10.990          9.29%(5)      6,629

   Class C - 8/31/02(6)                        (0.392)          (0.173)        $10.890          3.45%        $1,374
   Class C - 8/31/01                           (0.417)              --          11.090          8.75%           200
   Class C - 8/31/00                           (0.423)              --          10.600          6.32%(5)        439
   Class C - 8/31/99                           (0.414)              --          10.390         (2.70%)(5)       592
   Class C - 8/31/98(1)                        (0.290)              --          11.090          4.08%           461
   Class C - 12/31/97(2)                       (0.437)              --          10.940          8.98%(5)        476

Delaware Tax-Free Colorado Fund
   Class A - 8/31/02(6)                        (0.532)              --         $11.080          4.60%      $314,695
   Class A - 8/31/01                           (0.549)              --          11.120         10.05%       318,550
   Class A - 8/31/00                           (0.543)              --          10.630          3.89%(5)    304,409
   Class A - 8/31/99                           (0.552)              --          10.780         (1.69%)      338,184
   Class A - 8/31/98(1)                        (0.376)              --          11.510          4.51%(5)    357,127
   Class A - 12/31/97(2)                       (0.592)              --          11.380         11.40%(5)    357,993

   Class B - 8/31/02(6)                        (0.450)              --         $11.090          3.92%       $14,843
   Class B - 8/31/01                           (0.468)              --          11.120          9.24%        14,330
   Class B - 8/31/00                           (0.463)              --          10.630          3.00%(5)     13,441
   Class B - 8/31/99                           (0.467)              --          10.790         (2.34%)       13,530
   Class B - 8/31/98(1)                        (0.319)              --          11.510          3.99%(5)     10,726
   Class B - 12/31/97(2)                       (0.499)              --          11.380         10.47%(5)      7,798

   Class C - 8/31/02(6)                        (0.450)              --         $11.100          3.91%        $8,074
   Class C - 8/31/01                           (0.468)              --          11.130          9.23%         5,617
   Class C - 8/31/00                           (0.465)              --          10.640          3.11%(5)      4,254
   Class C - 8/31/99                           (0.467)              --          10.790         (2.42%)        4,332
   Class C - 8/31/98(1)                        (0.319)              --          11.520          4.08%(5)      2,068
   Class C - 12/31/97(2)                       (0.499)              --          11.380         10.47%(5)      1,697

Delaware Tax-Free Florida Fund
   Class A - 8/31/02(6)                        (0.514)              --         $11.030          6.42%(5)    $10,464
   Class A - 8/31/01                           (0.513)              --          10.870          9.48%(5)     10,747
   Class A - 8/31/00                           (0.518)              --          10.420          4.11%(5)      8,711
   Class A - 8/31/99                           (0.532)          (0.012)         10.530         (1.50%)(5)    11,406
   Class A - 8/31/98(1)                        (0.374)          (0.005)         11.230          5.44%(5)      9,988
   Class A - 12/31/97(2)                       (0.594)          (0.020)         11.020         10.93%(5)      7,506

   Class B - 8/31/02(6)                        (0.433)              --         $11.040          5.52%(5)     $5,110
   Class B - 8/31/01                           (0.434)              --          10.890          8.76%(5)      4,655
   Class B - 8/31/00                           (0.443)              --          10.430          3.34%(5)      4,045
   Class B - 8/31/99                           (0.449)          (0.012)         10.540         (2.24%)(5)     4,468
   Class B - 8/31/98(1)                        (0.318)          (0.005)         11.240          4.91%(5)      3,368
   Class B - 12/31/97(2)                       (0.538)          (0.020)         11.030         10.35%(5)      2,685

   Class C - 8/31/02(6)                        (0.433)              --         $11.040          5.63%(5)       $732
   Class C - 8/31/01                           (0.434)              --          10.880          8.79%(5)        516
   Class C - 8/31/00                           (0.446)              --          10.420          3.38%(5)        433
   Class C - 8/31/99                           (0.449)          (0.012)         10.530         (2.33%)(5)       722
   Class C - 8/31/98(1)                        (0.318)          (0.005)         11.240          5.01%(5)        554
   Class C - 12/31/97(2)                       (0.512)          (0.020)         11.020         10.09%(5)        133


(RESTUBBED TABLE)

                                                                Ratio and Supplemental Data
                                              ----------------------------------------------------------------------

                                                                                            Ratio of
                                                               Ratio                    Net Investment
                                                            of Expenses                    Income to
                                                             to Average                     Average
                                                             Net Assets    Ratio of       Net Assets
                                              Ratio of       Prior to          Net         Prior to
                                              Expenses        Expense      Investment       Expense
                                                to           Limitation    Income to       Limitation
                                              Average       and Expenses    Average       and Expenses
                                                Net            Paid            Net           Paid          Portfolio
                                               Assets       Indirectly       Assets       Indirectly       Turnover
                                               ------       ----------       ------       ----------       --------

Delaware Tax-Free California Insured Fund
   Class A - 8/31/02(6)                         0.92%           0.92%        4.36%           4.36%            111%
   Class A - 8/31/01                            0.87%           0.87%        4.59%           4.59%            162%
   Class A - 8/31/00                            1.00%           1.09%        4.87%           4.78%             91%
   Class A - 8/31/99                            0.99%           1.10%        4.51%           4.40%            114%
   Class A - 8/31/98(1)                         0.94%           0.94%        4.69%           4.69%             44%
   Class A - 12/31/97(2)                        0.99%           1.02%        4.85%           4.82%             63%

   Class B - 8/31/02(6)                         1.67%           1.67%        3.61%           3.61%            111%
   Class B - 8/31/01                            1.62%           1.62%        3.84%           3.84%            162%
   Class B - 8/31/00                            1.75%           1.84%        4.12%           4.03%             91%
   Class B - 8/31/99                            1.74%           1.85%        3.76%           3.65%            114%
   Class B - 8/31/98(1)                         1.69%           1.69%        3.94%           3.94%             44%
   Class B - 12/31/97(2)                        1.53%           1.56%        4.31%           4.28%             63%

   Class C - 8/31/02(6)                         1.67%           1.67%        3.61%           3.61%            111%
   Class C - 8/31/01                            1.62%           1.62%        3.84%           3.84%            162%
   Class C - 8/31/00                            1.75%           1.84%        4.12%           4.03%             91%
   Class C - 8/31/99                            1.74%           1.85%        3.76%           3.65%            114%
   Class C - 8/31/98(1)                         1.69%           1.69%        3.94%           3.94%             44%
   Class C - 12/31/97(2)                        1.71%           1.74%        4.13%           4.10%             63%

Delaware Tax-Free Colorado Fund
   Class A - 8/31/02(6)                         0.95%           0.95%        4.86%           4.86%             36%
   Class A - 8/31/01                            1.00%           1.00%        5.09%           5.09%             64%
   Class A - 8/31/00                            1.00%           1.04%        5.22%           5.18%             53%
   Class A - 8/31/99                            0.91%           0.91%        4.86%           4.86%             55%
   Class A - 8/31/98(1)                         0.83%           0.92%        4.93%           4.84%             36%
   Class A - 12/31/97(2)                        0.81%           0.86%        5.25%           5.20%             54%

   Class B - 8/31/02(6)                         1.70%           1.70%        4.11%           4.11%             36%
   Class B - 8/31/01                            1.75%           1.75%        4.34%           4.34%             64%
   Class B - 8/31/00                            1.75%           1.79%        4.47%           4.43%             53%
   Class B - 8/31/99                            1.66%           1.66%        4.11%           4.11%             55%
   Class B - 8/31/98(1)                         1.58%           1.67%        4.18%           4.09%             36%
   Class B - 12/31/97(2)                        1.62%           1.67%        4.44%           4.39%             54%

   Class C - 8/31/02(6)                         1.70%           1.70%        4.11%           4.11%             36%
   Class C - 8/31/01                            1.75%           1.75%        4.34%           4.34%             64%
   Class C - 8/31/00                            1.75%           1.79%        4.47%           4.43%             53%
   Class C - 8/31/99                            1.66%           1.66%        4.11%           4.11%             55%
   Class C - 8/31/98(1)                         1.58%           1.67%        4.18%           4.09%             36%
   Class C - 12/31/97(2)                        1.64%           1.69%        4.42%           4.37%             54%

Delaware Tax-Free Florida Fund
   Class A - 8/31/02(6)                         0.75%(7)        1.06%        4.78%           4.47%             57%
   Class A - 8/31/01                            0.75%           0.97%        4.84%           4.62%             40%
   Class A - 8/31/00                            0.75%           1.10%        5.11%           4.76%             64%
   Class A - 8/31/99                            0.62%           1.16%        4.81%           4.27%             30%
   Class A - 8/31/98(1)                         0.55%           1.10%        4.92%           4.37%             20%
   Class A - 12/31/97(2)                        0.56%           1.11%        5.53%           4.98%             19%

   Class B - 8/31/02(6)                         1.50%(7)        1.81%        4.03%           3.72%             57%
   Class B - 8/31/01                            1.50%           1.72%        4.09%           3.87%             40%
   Class B - 8/31/00                            1.50%           1.85%        4.36%           4.01%             64%
   Class B - 8/31/99                            1.37%           1.91%        4.06%           3.52%             30%
   Class B - 8/31/98(1)                         1.30%           1.85%        4.17%           3.62%             20%
   Class B - 12/31/97(2)                        1.10%           1.65%        4.99%           4.44%             19%

   Class C - 8/31/02(6)                         1.50%(7)        1.81%        4.03%           3.72%             57%
   Class C - 8/31/01                            1.50%           1.72%        4.09%           3.87%             40%
   Class C - 8/31/00                            1.50%           1.85%        4.36%           4.01%             64%
   Class C - 8/31/99                            1.37%           1.91%        4.06%           3.52%             30%
   Class C - 8/31/98(1)                         1.30%           1.85%        4.17%           3.62%             20%
   Class C - 12/31/97(2)                        1.31%           1.86%        4.78%           4.23%             19%

                                                                 Income from
                                                                 Investment
                                                                 Operations
                                               ---------------------------------------------




                                                                                   Net
                                                                                Realized
                                                  Net                              and
                                                 Asset                          Unrealized
                                                 Value,           Net             Gain
                                               Beginning       Investment      (Loss) from
                                               of Period         Income         Investments
                                               ---------         ------         -----------

Delaware Tax-Free Florida Insured Fund
   Class A - 8/31/02(6)                         $11.230           0.532           0.100
   Class A - 8/31/01                             10.770           0.527           0.460
   Class A - 8/31/00                             10.750           0.525           0.020
   Class A - 8/31/99                             11.370           0.537          (0.620)
   Class A - 8/31/98(1)                          11.240           0.355           0.130
   Class A - 12/31/97(2)                         10.710           0.548           0.536

   Class B - 8/31/02(6)                         $11.230           0.445           0.100
   Class B - 8/31/01                             10.770           0.443           0.460
   Class B - 8/31/00                             10.750           0.448           0.016
   Class B - 8/31/99                             11.370           0.452          (0.620)
   Class B - 8/31/98(1)                          11.230           0.299           0.139
   Class B - 12/31/97(2)                         10.710           0.477           0.523

   Class C - 8/31/02(6)                         $11.240           0.447           0.090
   Class C - 8/31/01                             10.780           0.443           0.460
   Class C - 8/31/00                             10.760           0.454           0.010
   Class C - 8/31/99(4)                          11.370           0.286          (0.610)

Delaware Tax-Free Idaho Fund
   Class A - 8/31/02(6)                         $11.260           0.522           0.059
   Class A - 8/31/01                             10.730           0.541           0.530
   Class A - 8/31/00                             10.940           0.541          (0.210)
   Class A - 8/31/99                             11.560           0.517          (0.620)
   Class A - 8/31/98(1)                          11.450           0.356           0.115
   Class A - 12/31/97(2)                         10.910           0.551           0.552

   Class B - 8/31/02(6)                         $11.250           0.439           0.059
   Class B - 8/31/01                             10.720           0.460           0.530
   Class B - 8/31/00                             10.920           0.462          (0.200)
   Class B - 8/31/99                             11.550           0.432          (0.630)
   Class B - 8/31/98(1)                          11.440           0.298           0.117
   Class B - 12/31/97(2)                         10.890           0.487           0.560

   Class C - 8/31/02(6)                         $11.250           0.439           0.059
   Class C - 8/31/01                             10.720           0.460           0.530
   Class C - 8/31/00                             10.920           0.462          (0.200)
   Class C - 8/31/99                             11.550           0.432          (0.630)
   Class C - 8/31/98(1)                          11.430           0.302           0.123
   Class C - 12/31/97(2)                         10.900           0.459           0.549

Delaware Tax-Free Minnesota Fund
   Class A - 8/31/02(6)                         $12.570           0.634           0.037
   Class A - 8/31/01                             12.120           0.615           0.450
   Class A - 8/31/00                             12.230           0.617          (0.110)
   Class A - 8/31/99                             13.020           0.628          (0.752)
   Class A - 8/31/98(1)                          12.910           0.431           0.136
   Class A - 12/31/97(2)                         12.400           0.624           0.511

   Class B - 8/31/02(6)                         $12.580           0.540           0.037
   Class B - 8/31/01                             12.120           0.523           0.460
   Class B - 8/31/00                             12.240           0.525          (0.120)
   Class B - 8/31/99                             13.020           0.527          (0.740)
   Class B - 8/31/9891)                          12.910           0.366           0.136
   Class B - 12/31/97(2)                         12.400           0.574           0.508

   Class C - 8/31/02(6)                         $12.590           0.540           0.047
   Class C - 8/31/01                             12.140           0.523           0.450
   Class C - 8/31/00                             12.250           0.527          (0.110)
   Class C - 8/31/99                             13.040           0.536          (0.756)
   Class C - 8/31/98(1)                          12.920           0.374           0.138
   Class C - 12/31/97(2)                         12.410           0.564           0.508

(RESTUBBED TABLE)

                                                  Less Dividends and Distributions
                                          --------------------------------------------





                                                                                                               Net
                                                             Distributions        Net                        Assets,
                                             Dividends          from Net         Asset                       End of
                                              from Net          Realized         Value,                      Period
                                             Investment         Gain on          End of         Total        (000
                                               Income         Investments        Period        Return(3)    Omitted)
                                               ------         -----------        ------        ---------    --------
Delaware Tax-Free Florida Insured Fund
   Class A - 8/31/02(6)                        (0.532)              --          $11.330        5.83%(5)     $105,773
   Class A - 8/31/01                           (0.527)              --           11.230        9.39%(5)      107,365
   Class A - 8/31/00                           (0.525)              --           10.770        5.29%(5)      110,708
   Class A - 8/31/99                           (0.537)              --           10.750       (0.83%)        125,838
   Class A - 8/31/98(1)                        (0.355)              --           11.370        4.38%(5)      146,659
   Class A - 12/31/97(2)                       (0.554)              --           11.240       10.42%(5)      162,097

   Class B - 8/31/02(6)                        (0.445)              --          $11.330        5.01%(5)       $5,223
   Class B - 8/31/01                           (0.443)              --           11.230        8.56%(5)        5,014
   Class B - 8/31/00                           (0.444)              --           10.770        4.50%(5)        5,272
   Class B - 8/31/99                           (0.452)              --           10.750        (1.58%)         4,799
   Class B - 8/31/98(1)                        (0.298)              --           11.370        3.95%(5)        4,202
   Class B - 12/31/97(2)                       (0.480)              --           11.230        9.58%(5)        3,943

   Class C - 8/31/02(6)                        (0.447)              --          $11.330        4.93%(5)         $560
   Class C - 8/31/01                           (0.443)              --           11.240        8.45%(5)           53
   Class C - 8/31/00                           (0.444)              --           10.780        4.49%(5)           51
   Class C - 8/31/99(4)                        (0.286)              --           10.760       (2.91%)            107

Delaware Tax-Free Idaho Fund
   Class A - 8/31/02(6)                        (0.521)              --          $11.320        5.36%(5)      $45,108
   Class A - 8/31/01                           (0.541)              --           11.260       10.24%(5)       38,228
   Class A - 8/31/00                           (0.541)              --           10.730        3.25%(5)       34,674
   Class A - 8/31/99                           (0.517)              --           10.940       (0.99%)(5)      44,299
   Class A - 8/31/98(1)                        (0.356)          (0.005)          11.560        4.19%(5)       39,843
   Class A - 12/31/97(2)                       (0.563)              --           11.450       10.41%(5)       33,788

   Class B - 8/31/02(6)                        (0.438)              --          $11.310        4.58%(5)      $14,809
   Class B - 8/31/01                           (0.460)              --           11.250        9.43%(5)       12,366
   Class B - 8/31/00                           (0.462)              --           10.720        2.58%(5)       10,320
   Class B - 8/31/99                           (0.432)              --           10.920       (1.82%)(5)      10,199
   Class B - 8/31/98(1)                        (0.300)          (0.005)          11.550        3.68%(5)        7,474
   Class B - 12/31/97(2)                       (0.497)              --           11.440        9.87%(5)        6,827

   Class C - 8/31/02(6)                        (0.438)              --          $11.310        4.57%(5)       $9,829
   Class C - 8/31/01                           (0.460)              --           11.250        9.43%(5)        4,931
   Class C - 8/31/00                           (0.462)              --           10.720        2.58%(5)        3,621
   Class C - 8/31/99                           (0.432)              --           10.920       (1.82%)(5)       3,411
   Class C - 8/31/98(1)                        (0.300)          (0.005)          11.550        3.77%(5)        1,719
   Class C - 12/31/97(2)                       (0.478)              --           11.430        9.49%(5)        1,125

Delaware Tax-Free Minnesota Fund
   Class A - 8/31/02(6)                        (0.631)              --          $12.610        5.54%        $356,522
   Class A - 8/31/01                           (0.615)              --           12.570        9.02%         363,033
   Class A - 8/31/00                           (0.617)              --           12.120        4.39%(5)      355,573
   Class A - 8/31/99                           (0.626)          (0.040)          12.230       (1.06%)        394,144
   Class A - 8/31/98(1)                        (0.435)          (0.022)          13.020        4.46%(5)      416,113
   Class A - 12/31/97(2)                       (0.655)              --           12.910        9.68%(5)      417,365

   Class B - 8/31/02(6)                        (0.537)              --          $12.620        4.75%         $17,043
   Class B - 8/31/01                           (0.523)              --           12.580        8.29%          15,927
   Class B - 8/31/00                           (0.525)              --           12.120        3.50%(5)       13,412
   Class B - 8/31/99                           (0.527)          (0.040)          12.240       (1.74%)         13,312
   Class B - 8/31/9891)                        (0.370)          (0.022)          13.020        3.94%(5)       10,246
   Class B - 12/31/97(2)                       (0.572)              --           12.910        8.95%(5)        8,215

   Class C - 8/31/02(6)                        (0.537)              --          $12.640        4.82%          $7,682
   Class C - 8/31/01                           (0.523)              --           12.590        8.20%           6,042
   Class C - 8/31/00                           (0.527)              --           12.140        3.60%(5)        6,156
   Class C - 8/31/99                           (0.530)          (0.040)          12.250       (1.80%)          6,814
   Class C - 8/31/98(1)                        (0.370)          (0.022)          13.040        4.02%(5)        4,914
   Class C - 12/31/97(2)                       (0.562)              --           12.920        8.82%(5)        3,083

(RESTUBBED TABLE)

                                                                Ratio and Supplemental Data
                                              ----------------------------------------------------------------------

                                                                                            Ratio of
                                                               Ratio                    Net Investment
                                                            of Expenses                    Income to
                                                             to Average                     Average
                                                             Net Assets     Ratio of       Net Assets
                                              Ratio of       Prior to          Net         Prior to
                                              Expenses        Expense      Investment       Expense
                                                to           Limitation    Income to       Limitation
                                              Average       and Expenses    Average       and Expenses
                                                Net            Paid            Net           Paid          Portfolio
                                               Assets       Indirectly       Assets       Indirectly       Turnover
                                               ------       ----------       ------       ----------       --------
Delaware Tax-Free Florida Insured Fund
   Class A - 8/31/02(6)                       0.90%            0.99%          4.80%          4.71%            46%
   Class A - 8/31/01                          0.90%            0.97%          4.81%          4.74%            12%
   Class A - 8/31/00                          0.91%            1.01%          4.98%          4.88%            56%
   Class A - 8/31/99                          0.85%            0.85%          4.77%          4.77%            25%
   Class A - 8/31/98(1)                       0.87%            1.05%          4.72%          4.54%            13%
   Class A - 12/31/97(2)                      0.79%            0.85%          5.07%          5.01%            15%

   Class B - 8/31/02(6)                       1.65%            1.74%          4.05%          3.96%            46%
   Class B - 8/31/01                          1.65%            1.72%          4.06%          3.99%            12%
   Class B - 8/31/00                          1.66%            1.76%          4.23%          4.13%            56%
   Class B - 8/31/99                          1.60%            1.60%          4.02%          4.02%            25%
   Class B - 8/31/98(1)                       1.62%            1.80%          3.97%          3.79%            13%
   Class B - 12/31/97(2)                      1.46%            1.52%          4.40%          4.34%            15%

   Class C - 8/31/02(6)                       1.65%            1.74%          4.05%          3.96%            46%
   Class C - 8/31/01                          1.65%            1.72%          4.06%          3.99%            12%
   Class C - 8/31/00                          1.66%            1.76%          4.23%          4.13%            56%
   Class C - 8/31/99(4)                       1.60%            1.60%          4.02%          4.02%            25%

Delaware Tax-Free Idaho Fund
   Class A - 8/31/02(6)                       1.00%            1.03%          4.69%          4.66%            11%
   Class A - 8/31/01                          1.00%            1.03%          4.94%          4.91%            14%
   Class A - 8/31/00                          1.00%            1.09%          5.13%          5.04%            10%
   Class A - 8/31/99                          1.00%            1.04%          4.52%          4.48%             2%
   Class A - 8/31/98(1)                       0.95%            1.02%          4.65%          4.58%             8%
   Class A - 12/31/97(2)                      0.87%            1.02%          4.98%          4.83%            19%

   Class B - 8/31/02(6)                       1.75%            1.78%          3.94%          3.91%            11%
   Class B - 8/31/01                          1.75%            1.78%          4.19%          4.16%            14%
   Class B - 8/31/00                          1.75%            1.84%          4.38%          4.29%            10%
   Class B - 8/31/99                          1.75%            1.79%          3.77%          3.73%             2%
   Class B - 8/31/98(1)                       1.70%            1.77%          3.90%          3.83%             8%
   Class B - 12/31/97(2)                      1.46%            1.61%          4.39%          4.24%            19%

   Class C - 8/31/02(6)                       1.75%            1.78%          3.94%          3.91%            11%
   Class C - 8/31/01                          1.75%            1.78%          4.19%          4.16%            14%
   Class C - 8/31/00                          1.75%            1.84%          4.38%          4.29%            10%
   Class C - 8/31/99                          1.75%            1.79%          3.77%          3.73%             2%
   Class C - 8/31/98(1)                       1.70%            1.77%          3.90%          3.83%             8%
   Class C - 12/31/97(2)                      1.62%            1.77%          4.23%          4.08%            19%

Delaware Tax-Free Minnesota Fund
   Class A - 8/31/02(6)                       0.98%            0.98%          5.11%          5.11%            13%
   Class A - 8/31/01                          1.00%            1.00%          5.00%          5.00%            10%
   Class A - 8/31/00                          1.01%            1.06%          5.20%          5.15%            35%
   Class A - 8/31/99                          0.94%            0.94%          4.89%          4.89%            17%
   Class A - 8/31/98(1)                       0.89%            0.92%          5.00%          4.97%            13%
   Class A - 12/31/97(2)                      0.91%            0.95%          5.22%          5.18%            19%

   Class B - 8/31/02(6)                       1.73%            1.73%          4.36%          4.36%            13%
   Class B - 8/31/01                          1.75%            1.75%          4.25%          4.25%            10%
   Class B - 8/31/00                          1.76%            1.81%          4.45%          4.40%            35%
   Class B - 8/31/99                          1.69%            1.69%          4.14%          4.14%            17%
   Class B - 8/31/9891)                       1.64%            1.67%          4.25%          4.22%            13%
   Class B - 12/31/97(2)                      1.56%            1.60%          4.57%          4.53%            19%

   Class C - 8/31/02(6)                       1.73%            1.73%          4.36%          4.36%            13%
   Class C - 8/31/01                          1.75%            1.75%          4.25%          4.25%            10%
   Class C - 8/31/00                          1.76%            1.81%          4.45%          4.40%            35%
   Class C - 8/31/99                          1.69%            1.69%          4.14%          4.14%            17%
   Class C - 8/31/98(1)                       1.64%            1.67%          4.25%          4.22%            13%
   Class C - 12/31/97(2)                      1.65%            1.69%          4.48%          4.44%            19%





                                                                          Income from
                                                                          Investment
                                                                          Operations
                                                             ------------------------------------





                                                                                          Net
                                                                                        Realized
                                                                Net                       and
                                                               Asset                  Unrealized
                                                               Value,         Net        Gain
                                                             Beginning    Investment (Loss) from
                                                            of Period       Income   Investments
                                                            ----------    ---------- -----------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                       $10.900       0.514        0.038
   Class A - 8/31/01                                           10.480       0.514        0.421
   Class A - 8/31/00                                           10.520       0.507       (0.041)
   Class A - 8/31/99                                           11.050       0.518       (0.530)
   Class A - 8/31/98(1)                                        10.940       0.349        0.111
   Class A - 12/31/97(2)                                       10.600       0.533        0.341

   Class B - 8/31/02(6)                                       $10.890       0.433        0.048
   Class B - 8/31/01                                           10.470       0.434        0.422
   Class B - 8/31/00                                           10.510       0.431       (0.042)
   Class B - 8/31/99                                           11.040       0.436       (0.529)
   Class B - 8/31/98(1)                                        10.930       0.294        0.111
   Class B - 12/31/97(2)                                       10.580       0.454        0.348

   Class C - 8/31/026                                         $10.910       0.433        0.038
   Class C - 8/31/01                                           10.480       0.434        0.432
   Class C - 8/31/00                                           10.520       0.431       (0.042)
   Class C - 8/31/99                                           11.050       0.438       (0.531)
   Class C - 8/31/98(1)                                        10.940       0.295        0.110
   Class C - 12/31/97(2)                                       10.600       0.454        0.338

Delaware Tax-Free Minnesota Intermediate Fund
   Class A - 8/31/02(6)                                       $10.580       0.512        0.138
   Class A - 8/31/01                                           10.350       0.526        0.230
   Class A - 8/31/00                                           10.610       0.538       (0.260)
   Class A - 8/31/99                                           11.160       0.541       (0.550)
   Class A - 8/31/98(1)                                        11.170       0.363       (0.009)
   Class A - 12/31/97(2)                                       10.990       0.535        0.180

   Class B - 8/31/02(6)                                       $10.600       0.423        0.137
   Class B - 8/31/01                                           10.370       0.438        0.232
   Class B - 8/31/00                                           10.630       0.451       (0.262)
   Class B - 8/31/99                                           11.180       0.450       (0.552)
   Class B - 8/31/98(1)                                        11.170       0.301        0.009
   Class B - 12/31/97(2)                                       10.990       0.437        0.190

   Class C - 8/31/02(6)                                       $10.590       0.423        0.137
   Class C - 8/31/01                                           10.360       0.437        0.233
   Class C - 8/31/00                                           10.610       0.451       (0.253)
   Class C - 8/31/99                                           11.170       0.449       (0.561)
   Class C - 8/31/98(1)                                        11.170       0.301       (0.001)
   Class C - 12/31/97(2)                                       10.990       0.440        0.187

Delaware Minnesota High-Yield Municipal Bond Fund
   Class A - 8/31/02(6)                                        $9.900       0.586        0.056
   Class A - 8/31/01                                            9.650       0.581        0.243
   Class A - 8/31/00                                           10.210       0.576       (0.564)
   Class A - 8/31/99                                           10.810       0.583       (0.603)
   Class A - 8/31/98(1)                                        10.650       0.392        0.170
   Class A - 12/31/97(2)                                       10.180       0.643        0.463

   Class B - 8/31/02(6)                                        $9.910       0.513        0.063
   Class B - 8/31/01                                            9.650       0.509        0.248
   Class B - 8/31/00                                           10.210       0.504       (0.570)
   Class B - 8/31/99                                           10.810       0.507       (0.604)
   Class B - 8/31/98(1)                                        10.660       0.343        0.159
   Class B - 12/31/97(2)                                       10.190       0.557        0.470

   Class C - 8/31/02(6)                                        $9.910       0.513        0.063
   Class C - 8/31/01                                            9.650       0.509        0.248
   Class C - 8/31/00                                           10.210       0.504       (0.570)
   Class C - 8/31/99                                           10.810       0.505       (0.602)
   Class C - 8/31/98(1)                                        10.650       0.340        0.170
   Class C - 12/31/97(2)                                       10.180       0.572        0.455







                                                                Less Dividends and Distributions
                                                               ----------------------------------






                                                                                                                      Net
                                                                          Distributions     Net                     Assets,
                                                              Dividends     from Net       Asset                     End of
                                                              from Net      Realized       Value,                    Period
                                                              Investment     Gain on       End of       Total         (000
                                                               Income      Investments     Period      Return(3)     Omitted)
                                                              ----------  ------------     ------      ---------     --------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                        (0.512)          --         $10.940      5.25%(5)    $239,763
   Class A - 8/31/01                                           (0.515)          --          10.900      9.14%        242,716
   Class A - 8/31/00                                           (0.506)          --          10.480      4.63%(5)     238,486
   Class A - 8/31/99                                           (0.518)          --          10.520     (0.17%)       268,507
   Class A - 8/31/98(1)                                        (0.350)          --          11.050      4.28%(5)     283,057
   Class A - 12/31/97(2)                                       (0.534)          --          10.940      8.49%(5)     288,494

   Class B - 8/31/02(6)                                        (0.431)          --         $10.940      4.56%(5)     $14,341
   Class B - 8/31/01                                           (0.436)          --          10.890      8.34%         12,732
   Class B - 8/31/00                                           (0.429)          --          10.470      3.86%(5)      10,491
   Class B - 8/31/99                                           (0.437)          --          10.510     (0.91%)        11,827
   Class B - 8/31/98(1)                                        (0.295)          --          11.040      3.76%(5)      10,374
   Class B - 12/31/97(2)                                       (0.452)          --          10.930      7.77%(5)       8,926

   Class C - 8/31/026                                          (0.431)          --         $10.950      4.46%(5)      $6,083
   Class C - 8/31/01                                           (0.436)          --          10.910      8.42%          4,265
   Class C - 8/31/00                                           (0.429)          --          10.480      3.85%(5)       3,615
   Class C - 8/31/99                                           (0.437)          --          10.520     (0.91%)         4,253
   Class C - 8/31/98(1)                                        (0.295)          --          11.050      3.76%(5)       3,207
   Class C - 12/31/97(2)                                       (0.452)          --          10.940      7.66%(5)       3,096

Delaware Tax-Free Minnesota Intermediate Fund
   Class A - 8/31/02(6)                                        (0.510)          --         $10.720      6.34%        $51,034
   Class A - 8/31/01                                           (0.526)          --          10.580      7.50%(5)      49,089
   Class A - 8/31/00                                           (0.538)          --          10.350      2.77%(5)      46,523
   Class A - 8/31/99                                           (0.541)          --          10.610     (0.14%)        56,222
   Class A - 8/31/98(1)                                        (0.364)          --          11.160      3.22%         54,281
   Class A - 12/31/97(2)                                       (0.535)          --          11.170      6.69%(5)      57,524

   Class B - 8/31/02(6)                                        (0.420)          --         $10.740      5.43%         $2,852
   Class B - 8/31/01                                           (0.440)          --          10.600      6.59%(5)       2,443
   Class B - 8/31/00                                           (0.449)          --          10.370      1.89%(5)       2,380
   Class B - 8/31/99                                           (0.448)          --          10.630     (0.98%)         2,878
   Class B - 8/31/98(1)                                        (0.300)          --          11.180      2.82%          1,375
   Class B - 12/31/97(2)                                       (0.447)          --          11.170      5.84%            910

   Class C - 8/31/02(6)                                        (0.420)          --         $10.730      5.44%         $4,887
   Class C - 8/31/01                                           (0.440)          --          10.590      6.59%(5)       3,059
   Class C - 8/31/00                                           (0.448)          --          10.360      1.98%(5)       2,358
   Class C - 8/31/99                                           (0.448)          --          10.610     (1.08%)         2,293
   Class C - 8/31/98(1)                                        (0.300)          --          11.170      2.73%          1,601
   Class C - 12/31/97(2)                                       (0.447)          --          11.170      5.84%(5)       1,512

Delaware Minnesota High-Yield Municipal Bond Fund
   Class A - 8/31/02(6)                                        (0.592)          --          $9.950      6.74%(5)     $34,867
   Class A - 8/31/01                                           (0.574)          --           9.900      8.84%(5)      34,615
   Class A - 8/31/00                                           (0.572)          --           9.650      0.32%(5)      35,689
   Class A - 8/31/99                                           (0.580)          --          10.210     (0.27%)(5)     41,813
   Class A - 8/31/98(1)                                        (0.402)          --          10.810      5.37%(5)      33,296
   Class A - 12/31/97(2)                                       (0.636)          --          10.650     11.26%(5)      19,017

   Class B - 8/31/02(6)                                        (0.516)          --          $9.970      6.03%(5)     $13,379
   Class B - 8/31/01                                           (0.497)          --           9.910      8.09%(5)      12,932
   Class B - 8/31/00                                           (0.494)          --           9.650     (0.49%)(5)     13,743
   Class B - 8/31/99                                           (0.503)          --          10.210     (0.99%)(5)     15,814
   Class B - 8/31/98(1)                                        (0.352)          --          10.810      4.77%(5)      13,351
   Class B - 12/31/97(2)                                       (0.557)          --          10.660     10.41%(5)       8,201

   Class C - 8/31/02(6)                                        (0.516)          --          $9.970      6.03%(5)      $7,840
   Class C - 8/31/01                                           (0.497)          --           9.910      8.09%(5)       6,807
   Class C - 8/31/00                                           (0.494)          --           9.650     (0.49%)(5)      6,599
   Class C - 8/31/99                                           (0.503)          --          10.210     (0.99%)(5)      7,515
   Class C - 8/31/98(1)                                        (0.350)          --          10.810      4.87%(5)       5,165
   Class C - 12/31/97(2)                                       (0.557)          --          10.650     10.41%(5)       3,178




                                                                                  Ratio and Supplemental Data
                                                               -------------------------------------------------------------------

                                                                                                         Ratio of
                                                                               Ratio                  Net Investment
                                                                            of Expenses                  Income to
                                                                            to Average                    Average
                                                                            Net Assets    Ratio of      Net Assets
                                                               Ratio of      Prior to        Net         Prior to
                                                               Expenses       Expense     Investment      Expense
                                                                  to        Limitation     Income to    Limitation
                                                               Average     and Expenses    Average     and Expenses
                                                                 Net           Paid          Net           Paid        Portfolio
                                                                Assets      Indirectly      Assets      Indirectly     Turnover
                                                               --------   -------------   ----------   -------------   ---------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                         0.96%          0.96%         4.78%        4.78%           15%
   Class A - 8/31/01                                            0.90%          0.90%         4.82%        4.82%            7%
   Class A - 8/31/00                                            1.00%          1.01%         4.93%        4.92%           35%
   Class A - 8/31/99                                            0.94%          0.94%         4.74%        4.74%            4%
   Class A - 8/31/98(1)                                         0.92%          0.94%         4.79%        4.77%            6%
   Class A - 12/31/97(2)                                        0.92%          0.94%         5.01%        4.99%           21%

   Class B - 8/31/02(6)                                         1.71%          1.71%         4.03%        4.03%           15%
   Class B - 8/31/01                                            1.65%          1.65%         4.07%        4.07%            7%
   Class B - 8/31/00                                            1.75%          1.76%         4.18%        4.17%           35%
   Class B - 8/31/99                                            1.69%          1.69%         3.99%        3.99%            4%
   Class B - 8/31/98(1)                                         1.67%          1.69%         4.04%        4.02%            6%
   Class B - 12/31/97(2)                                        1.67%          1.69%         4.26%        4.24%           21%

   Class C - 8/31/026                                           1.71%          1.71%         4.03%        4.03%           15%
   Class C - 8/31/01                                            1.65%          1.65%         4.07%        4.07%            7%
   Class C - 8/31/00                                            1.75%          1.76%         4.18%        4.17%           35%
   Class C - 8/31/99                                            1.69%          1.69%         3.99%        3.99%            4%
   Class C - 8/31/98(1)                                         1.67%          1.69%         4.04%        4.02%            6%
   Class C - 12/31/97(2)                                        1.67%          1.69%         4.26%        4.24%           21%

Delaware Tax-Free Minnesota Intermediate Fund
   Class A - 8/31/02(6)                                         0.85%          0.85%         4.86%        4.86%           35%
   Class A - 8/31/01                                            0.90%          0.93%         5.04%        5.01%           24%
   Class A - 8/31/00                                            0.93%          0.95%         5.22%        5.20%            9%
   Class A - 8/31/99                                            0.79%          0.79%         4.91%        4.91%           13%
   Class A - 8/31/98(1)                                         0.80%          0.80%         4.90%        4.90%           14%
   Class A - 12/31/97(2)                                        0.91%          0.95%         4.86%        4.82%           21%

   Class B - 8/31/02(6)                                         1.70%          1.70%         4.01%        4.01%           35%
   Class B - 8/31/01                                            1.75%          1.78%         4.19%        4.16%           24%
   Class B - 8/31/00                                            1.78%          1.80%         4.37%        4.35%            9%
   Class B - 8/31/99                                            1.64%          1.64%         4.06%        4.06%           13%
   Class B - 8/31/98(1)                                         1.65%          1.65%         4.05%        4.05%           14%
   Class B - 12/31/97(2)                                        1.81%          1.85%         3.96%        3.92%           21%

   Class C - 8/31/02(6)                                         1.70%          1.70%         4.01%        4.01%            5%
   Class C - 8/31/01                                            1.75%          1.78%         4.19%        4.16%           24%
   Class C - 8/31/00                                            1.78%          1.80%         4.37%        4.35%            9%
   Class C - 8/31/99                                            1.64%          1.64%         4.06%        4.06%           13%
   Class C - 8/31/98(1)                                         1.65%          1.65%         4.05%        4.05%           14%
   Class C - 12/31/97(2)                                        1.77%          1.81%         4.00%        3.96%           21%

Delaware Minnesota High-Yield Municipal Bond Fund
   Class A - 8/31/02(6)                                         0.75%          1.01%         5.98%        5.72%           33%
   Class A - 8/31/01                                            0.75%          0.94%         6.01%        5.82%           13%
   Class A - 8/31/00                                            0.75%          1.14%         5.99%        5.60%            8%
   Class A - 8/31/99                                            0.57%          1.07%         5.46%        4.96%           35%
   Class A - 8/31/98(1)                                         0.40%          1.20%         5.50%        4.70%            7%
   Class A - 12/31/97(2)                                        0.09%          1.24%         6.16%        5.01%           23%

   Class B - 8/31/02(6)                                         1.50%          1.76%         5.23%        4.97%           33%
   Class B - 8/31/01                                            1.50%          1.69%         5.26%        5.07%           13%
   Class B - 8/31/00                                            1.50%          1.89%         5.24%        4.85%            8%
   Class B - 8/31/99                                            1.32%          1.82%         4.71%        4.21%           35%
   Class B - 8/31/98(1)                                         1.15%          1.95%         4.75%        3.95%            7%
   Class B - 12/31/97(2)                                        0.85%          2.00%         5.40%        4.25%           23%

   Class C - 8/31/02(6)                                         1.50%          1.76%         5.23%        4.97%           33%
   Class C - 8/31/01                                            1.50%          1.69%         5.26%        5.07%           13%
   Class C - 8/31/00                                            1.50%          1.89%         5.24%        4.85%            8%
   Class C - 8/31/99                                            1.32%          1.82%         4.71%        4.21%           35%
   Class C - 8/31/98(1)                                         1.15%          1.95%         4.75%        3.95%            7%
   Class C - 12/31/97(2)                                        0.83%          1.98%         5.42%        4.27%           23%





                                                                          Income from
                                                                          Investment
                                                                          Operations
                                                             ------------------------------------





                                                                                          Net
                                                                                        Realized
                                                                Net                       and
                                                               Asset                  Unrealized
                                                               Value,         Net        Gain
                                                             Beginning    Investment (Loss) from
                                                            of Period       Income   Investments
                                                            ----------    ---------- -----------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                       $10.740       0.489        0.068
   Class A - 8/31/01                                           10.340       0.497        0.400
   Class A - 8/31/00                                           10.340       0.494           --
   Class A - 8/31/99                                           10.870       0.498       (0.530)
   Class A - 8/31/98(1)                                        10.810       0.333        0.060
   Class A - 12/31/97(2)                                       10.370       0.504        0.446

   Class B - 8/31/02(6)                                       $10.730       0.410        0.078
   Class B - 8/31/01                                           10.340       0.418        0.390
   Class B - 8/31/00                                           10.340       0.418           --
   Class B - 8/31/99                                           10.870       0.416       (0.530)
   Class B - 8/31/98(1)                                        10.810       0.279        0.060
   Class B - 12/31/97(2)                                       10.370       0.425        0.451

   Class C - 8/31/02(6)                                       $10.740       0.410        0.078
   Class C - 8/31/01                                           10.350       0.418        0.390
   Class C - 8/31/00                                           10.350       0.418           --
   Class C - 8/31/99                                           10.880       0.419       (0.530)
   Class C - 8/31/98(1)                                        10.810       0.279        0.070
   Class C - 12/31/97(2)                                       10.370       0.405        0.455

Delaware Tax-Free New York Fund
   Class A - 8/31/02(6)                                       $10.350       0.503       (0.010)
   Class A - 8/31/01                                            9.820       0.523        0.530
   Class A - 8/31/00                                            9.880       0.535       (0.060)
   Class A - 8/31/99                                           10.670       0.523       (0.766)
   Class A - 8/31/98(1)                                        10.640       0.362        0.040
   Class A - 12/31/97(2)                                       10.690       0.603        0.128

   Class B - 8/31/02(6)                                       $10.330       0.426           --
   Class B - 8/31/01                                            9.810       0.448        0.520
   Class B - 8/31/00                                            9.860       0.462       (0.050)
   Class B - 8/31/99                                           10.650       0.445       (0.766)
   Class B - 8/31/98(1)                                        10.610       0.311        0.049
   Class B - 12/31/97(2)                                       10.650       0.524        0.136

   Class C - 8/31/02(6)                                       $10.330       0.426       (0.010)
   Class C - 8/31/01                                            9.800       0.449        0.530
   Class C - 8/31/00                                            9.860       0.462       (0.060)
   Class C - 8/31/99                                           10.640       0.445       (0.756)
   Class C - 8/31/98(1)                                        10.610       0.308        0.042
   Class C - 12/31/97(2)                                       10.660       0.522        0.128

Delaware Tax-Free Oregon Insured Fund
   Class A - 8/31/02(6)                                       $10.450       0.467        0.079
   Class A - 8/31/01                                            9.910       0.465        0.540
   Class A - 8/31/00                                            9.810       0.467        0.100
   Class A - 8/31/99                                           10.430       0.458       (0.620)
   Class A - 8/31/98(1)                                        10.310       0.320        0.120
   Class A - 12/31/97(2)                                        9.870       0.481        0.444

   Class B - 8/31/02(7)                                       $10.450       0.390        0.089
   Class B - 8/31/01                                            9.910       0.389        0.540
   Class B - 8/31/00                                            9.810       0.394        0.100
   Class B - 8/31/99                                           10.430       0.381       (0.620)
   Class B - 8/31/98(1)                                        10.310       0.268        0.120
   Class B - 12/31/97(2)                                        9.870       0.422        0.434

   Class C - 8/31/02(6)                                       $10.470       0.389        0.079
   Class C - 8/31/01                                            9.920       0.388        0.550
   Class C - 8/31/00                                            9.820       0.394        0.100
   Class C - 8/31/99                                           10.440       0.380       (0.620)
   Class C - 8/31/98(1)                                        10.320       0.268        0.120
   Class C - 12/31/97(2)                                        9.880       0.411        0.431






                                                              Less Dividends and Distributions
                                                             ----------------------------------






                                                                                                                    Net
                                                                        Distributions     Net                     Assets,
                                                            Dividends     from Net       Asset                     End of
                                                            from Net      Realized       Value,                    Period
                                                            Investment     Gain on       End of       Total         (000
                                                             Income      Investments     Period      Return(3)     Omitted)
                                                            ----------  ------------     ------      ---------     --------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                      (0.487)          --         $10.810      5.38%        $42,610
   Class A - 8/31/01                                         (0.497)          --          10.740      8.89%         40,349
   Class A - 8/31/00                                         (0.494)          --          10.340      4.99%         38,314
   Class A - 8/31/99                                         (0.498)          --          10.340     (0.38%)(5)     42,337
   Class A - 8/31/98(1)                                      (0.333)          --          10.870      3.70%(5)      46,939
   Class A - 12/31/97(2)                                     (0.510)          --          10.810      9.43%(5)      48,565

   Class B - 8/31/02(6)                                      (0.408)          --         $10.810      4.70%         $9,264
   Class B - 8/31/01                                         (0.418)          --          10.730      7.98%          9,693
   Class B - 8/31/00                                         (0.418)          --          10.340      4.21%         10,053
   Class B - 8/31/99                                         (0.416)          --          10.340     (1.13%)(5)     10,572
   Class B - 8/31/98(1)                                      (0.279)          --          10.870      3.19%(5)      11,317
   Class B - 12/31/97(2)                                     (0.436)          --          10.810      8.66%(5)      11,507

   Class C - 8/31/02(6)                                      (0.408)          --         $10.820      4.68%         $1,241
   Class C - 8/31/01                                         (0.418)          --          10.740      7.97%            626
   Class C - 8/31/00                                         (0.418)          --          10.350      4.20%            343
   Class C - 8/31/99                                         (0.419)          --          10.350     (1.12%)(5)        231
   Class C - 8/31/98(1)                                      (0.279)          --          10.880      3.28%(5)         112
   Class C - 12/31/97(2)                                     (0.420)          --          10.810      8.49%(5)         225

Delaware Tax-Free New York Fund
   Class A - 8/31/02(6)                                      (0.503)          --         $10.340      4.98%(5)      $9,490
   Class A - 8/31/01                                         (0.523)          --          10.350     11.03%(5)      10,169
   Class A - 8/31/00                                         (0.535)          --           9.820      5.09%(5)      10,082
   Class A - 8/31/99                                         (0.523)      (0.024)          9.880     (2.44%)(5)     10,580
   Class A - 8/31/98(1)                                      (0.362)      (0.010)         10.670      3.85%(5)       9,978
   Class A - 12/31/97(2)                                     (0.606)      (0.175)         10.640      7.09%(5)       9,563

   Class B - 8/31/02(6)                                      (0.426)          --         $10.330      4.30%(5)      $3,352
   Class B - 8/31/01                                         (0.448)          --          10.330     10.12%(5)       2,507
   Class B - 8/31/00                                         (0.462)          --           9.810      4.41%(5)       1,297
   Class B - 8/31/99                                         (0.445)      (0.024)          9.860     (3.18%)(5)      1,435
   Class B - 8/31/98(1)                                      (0.310)      (0.010)         10.650      3.44%(5)         469
   Class B - 12/31/97(2)                                     (0.525)      (0.175)         10.610      6.39%(5)         167

   Class C - 8/31/02(6)                                      (0.426)          --         $10.320      4.20%(5)      $1,115
   Class C - 8/31/01                                         (0.449)          --          10.330     10.23%(5)       1,206
   Class C - 8/31/00                                         (0.462)          --           9.800      4.31%(5)          66
   Class C - 8/31/99                                         (0.445)      (0.024)          9.860     (3.08%)(5)        112
   Class C - 8/31/98(1)                                      (0.310)      (0.010)         10.640      3.35%(5)          58
   Class C - 12/31/97(2)                                     (0.525)      (0.175)         10.610      6.29%(5)          56

Delaware Tax-Free Oregon Insured Fund
   Class A - 8/31/02(6)                                      (0.466)          --         $10.530      5.41%(5)     $25,082
   Class A - 8/31/01                                         (0.465)          --          10.450     10.39%(5)      22,973
   Class A - 8/31/00                                         (0.467)          --           9.910      6.04%(5)      22,712
   Class A - 8/31/99                                         (0.458)          --           9.810     (1.67%)(5)     27,518
   Class A - 8/31/98(1)                                      (0.320)          --          10.430      4.33%(5)      24,336
   Class A - 12/31/97(2)                                     (0.485)          --          10.310      9.66%(5)      22,071

   Class B - 8/31/02(7)                                      (0.389)          --         $10.540      4.73%(5)      $8,489
   Class B - 8/31/01                                         (0.389)          --          10.450      9.57%(5)       7,928
   Class B - 8/31/00                                         (0.394)          --           9.910      5.24%(5)       7,484
   Class B - 8/31/99                                         (0.381)          --           9.810     (2.41%)(5)      7,999
   Class B - 8/31/98(1)                                      (0.268)          --          10.430      3.82%(5)       6,011
   Class B - 12/31/97(2)                                     (0.416)          --          10.310      8.90%(5)       6,461

   Class C - 8/31/02(6)                                      (0.388)          --         $10.550      4.62%(5)      $3,253
   Class C - 8/31/01                                         (0.388)          --          10.470      9.66%(5)       1,820
   Class C - 8/31/00                                         (0.394)          --           9.920      5.24%(5)       1,609
   Class C - 8/31/99                                         (0.380)          --           9.820     (2.41%)(5)      1,603
   Class C - 8/31/98(1)                                      (0.268)          --          10.440      3.81%(5)         999
   Class C - 12/31/97(2)                                     (0.402)          --          10.320      8.75%(5)         532






                                                                           Ratio and Supplemental Data
                                                               -------------------------------------------------------------------

                                                                                                         Ratio of
                                                                               Ratio                  Net Investment
                                                                            of Expenses                  Income to
                                                                            to Average                    Average
                                                                            Net Assets    Ratio of      Net Assets
                                                               Ratio of      Prior to        Net         Prior to
                                                               Expenses       Expense     Investment      Expense
                                                                  to        Limitation     Income to    Limitation
                                                               Average     and Expenses    Average     and Expenses
                                                                 Net           Paid          Net           Paid        Portfolio
                                                                Assets      Indirectly      Assets      Indirectly     Turnover
                                                               --------   -------------   ----------   -------------   ---------
Delaware Tax-Free Minnesota Insured Fund
   Class A - 8/31/02(6)                                         0.97%         0.97%          4.61%        4.61%           23%
   Class A - 8/31/01                                            0.95%         0.95%          4.74%        4.74%           14%
   Class A - 8/31/00                                            1.03%         1.03%          4.88%        4.88%            1%
   Class A - 8/31/99                                            0.97%         1.02%          4.62%        4.57%            7%
   Class A - 8/31/98(1)                                         0.92%         1.02%          4.64%        4.54%           18%
   Class A - 12/31/97(2)                                        0.91%         0.93%          4.81%        4.79%           12%

   Class B - 8/31/02(6)                                         1.72%         1.72%          3.86%        3.86%           23%
   Class B - 8/31/01                                            1.70%         1.70%          3.99%        3.99%           14%
   Class B - 8/31/00                                            1.78%         1.78%          4.13%        4.13%            1%
   Class B - 8/31/99                                            1.72%         1.77%          3.87%        3.82%            7%
   Class B - 8/31/98(1)                                         1.67%         1.77%          3.89%        3.79%           18%
   Class B - 12/31/97(2)                                        1.61%         1.63%          4.11%        4.09%           12%

   Class C - 8/31/02(6)                                         1.72%         1.72%          3.86%        3.86%           23%
   Class C - 8/31/01                                            1.70%         1.70%          3.99%        3.99%           14%
   Class C - 8/31/00                                            1.78%         1.78%          4.13%        4.13%            1%
   Class C - 8/31/99                                            1.72%         1.77%          3.87%        3.82%            7%
   Class C - 8/31/98(1)                                         1.67%         1.77%          3.89%        3.79%           18%
   Class C - 12/31/97(2)                                        1.74%         1.76%          3.98%        3.96%           12%

Delaware Tax-Free New York Fund
   Class A - 8/31/02(6)                                         0.50%(8)      1.15%          4.98%        4.33%           43%
   Class A - 8/31/01                                            0.50%         1.02%          5.23%        4.71%           27%
   Class A - 8/31/00                                            0.50%         1.25%          5.58%        4.83%           34%
   Class A - 8/31/99                                            0.66%         1.19%          4.99%        4.46%           21%
   Class A - 8/31/98(1)                                         1.00%         1.15%          5.12%        4.97%           21%
   Class A - 12/31/97(2)                                        1.00%         1.39%          5.66%        5.27%           30%

   Class B - 8/31/02(6)                                         1.25%(8)      1.90%          4.23%        3.58%           43%
   Class B - 8/31/01                                            1.25%         1.77%          4.48%        3.96%           27%
   Class B - 8/31/00                                            1.25%         2.00%          4.83%        4.08%           34%
   Class B - 8/31/99                                            1.41%         1.94%          4.24%        3.71%           21%
   Class B - 8/31/98(1)                                         1.75%         1.90%          4.37%        4.22%           21%
   Class B - 12/31/97(2)                                        1.75%         2.14%          4.91%        4.52%           30%

   Class C - 8/31/02(6)                                         1.25%(8)      1.90%          4.23%        3.58%           43%
   Class C - 8/31/01                                            1.25%         1.77%          4.48%        3.96%           27%
   Class C - 8/31/00                                            1.25%         2.00%          4.83%        4.08%           34%
   Class C - 8/31/99                                            1.41%         1.94%          4.24%        3.71%           21%
   Class C - 8/31/98(1)                                         1.75%         1.90%          4.37%        4.22%           21%
   Class C - 12/31/97(2)                                        1.75%         2.14%          4.91%        4.52%           30%

Delaware Tax-Free Oregon Insured Fund
   Class A - 8/31/02(6)                                         0.85%         1.00%          4.52%        4.37%           20%
   Class A - 8/31/01                                            0.85%         0.99%          4.59%        4.45%           28%
   Class A - 8/31/00                                            0.85%         1.01%          4.85%        4.69%           --
   Class A - 8/31/99                                            0.80%         1.02%          4.44%        4.22%           10%
   Class A - 8/31/98(1)                                         0.71%         1.03%          4.64%        4.32%            5%
   Class A - 12/31/97(2)                                        0.71%         0.94%          4.83%        4.60%            5%

   Class B - 8/31/02(7)                                         1.60%         1.75%          3.77%        3.62%           20%
   Class B - 8/31/01                                            1.60%         1.74%          3.84%        3.70%           28%
   Class B - 8/31/00                                            1.60%         1.76%          4.10%        3.94%           --
   Class B - 8/31/99                                            1.55%         1.77%          3.69%        3.47%           10%
   Class B - 8/31/98(1)                                         1.46%         1.78%          3.89%        3.57%            5%
   Class B - 12/31/97(2)                                        1.39%         1.62%          4.15%        3.92%            5%

   Class C - 8/31/02(6)                                         1.60%         1.75%          3.72%        3.62%           20%
   Class C - 8/31/01                                            1.60%         1.74%          3.84%        3.70%           28%
   Class C - 8/31/00                                            1.60%         1.76%          4.10%        3.94%           --
   Class C - 8/31/99                                            1.55%         1.77%          3.69%        3.47%           10%
   Class C - 8/31/98(1)                                         1.46%         1.78%          3.89%        3.57%            5%
   Class C - 12/31/97(2)                                        1.51%         1.74%          4.03%        3.80%            5%

Notes to Financial Highlights

1 For the eight month period ended August 31, 1998. Ratios have been annualized but total return has not been annualized.

2 Effective May 1, 1997, shareholders approved Delaware Management Company as investment manager of Tax-Free Florida Fund, Tax-Free Florida Insured Fund, Minnesota High-Yield Municipal Bond Fund and Tax-Free New York Fund, and shareholders approved Voyageur Fund Manager, Inc. as investment manager for the other Funds. On May 30, 1997, Voyageur was merged into Delaware Management and Delaware Management became the investment manager for these other Funds.


3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

4 Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The activity for the period September 29, 1997 through December 18, 1997 is not being disclosed in the financial highlights due to its insignificance. Ratios have been annualized and total return has not been annualized.

5   Returns reflect expense limitations.

6 As required, effective September 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was as follows:


                                                                              Increase (Decrease)
                                                           -----------------------------------------------------------

                                                                  Net             Net Realized            Ratio of Net
                                                           Investment           and Unrealized              Investment
                                                               Income              Gain (Loss)       Income to Average
                                                            per Share                per Share              Net Assets

Delaware Tax-Free Arizona Fund                                     --                       --                      --

Delaware Tax-Free Arizona Insured Fund                             --                       --                      --

Delaware Tax-Free California Fund                                  --                       --                      --

Delaware Tax-Free California Insured Fund                          --                       --                      --

Delaware Tax-Free Colorado Fund                                    --                       --                      --

Delaware Tax-Free Florida Fund                                     --                       --                      --

Delaware Tax-Free Florida Insured Fund                             --                       --                      --

Delaware Tax-Free Idaho Fund                                   $0.001                  ($0.001)                   0.01%

Delaware Tax-Free Minnesota Fund                               $0.003                  ($0.003)                   0.03%

Delaware Tax-Free Minnesota Insured Fund                       $0.002                  ($0.002)                   0.02%

Delaware Tax-Free Minnesota Intermediate Fund                      --                       --                      --

Delaware Minnesota High-Yield Municipal Bond Fund              $0.001                  ($0.001)                   0.01%

Delaware Tax-Free Missouri Insured Fund                        $0.002                  ($0.002)                   0.02%

Delaware Tax-Free New York Fund                                    --                       --                      --

Delaware Tax-Free Oregon Insured Fund                          $0.001                  ($0.001)                   0.01%


Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

7 Ratio for the year ended August 31, 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.76%, 1.51% and 1.51% for Class A, Class B and Class C, respectively.

8 Ratio for the year ended August 31, 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.51%, 1.26% and 1.26% for Class A, Class B and Class C, respectively.

Fund Symbols


                                                                    NASDAQ Symbols                          CUSIP Numbers
                                                           --------------------------------      ----------------------------------
                                                           Class A     Class B      Class C      Class A       Class B     Class C
                                                           -------     -------      -------      -------       -------     -------

Delaware Tax-Free Arizona Fund                              DVAAX       DVATX        DVAZX       928928852    928928845   928928837

Delaware Tax-Free Arizona Insured Fund                      VAZIX       DVABX        DVACX       928916204    928928639   928916501

Delaware Tax-Free California Fund                           DVTAX       DVTFX        DVFTX       928928829    928928811   928928795

Delaware Tax-Free California Insured Fund                   VCINX       DVNBX        DVNCX       928921204    928921881   928928621

Delaware Tax-Free Colorado Fund                             VCTFX       DVBTX        DVCTX       928920107    928928787   92907R101

Delaware Tax-Free Florida Fund                              DVFAX       DVFBX        DVFCX       928928779    928928761   928928753

Delaware Tax-Free Florida Insured Fund                      VFLIX       DVDBX           --       928921105    928921873   928928571

Delaware Tax-Free Idaho Fund                                VIDAX       DVTIX        DVICX       928928704    928928746   928928803

Delaware Tax-Free Minnesota Fund                            DEFFX       DMOBX        DMOCX       928918101    928928696   928918408

Delaware Tax-Free Minnesota Insured Fund                    MNINX       DVMBX        DVMCX       928916105    928928563   928916600

Delaware Tax-Free Minnesota Intermediate Fund               DXCCX       DVSBX        DVSCX       928930106    928928399   928930205

Delaware Minnesota High-Yield Municipal Bond Fund           DVMHX       DVMYX        DVMMX       928928316    928928290   928928282

Delaware Tax-Free Missouri Insured Fund                     VMOIX       DVTBX        DVTCX       928921402    928921865   928928555

Delaware Tax-Free New York Fund                             FTNYX       DVTNX        DVFNX       928928274    928928266   928928258

Delaware Tax-Free Oregon Insured Fund                       VORIX       DVYBX        DVYCX       928921808    928921840   928928548


Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.
--------------------------------------------------------------------------------

Alternative minimum tax

A federal tax designed to ensure that individuals and corporations with large incomes owe at least some income tax.

Amortized cost

Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is amortized equally over the time remaining until maturity.

Average maturity

An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital

The amount of money you invest.

Capital appreciation

An increase in the value of an investment.

Capital gains distributions

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission

The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding

Earnings on an investment's previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)

Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See Bond.

Depreciation

A decline in an investment's value.

Diversification

The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution

Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration

A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor

Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities

With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Five-Year Municipal Bond Index

Lehman Brothers Five-Year Municipal Bond Index is an index based on municipal bonds having an approximate maturity of 5 years.


Lehman Brothers Municipal Bond Index

The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; has been issued within the last five years; and has a maturity of at least two years. Bonds subject to the alternative minimum tax are also excluded. Bonds with floating or zero coupons are also excluded.


Management fee


The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.


Market capitalization

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))

The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Net assets

Net assets for the purpose of a fund's investment policy means the total value of all assets in a fund's portfolio, minus any liabilities, plus the amount of a fund's borrowings, if any, for investment purposes.

Net asset value (NAV)

The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal

Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk

Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge


Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.


SEC (Securities and Exchange Commission)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes

Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee

Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation

A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)

The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Total return

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act

Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Tax-Free Arizona Fund

Tax-Free Arizona Insured Fund

Tax-Free California Fund

Tax-Free California

Insured Fund

Tax-Free Colorado Fund

Tax-Free Florida Fund

Tax-Free Florida Insured Fund

Tax-Free Idaho Fund

Tax-Free Minnesota Fund

Tax-Free Minnesota

Insured Fund

Tax-Free Minnesota Intermediate Fund

Minnesota High-Yield Municipal Bond Fund

Tax-Free Missouri

Insured Fund

Tax-Free New York Fund

Tax-Free Oregon Insured Fund


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Markets Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.


Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center


800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern
Time:

o  For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service


800 362-FUND (800 362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file numbers: 811-3910, 811-4364, 811-4977, 811-6411,
811-7742, 811-4989

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)





PR-319 [--] IVES 11/02

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Classes should contact their financial adviser or call Delaware Investments at 800 523-1918.


INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA  19103-7055

CUSTODIAN
Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA  15258

--------------------------------------------------------------------

Voyageur Tax Free Funds
Voyageur Intermediate Tax Free Funds
Voyageur Insured Funds
Voyageur Investment Trust
Voyageur Mutual Funds
Voyageur Mutual Funds II

--------------------------------------------------------------------

A CLASS
B CLASS
C CLASS

--------------------------------------------------------------------




PART B

STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------


NOVEMBER 18, 2002



Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 18, 2002


                             Voyageur Tax Free Funds
                      Voyageur Intermediate Tax Free Funds
                             Voyageur Insured Funds
                            Voyageur Investment Trust
                              Voyageur Mutual Funds
                            Voyageur Mutual Funds II

                 2005 Market Street, Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

         This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end investment management company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated November 18, 2002, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 2005 Market Street, Philadelphia, PA 19103-7094. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

           Delaware Tax-Free Arizona Fund                   Delaware Tax-Free Minnesota Fund
           Delaware Tax-Free Arizona Insured Fund           Delaware Tax-Free Minnesota Insured Fund
           Delaware Tax-Free California Fund                Delaware Tax-Free Minnesota Intermediate Fund
           Delaware Tax-Free California Insured Fund        Delaware Minnesota High-Yield Municipal Bond Fund
           Delaware Tax-Free Colorado Fund                  Delaware Tax-Free Missouri Insured Fund
           Delaware Tax-Free Florida Fund                   Delaware Tax-Free New York Fund
           Delaware Tax-Free Florida Insured Fund           Delaware Tax-Free Oregon Insured Fund
           Delaware Tax-Free Idaho Fund


         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

-------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                                      Page                                                               Page
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Cover Page                                                   Taxes
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Investment Restrictions and Policies                         Investment Management Agreements
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Performance Information                                      Officers and Trustees
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Trading Practices and Brokerage                              General Information
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Purchasing Shares                                            Financial Statements
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Investment Plans                                             Appendix A--Special Factors Affecting the Funds
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Determining Offering Price and Net Asset Value               Appendix B--Investment Objectives of the Funds in the
--------------------------------------------------- --------      Delaware Investments Family
Redemption and Exchange
--------------------------------------------------- -------- ---------------------------------------------------------- -------
Distributions                                                Appendix C--Description of Ratings
--------------------------------------------------- -------- ---------------------------------------------------------- -------

INVESTMENT RESTRICTIONS AND POLICIES

Fundamental Investment Restrictions
         The Funds have adopted certain investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

         (1) Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         (2) Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         (3) Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         (4) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (5) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (6) Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         (1) The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         (2) The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following investment restrictions are non-fundamental to Tax-Free Arizona Insured Fund, Tax-Free Colorado Fund, Tax-Free Minnesota Insured Fund, Tax-Free Minnesota Intermediate Fund, Tax-Free Minnesota Fund, Tax-Free California Insured Fund, Tax-Free Florida Insured Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund.

These Funds will not:

         (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% (10% for Tax-Free Colorado Fund) of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (4) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (7) Purchase or sell commodities or commodity contracts (including futures contracts).

         (8) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (9) Invest in securities of any issuer if, to the knowledge of such Fund, officers and directors or trustees of such Fund or officers and directors or trustees of such Fund's investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5% of such securities.

         (10) Invest 25% or more of its assets in the securities of issuers in any single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Funds' investment adviser (the "Manager") interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

         (11)  Invest more than 15% of its net assets in illiquid investments.

         The following restrictions are non-fundamental to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund ("Minnesota High-Yield Fund"), Tax-Free New York Fund and Tax-Free Florida Fund.

These Funds will not:

         (1) Borrow money (provided that such Fund may enter into reverse repurchase agreements and, with respect to Minnesota High-Yield Fund only, repurchase agreements may not exceed 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, provided that such Funds may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of such Fund's total assets.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, such Fund may be deemed to be an underwriter under federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (5) Except with respect to Minnesota High-Yield Fund, invest 25% or more of its assets in the securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care, utility, transportation, education and/or industrial obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the
U. S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.) Minnesota High-Yield Fund may not invest 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry.

         (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

         The following non-fundamental investment restrictions apply to each Fund.

None of the Funds will:

         (1) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

         (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (3) With respect to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund, make short sales of securities or maintain a short position for the account of such Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) With respect to Minnesota High-Yield Fund, write puts if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover such puts.

         Except for Minnesota High-Yield Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

         The investment Funds' objectives and policies are described in the Prospectus. Certain additional investment information is provided below.

Tax Exempt Obligations
         The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

         Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

         From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

         To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

         Each Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City) income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax exempt character and become taxable, for federal and state purposes, in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which that Fund purchases the receipts might have to be accrued as taxable income during the period that such Fund holds the receipts.

         The principal and interest payments on the Tax Exempt Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Tax Exempt Obligations or an index of short-term Tax Exempt Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Tax Exempt Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Tax Exempt Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

         For each Fund, other than Minnesota High-Yield Fund, investments in Derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities, will not exceed 20% of each Fund's total assets.

Forward Commitments
         New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

Floating and Variable Rate Demand Notes
         Variable rate master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining dollar-weighted average effective portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines established by the Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of such Fund's total assets only if such notes are subject to a demand feature that will permit that Fund to demand payment of the Principal within seven days after demand by such Fund. If not rated, such instruments must be found by the Fund's Manager under guidelines established by such Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Escrow Secured Bonds or Defeased Bonds
         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) some of its outstanding bonds and it becomes necessary or desirable to set aside funds for redemption or payment of the bonds at a future date or dates. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P, Moody's and Fitch. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

State or Municipal Lease Obligations
         Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

         The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

         If the lease is terminated by the public body for nonappropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Concentration
         In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Concentration Policy
         Except with respect to Minnesota High-Yield Fund, although each Fund may invest more than 25% of its total assets in limited obligation bonds, no Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund and Tax-Free New York Fund also may, under such circumstances, invest in transportation, education and/or industrial obligations. Minnesota High-Yield Fund has a non-fundamental policy that restricts it from investing more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry. Minnesota High-Yield Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that such Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

         Appropriate available investments may be in limited supply, from time to time in the opinion of the Manager, due to, among other things, each Fund's investment policy of investing primarily in obligations of its state (and the state's municipalities, other political subdivisions and public authorities) and of investing primarily in investment grade (high grade, with respect to the Tax-Free Insured Funds) securities. Additionally, the insurance policies of the Tax-Free Insured Funds may affect the appropriate available investment supply from time to time in the opinion of the Manager. Certain of the risks set forth below may be reduced or eliminated to the extent a Fund invests in insured Tax Exempt Obligations.

         Housing Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Health Care Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

         Utility Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

         Transportation Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

         Education Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

         Industrial Revenue Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

         Other Risks. The exclusion from gross income for purposes of federal income taxes and the personal income taxes of certain states for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Funds to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Zero Coupon Bonds and Pay-in-Kind Bonds
         The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Taxable Obligations
         The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation.

Government Obligations
         The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements
         The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

         The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
         Certain Funds (Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

Other Taxable Investments
         The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Options and Futures Transactions
         Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.

         Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

         "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

         Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

         Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

         The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for Tax-Free Funds, Insured Funds and Tax-Free Minnesota Intermediate Fund.

         Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

         The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

         Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

         Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

         Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately1 1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options.
         Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

         As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.

Illiquid Investments
         Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by the Funds' Board of Trustees. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things, (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

         At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

         As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Insurance
         The Manager anticipates that substantially all of the insured Tax Exempt Obligations in each Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, the Insured Funds must obtain Portfolio Insurance on all Tax Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums. However, each Insured Fund is permitted to invest up to 20% of its net assets in non-insured municipal securities.

         Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless a Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

         The Insured Funds are authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or "Aaa" (or a short-term rating of "MIG-1") from Moody's, including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA") and XL Capital Assurance, Inc.

         A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength (IFS) rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

         An insurance claims-paying ability rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

         The assignment of ratings by Moody's, S&P or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

         Each of AMBAC, MBIA, FGIC, FSA, and XLCA has insurance claims-paying ability ratings of Aaa from Moody's, AAA from S&P and AAA from Fitch.

         AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Insured Tax-Free Funds, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will be excludable from federal gross income under Section 103(a) of the Code.

         As of December 31, 2001, AMBAC's total equity capital (GAAP) was $2,983,688,000, which represents an increase of 14.9% over December 31, 2000 equity capital position of $2,596,100,000. AMBAC reported total claims paying resources of $6,936,621,000 at the end of 2001. For the six months ended June 30, 2002, AMBAC's total equity capital (GAAP) amounted to $3,361,201,000 (unaudited). This represents an increase of 20.5% over the $2,789,764,000 (unaudited) equity capital position reported for the period ending June 30, 2001.

         As of December 31, 2001, MBIA has total equity capital of $4,782,000,000 up 13.0% from the $4,233,000,000 equity capital position recorded at the end of 2000. At the end of 2001, MBIA had total claims paying resources of $9,239,000,000. MBIA's total equity capital at the end of 1999 was $3,513,000,000. For the six months ended June 30, 2002, MBIA's total equity capital (GAAP) amounted to $5,079,442,000 (unaudited). This represents an increase of 13.9% over the $4,461,836,000 (unaudited) equity capital position reported for the period ending June 30, 2001.

         As of December 31, 2001, FGIC's total equity capital (GAAP) amounted to $2,006,900,000. This represents a decrease of 1.2% from the $2,029,700,000 equity capital position recorded at the end of 2000. At the end of 2001, FGIC had total claims paying resources of $2,926,000,000. FGIC's total equity capital position at the end of 1999 was $2,039,100,000. For the six months ended June 30, 2002, FGIC's total equity capital (GAAP) amounted to $2,147,600,000 (unaudited). This represents an increase of 1.1% over the $2,124,000,000 (unaudited) equity capital position recorded for the period ending June 30, 2001.

         As of December 31, 2001, FSA's total equity capital (GAAP) was $1,635,958,000, which represents an increase of 11.7% over the $1,465,733,000 equity capital position recorded at the end of 1999. At the end of 2001, FSA had total claims paying resources of $2,967,000,000. At the end of 1999, FSA total equity capital position was $1,252,000,000. For the six months ended June 30, 2002 total equity capital (GAAP) was $1,741,139,000. This represents an increase of 11.5% over the $1,561,363,000 equity capital position recorded for the period ending June 30, 2001.

         XL Capital Assurance, Inc. (XLCA) is the newest AAA- rated municipal bond insurer. XLCA which began underwriting financial guaranty policies in 1999, a wholly owned subsidiary of XL Reinsurance America, Inc., (XLFA), which is ultimately owned by XL Capital Ltd., a Bermuda based insurance holding company. XLCA AAA rating is derived in part from a strong capital base and explicit claims paying support from its highly rated parent company XLFA. As of December 31, 2001, XLCA's total equity capital was $140,100,000 while XLFA had total equity capital of $489,000,000. XLCA's ultimate parent, XL Capital Ltd., had total equity capital of $5,437,000,000 at the end of 2001. At the end of 2001, XLCA and XLFA had combined claims paying resources of $705,000,000.


         None of AMBAC, MBIA, FGIC, FSA, or XLCA or any associate thereof, has any material business relationship, direct or indirect, with the Funds.


PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-years and ten-years, or life of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                               n
                                       P(1 + T) = ERV

Where:             P  =   a hypothetical initial purchase order of $1,000 from
                          which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =   average annual total return;

                   n  =   number of years;

                 ERV  =   redeemable value of the hypothetical
                          $1,000 purchase at the end of the period after the deduction of the applicable
                          CDSC, if any, with respect to Class B
                          Shares and Class C Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Smith Barney. These indices are not managed for any investment goal.

         Average annual and cumulative total return performance is shown in this section. For purposes of life of fund returns, the Classes of each Fund commenced operations on the following dates:

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                       Tax-Free Florida Fund                    Tax-Free Minnesota Intermediate Fund
Class A  March 2, 1995                      Class A  March 2, 1995                   Class A  October 27, 1985
Class B  June 29, 1995                      Class B  September 15, 1995              Class B  August 15, 1995
Class C  May 13, 1995                       Class C  April 22, 1995                  Class C  May 4, 1994
------------------------------------------- ---------------------------------------- ----------------------------------------
Tax-Free Arizona Insured Fund               Tax-Free Florida Insured Fund            Minnesota High-Yield Municipal Bond
Class A  April 1, 1991                      Class A  January 1, 1992                 Class A  June 4, 1996
Class B  March 10, 1995                     Class B  March 11, 1994                  Class B  June 12, 1996
Class C  May 26, 1994                       Class C  September 29, 1997              Class C  June 12, 1996
------------------------------------------- ---------------------------------------- ----------------------------------------
Tax-Free California Fund                    Tax-Free Idaho Fund                      Tax-Free Missouri Insured Fund
Class A  March 2, 1995                      Class A  January 4, 1995                 Class A  November 2, 1992
Class B  August 23, 1995                    Class B  March 16, 1995                  Class B  March 12, 1994
Class C  April 9, 1996                      Class C  January 11, 1995                Class C  November 11, 1995
------------------------------------------- ---------------------------------------- ----------------------------------------
Tax-Free California Insured Fund            Tax-Free Minnesota Fund                  Tax-Free New York Fund
Class A  October 15, 1992                   Class A  February 29, 1984               Class A  November 6, 1987
Class B  March 2, 1994                      Class B  March 11, 1995                  Class B  November 14, 1994
Class C  April 12, 1995                     Class C  May 4, 1994                     Class C  April 26, 1995
------------------------------------------- ---------------------------------------- ----------------------------------------
Tax-Free Colorado Fund                      Tax-Free Minnesota Insured Fund          Tax-Free Oregon Insured Fund
Class A  April 23, 1987                     Class A  May 1, 1987                     Class A  August 1, 1993
Class B  March 22, 1995                     Class B  March 7, 1995                   Class B  March 12, 1994
Class C  May 6, 1994                        Class C  May 4, 1994                     Class C  July 7, 1995
-----------------------------------------------------------------------------------------------------------------------------


         The performance, as shown below, is the average annual total return quotations of each Class of each Fund through August 31, 2002, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.50% with respect to Tax-Free Funds and Insured Funds and 2.75% with respect to Tax-Free Minnesota Intermediate Fund paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 2002. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 2002 and therefore does not reflect the deduction of a CDSC.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

        The average annual total return for each Class is shown for the 1 year, 5 years, or 10 years period ending August 31, 2002. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                                                   Average Annual Total Return
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Class B
                                                                Class A                                            Shares
                                                               Shares (at                            Class B     (including
                                                              offer after                             Shares     CDSC after
                                                    Class A    taxes on                  Class B    (including   taxes on
                                       Class A     Shares (at  distribu-     Class A      Shares       CDSC      distribu-
                                      Shares (at  offer after  tions and    Shares (at  (including    after      tions and
                                         offer     taxes on     sale of        NAV         CDSC      taxes on     sale of
                                        before     distribu-     funds        before      before     distribu-     funds
                                       taxes)(2)   tions)(2)   shares)(2)     taxes)     taxes)(2)   tion)(2)    shares)(2)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Arizona Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.22%       0.22%        2.03%       4.93%        0.17%       0.17%        1.80%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.26%       4.15%        4.38%       5.22%        4.22%       4.10%        4.24%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    6.05%       5.91%        5.89%       6.70%        5.57%       5.43%        5.37%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Arizona Insured Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.80%       0.68%        2.27%       5.54%        0.83%       0.70%        2.07%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.51%       4.48%        4.52%       5.48%        4.45%       4.43%        4.36%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.78%       5.73%        5.64%       6.27%        5.55%       5.54%        5.31%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free California Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.97%       0.97%        2.47%       5.77%        0.95%       0.95%        2.24%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.98%       4.94%        4.97%       5.96%        4.90%       4.86%        4.80%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    6.38%       6.31%        6.77%       7.03%        6.52%       6.40%        6.15%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free California Insured Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                     -0.43 %      -0.74%        1.61%       4.23%       -0.49%      -0.81%        1.37%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.51%       4.44%        4.51%       5.47%        4.43%       4.36%        4.33%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended             5.77%       5.73%        5.64%       6.27%        4.83%       4.79%        4.72%
8/31/02
-----------------------------------------------------------------------------------------------------------------------------


                                    Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                                             Class C
                                                                             Shares
                                                               Class C     (including
                                                                Shares        CDSC
                                      Class B      Class C    (including   after taxes   Class C
                                       Shares       Shares       CDSC      on distribu-   Shares
                                     (excluding   (including  after taxes     tions     (excluding
                                        CDSC         CDSC         on         and sale      CDSC
                                       before       before     distribu-     of funds     before
                                       taxes)      taxes)(2)    tion)(2)    shares)(2)    taxes)
------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Arizona Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.16%        3.14%        3.14%       3.61%        4.14%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.46%        4.43%        4.32%       4.41%        4.43%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.57%        5.66%        5.52%       5.43%        5.66%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Arizona Insured Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.83%        3.72%        3.60%       3.85%        4.73%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.71%        4.72%        4.70%       4.57%        4.72%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.55%        5.49%        5.45%       5.25%        5.49%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free California Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.95%        3.86%        3.86%       4.03%        4.86%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     5.15%        5.16%        5.12%       5.01%        5.16%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   6.52%        6.24%        6.20%       5.95%        6.24%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free California Insured Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      3.44%        2.46%        2.14%       3.18%        3.45%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.68%        4.70%        4.63%       4.55%        4.70%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended            4.83%        5.23%        5.19%       5.03%        5.23%
8/31/02
----------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

                                                  Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Class B
                                                                 Class A                                           Shares
                                                               Shares (at                             Class B    (including
                                                    Class A    offer after                            Shares     CDSC after
                                                     Shares     taxes on                 Class B    (including   taxes on
                                       Class A     (at offer    distribu-   Class A      Shares        CDSC      distribu-
                                      Shares (at     after      tions and  Shares (at  (including   after taxes  tions and
                                        offer      taxes on      sale of      NAV         CDSC          on        sale of
                                        before     distribu-      funds      before      before      distribu-     fund
                                       taxes)(2)   tions)(2)    shares)(2)   taxes)     taxes)(2)    tions)(2)   shares)(2)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Colorado Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                      -0.07%      -0.07%        1.76%       4.60%       -0.07%      -0.07%        1.54%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.27%       4.27%        4.39%       5.23%        4.21%       4.21%        4.23%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.83%       5.72%        5.68%       6.31%        5.48%       5.48%        5.31%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Florida Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       1.65%       1.65%        2.80%       6.42%        1.52%       1.52%        2.50%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.70%       4.68%        4.72%       5.68%        4.64%       4.62%        4.55%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    6.09%       6.06%        5.93%       6.74%        5.59%       5.56%        5.40%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Florida Insured Fund(1), (5)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       1.06%       1.06%        2.43%       5.83%        1.01%       1.01%        2.17%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.69%       4.69%        4.70%       5.67%        4.62%       4.62%        4.52%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.93%       5.91%        5.79%       6.42%        5.22%       5.22%        5.07%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Idaho(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.63%       0.63%        2.13%       5.36%        0.58%       0.58%        1.89%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.34%       4.34%        4.41%       5.30%        4.27%       4.27%        4.23%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended             6.33%       6.28%        6.11%       6.97%        5.55%       5.51%        5.33%
8/31/02
----------------------------------------------------------------------------------------------------------------------------

                                   Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                                             Class C
                                                                             Shares
                                                               Class C     (including
                                                                Shares        CDSC
                                      Class B      Class C    (including   after taxes   Class C
                                       Shares       Shares       CDSC      on distribu-   Shares
                                     (excluding   (including  after taxes   tions and   (excluding
                                        CDSC         CDSC         on        and sale       CDSC
                                       before       before     distribu-    of funds      before
                                       taxes)      taxes)(2)   tions)(2)   shares)(2)     taxes)
------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Colorado Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      3.92%        2.91%        2.91%       3.37%        3.91%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.46%        4.48%        4.48%       4.44%        4.48%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.48%        5.47%        5.47%       5.30%        5.47%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Florida Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      5.52%        4.63%        4.63%       4.40%        5.63%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.89%        4.92%        4.90%       4.78%        4.92%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.59%        5.70%        5.67%       5.48%        5.70%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Florida Insured Fund(1), (5)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      5.01%        3.93%        3.93%       3.98%        4.93%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.87%          N/A          N/A         N/A          N/A
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.22%        4.66%        4.66%       4.55%        4.66%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Idaho(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.58%        3.57%        3.57%       3.72%        4.57%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.52%        4.54%        4.54%       4.45%        4.54%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended            5.55%        6.08%        6.04%       5.78%        6.08%
8/31/02
---------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.
5 Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

                                                Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Class B
                                                                Class A                                            Shares
                                                               Shares (at                                        (including
                                                               offer after                           Class B     CDSC after
                                                    Class A     taxes on                 Class B      Shares     taxes on
                                        Class A    Shares (at   distribu-    Class A      Shares    (including    distribu-
                                       Shares (at offer after     tions     Shares (at  (including     CDSC      tions and
                                         offer     taxes on     and sale       NAV         CDSC     after taxes   sale of
                                        before     distribu-    of funds      before      before    on distribu-   funds
                                       taxes)(2)   tions)(2)   shares)(2)     taxes)     taxes)(2)   tions)(2)   shares)(2)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Minnesota Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.81%       0.81%        2.39%       5.54%        0.75%       0.75%        2.14%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.31%       4.29%        4.42%       5.26%        4.23%       4.21%        4.25%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.41%       5.35%        5.35%       5.90%        5.35%       5.34%        5.21%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.55%       0.55%        2.10%       5.25%        0.56%       0.56%        1.90%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.37%       4.37%        4.44%       5.35%        4.33%    4.33%           4.29%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.43%       5.42%        5.36%       5.92%        5.30%       5.30%        5.12%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Minnesota Intermediate
Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       3.41%       3.41%        3.94%       6.34%        3.43%       3.43%        3.66%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      3.88%       3.88%        4.07%       4.46%        3.61%       3.61%        3.70%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended             4.52%       4.50%        4.55%       4.82%        3.89%       3.92%        3.96%
8/31/02
----------------------------------------------------------------------------------------------------------------------------

                                        Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                                             Class C
                                                                             Shares
                                                                           (including
                                                                 Class C      CDSC
                                       Class B     Class C       Shares    after taxes   Class C
                                        Shares      Shares     (including  on distribu-   Shares
                                      (excluding  (including   CDSC after   tions and   (excluding
                                         CDSC        CDSC       taxes on     sale of       CDSC
                                        before      before      distribu-     funds       before
                                        taxes)     taxes)(2)    tions)(2)   shares)(2)    taxes)
------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Minnesota Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.75%        3.82%        3.82%       4.02%        4.82%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.48%        4.50%        4.48%       4.46%        4.50%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.35%        5.21%        5.20%       5.08%        5.21%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.56%        3.46%        3.46%       3.67%        4.46%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.58%        4.56%        4.56%       4.47%        4.56%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.30%        5.11%        5.11%       4.97%        5.11%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Minnesota Intermediate
Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      5.43%        4.44%        4.44%       4.28%        5.44%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     3.61%        3.59%        3.59%       3.68%        3.59%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended            3.89%        4.07%        4.07%       4.07%        4.07%
8/31/02
---------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For the Tax-Free Minnesota Intermediate Fund, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using the new schedules.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.


                                              Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Class B
                                                                 Class A                                           Shares
                                                                Shares (at                            Class B    (including
                                                               offer after                            Shares     CDSC after
                                                    Class A     taxes on                Class B     (including    taxes on
                                       Class A     Shares (at   distribu-   Class A      Shares        CDSC       distribu-
                                      Shares (at  offer after     tions    Shares (at  (including      after       tions
                                        offer      taxes on     and sale      NAV         CDSC        taxes on    and sale
                                       before      distribu-    of funds     before      before      distribu-    of funds
                                      taxes)(2)    tions)(2)   shares)(2)    taxes)     taxes)(2)    tions)(2)   shares)(2)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Minnesota High-Yield Municipal
Bond Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       1.90%       1.90%        3.43%       6.74%        2.03%       2.03%        3.30%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.15%       4.15%        4.44%       5.12%        4.09%       4.09%        4.28%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.19%       5.19%        5.32%       5.97%        5.57%       5.57%        5.53%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Missouri Insured Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.60%       0.60%        2.07%       5.38%        0.70%       0.70%        1.92%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.37%       4.37%        4.42%       5.35%        4.31%       4.31%        4.25%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    5.52%       5.52%        5.44%       6.02%        4.91%       4.91%        4.79%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free New York Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.23%       0.23%        1.97%       4.98%        0.30%       0.30%        1.80%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.12%       4.04%        4.28%       5.08%        4.08%       4.00%        4.13%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                    4.77%       4.73%        4.90%       5.26%        4.93%       4.88%        4.88%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------

------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
Tax-Free Oregon Insured Fund(1)
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
1 year ended 8/31/02                       0.70%       0.70%        2.10%       5.41%        0.73%       0.73%        1.90%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
5 years ended 8/31/02                      4.75%       4.75%        4.70%       5.71%        4.69%       4.69%        4.54%
------------------------------------ ------------ ----------- ------------ ----------- ------------ ----------- ------------
10 years or Life of Fund ended             5.02%       5.02%        4.96%       5.55%        5.05%       5.05%        4.89%
8/31/02
----------------------------------------------------------------------------------------------------------------------------


                                      Average Annual Total Return
---------------------------------------------------------------------------------------------------
                                                                             Class C
                                                                             Shares
                                                                           (including
                                                                Class C    CDSC after
                                      Class B      Class C       Shares     taxes on      Class C
                                       Shares       Shares     (including   distribu-     Shares
                                     (excluding   (including   CDSC after    tions      (excluding
                                        CDSC         CDSC       taxes on    and sale       CDSC
                                       before       before      distribu-   of funds      before
                                       taxes)      taxes)(2)    tions)(2)  shares)(2)     taxes)
------------------------------------ ----------- ------------ ------------ ----------- ------------
Minnesota High-Yield Municipal
Bond Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      6.03%        5.03%        5.05%       5.14%        6.03%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.34%        4.36%        4.36%       4.49%        4.36%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   5.57%        5.22%        5.22%       5.23%        5.22%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Missouri Insured Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.70%        3.68%        3.68%       3.75%        4.68%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.56%        4.58%        4.58%       4.46%        4.56%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   4.91%        4.69%        4.69%       4.57%        4.69%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free New York Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.30%        3.20%        3.20%       3.59%        4.20%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.33%        4.31%        4.23%       4.32%        4.31%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended
8/31/02                                   4.93%        4.29%        4.24%       4.33%        4.29%
------------------------------------ ----------- ------------ ------------ ----------- ------------

------------------------------------ ----------- ------------ ------------ ----------- ------------
Tax-Free Oregon Insured Fund(1)
------------------------------------ ----------- ------------ ------------ ----------- ------------
1 year ended 8/31/02                      4.73%        3.62%        3.62%       3.68%        4.62%
------------------------------------ ----------- ------------ ------------ ----------- ------------
5 years ended 8/31/02                     4.94%        4.93%        4.93%       4.73%        4.93%
------------------------------------ ----------- ------------ ------------ ----------- ------------
10 years or Life of Fund ended            5.05%        5.31%        5.31%       5.08%        5.31%
8/31/02
---------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

         Each Fund may also quote its respective Classes' current yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                         a-b 6
                            YIELD = 2[(-------- + 1) -- 1]
                                          cd

         Where:       a    =   dividends and interest earned during the period;
                      b    =   expenses accrued for the period
                               (net of reimbursements);
                      c    =   the average daily number of shares outstanding
                               during the period that were entitled to receive
                               dividends;
                      d    =   the maximum offering price per share on the last
                               day of the period.

         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Funds. Using this formula, the yields for the Funds for the 30-day period ended August 31, 2002 were as follows:

                                             30-Day Yield at 8/31/02*
Tax-Free Arizona Insured Fund - Class A            4.05%    Tax-Free Minnesota Insured Fund - Class A             3.32%
Tax-Free Arizona Insured Fund - Class B            3.45%    Tax-Free Minnesota Insured Fund - Class B             2.70%
Tax-Free Arizona Insured Fund - Class C            3.45%    Tax-Free Minnesota Insured Fund - Class C             2.70%
Tax-Free Arizona Fund - Class A                    4.76%    Tax-Free Minnesota Intermediate Fund - Class A        4.15%
Tax-Free Arizona Fund - Class B                    4.20%    Tax-Free Minnesota Intermediate Fund - Class B        3.41%
Tax-Free Arizona Fund - Class C                    4.19%    Tax-Free Minnesota Intermediate Fund - Class C        3.41%
Tax-Free California Insured Fund - Class A         3.95%    Tax-Free Minnesota Fund - Class A                     3.98%
Tax-Free California Insured Fund - Class B         3.36%    Tax-Free Minnesota Fund - Class B                     3.38%
Tax-Free California Insured Fund - Class C         3.38%    Tax-Free Minnesota Fund - Class C                     3.38%
Tax-Free California Fund - Class A                 4.58%    Minnesota High-Yield Fund - Class A                   5.10%
Tax-Free California Fund - Class B                 4.00%    Minnesota High-Yield Fund - Class B                   4.54%
Tax-Free California Fund - Class C                 4.01%    Minnesota High-Yield Fund - Class C                   4.54%
Tax-Free Colorado Fund - Class A                   4.29%    Tax-Free Missouri Insured Fund - Class A              3.72%
Tax-Free Colorado Fund - Class B                   3.71%    Tax-Free Missouri Insured Fund - Class B              3.12%
Tax-Free Colorado Fund - Class C                   3.70%    Tax-Free Missouri Insured Fund - Class C              3.12%
Tax-Free Florida Insured Fund - Class A            3.63%    Tax-Free New York Fund - Class A                      4.11%
Tax-Free Florida Insured Fund - Class B            3.03%    Tax-Free New York Fund - Class B                      3.52%
Tax-Free Florida Insured Fund - Class C            3.03%    Tax-Free New York Fund - Class C                      3.53%
Tax-Free Florida Fund - Class A                    3.99%    Tax-Free Oregon Insured Fund - Class A                3.57%
Tax-Free Florida Fund - Class B                    3.40%    Tax-Free Oregon Insured Fund - Class B                2.96%
Tax-Free Florida Fund - Class C                    3.40%    Tax-Free Oregon Insured Fund - Class C                2.96%
Tax-Free Idaho Fund - Class A                      4.02%
Tax-Free Idaho Fund - Class B                      3.43%
Tax-Free Idaho Fund - Class C                      3.43%

* Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         The Funds may also publish a tax-equivalent yield for a Class based on federal tax rates and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. Taxable equivalent yield is computed by dividing that portion of a Class' yield which is tax exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield of that Fund that is not tax exempt.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 2002 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

        -----------------------------------------------------------------------------------------------------------------
                                                                                          ARIZONA*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      31.63%        34.48%        39.23%       42.64%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Insured Fund - Class A                        5.92%         6.18%         6.66%        7.06%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Insured Fund - Class B                        5.05%         5.27%         5.68%        6.01%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Insured Fund - Class C                        5.05%         5.27%         5.68%        6.01%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Fund - Class A                                6.96%         7.26%         7.83%        8.30%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Fund - Class B                                6.14%         6.41%         6.91%        7.32%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free Arizona Fund - Class C                                6.13%         6.39%         6.89%        7.30%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                        CALIFORNIA*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      34.70%        37.42%        41.95%       45.22%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Insured Fund - Class A                     6.05%         6.31%         6.80%        7.21%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Insured Fund - Class B                     5.15%         5.37%         5.79%        6.13%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Insured Fund - Class C                     5.18%         5.40%         5.82%        6.17%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Fund - Class A                             7.01%         7.32%         7.89%        8.36%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Fund - Class B                             6.13%         6.39%         6.89%        7.30%
        ----------------------------------------------------------- ------------- ------------- ------------ ------------
        Tax-Free California Fund - Class C                             6.14%         6.41%         6.91%        7.32%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                         COLORADO*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      31.33%        34.19%       38.96%        42.40%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Colorado Fund - Class A                               6.25%         6.52%        7.03%         7.45%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Colorado Fund - Class B                               5.40%         5.64%        6.08%         6.44%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Colorado Fund - Class C                               5.39%         5.62%        6.06%         6.42%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                          FLORIDA*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      28.00%        31.00%       36.00%        39.60%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Insured Fund - Class A                        5.04%         5.26%        5.67%         6.01%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Insured Fund - Class B                        4.21%         4.39%        4.73%         5.02%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Insured Fund - Class C                        4.21%         4.39%        4.73%         5.02%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Fund - Class A                                5.54%         5.78%        6.23%         6.61%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Fund - Class B                                4.72%         4.93%        5.31%         5.63%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Florida Fund - Class C                                4.72%         4.93%        5.31%         5.63%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                           IDAHO*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      33.83%        36.59%       41.18%        44.49%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Idaho Fund - Class A                                  6.08%         6.34%        6.83%         7.24%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Idaho Fund - Class B                                  5.18%         5.41%        5.83%         6.18%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Idaho Fund - Class C                                  5.18%         5.41%        5.83%         6.18%
        -----------------------------------------------------------------------------------------------------------------


        -----------------------------------------------------------------------------------------------------------------
                                                                                         MINNESOTA*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      33.65%        36.42%       41.02%        44.34%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Fund - Class A                              6.00%         6.26%        6.75%         7.15%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Fund - Class B                              5.09%         5.32%        5.73%         6.70%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Fund - Class C                              5.09%         5.32%        5.73%         6.70%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Insured Fund - Class A                      5.00%         5.22%        5.63%         5.96%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Insured Fund - Class B                      4.07%         4.25%        4.58%         4.85%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Insured Fund - Class C                      4.07%         4.25%        4.58%         4.85%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Intermediate Fund - Class A                 6.25%         6.53%        7.04%         7.46%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Intermediate Fund - Class B                 5.14%         5.36%        5.78%         6.13%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Minnesota Intermediate Fund - Class C                 5.14%         5.36%        5.78%         6.13%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Minnesota High-Yield Fund - Class A                            7.69%         8.02%        8.65%         9.16%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Minnesota High-Yield Fund - Class B                            6.84%         7.14%        7.70%         8.16%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Minnesota High-Yield Fund - Class C                            6.84%         7.14%        7.70%         8.16%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                         MISSOURI*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      32.32%        35.14%       39.84%        43.22%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Missouri Insured Fund - Class A                       5.50%         5.74%        6.18%         6.55%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Missouri Insured Fund - Class B                       4.61%         4.81%        5.19%         5.49%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Missouri Insured Fund - Class C                       4.61%         4.81%        5.19%         5.49%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                         NEW YORK*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      32.93%        35.73%       40.38%        43.74%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free New York Fund - Class A                               6.13%         6.39%        6.89%         7.31%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free New York Fund - Class B                               5.25%         5.48%        5.90%         6.26%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free New York Fund - Class C                               5.26%         5.49%        5.92%         6.27%
        ----------------------------------------------------------- -----------------------------------------------------
                                                                                          OREGON*
        ----------------------------------------------------------- -----------------------------------------------------
                                                                      34.48%        37.21%       41.76%        45.04%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Oregon Insured Fund - Class A                         5.45%         5.69%        6.13%         6.50%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Oregon Insured Fund - Class B                         4.52%         4.71%        5.08%         5.39%
        ----------------------------------------------------------- ------------- ------------ ------------- ------------
        Tax-Free Oregon Insured Fund - Class C                         4.52%         4.71%        5.08%         5.39%
        -----------------------------------------------------------------------------------------------------------------

* Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         From time to time, the Funds may quote each Class' actual total return and/or yield performance in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Smith Barney.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Smith Barney and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Smith Barney and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, bonds, Treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through August 31, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions, realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders, if applicable, on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and past performance should not be considered as representative of future results.


                                                      Cumulative Total Return
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Class B       Class B       Class C       Class C
                                                Class A        Class A        Shares        Shares        Shares        Shares
                                                 Shares        Shares       (including    (excluding    (including    (excluding
                                              (at offer)(2)   (at NAV)       CDSC)(3)       CDSC)        CDSC)(4)        CDSC)
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Tax-Free Arizona Fund(1)
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                              -1.24%          3.43%        -0.67%         3.33%         2.22%         3.22%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                              -1.30%          3.39%        -0.99%         3.01%         1.99%         2.99%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                              -0.23%          4.51%         0.03%         4.03%         2.91%         3.91%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                 0.22%          4.93%         0.17%         4.16%         3.14%         4.14%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                               13.78%         19.11%        14.25%        16.50%        16.37%        16.37%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                               23.19%         28.96%        22.93%        24.39%        24.23%        24.23%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Life of Fund                                        55.35%         62.65%        47.57%        47.57%        49.46%        49.46%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                              -1.44%          3.18%        -0.92%         3.08%         1.98%         2.98%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                              -0.09%          3.82%        -0.57%         3.43%         2.42%         3.42%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                               1.00%          5.74%         1.24%         5.24%         4.23%         5.23%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                 0.80%          5.54%         0.83%         4.83%         3.72%         4.73%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                               15.97%         21.46%        16.60%        18.85%        18.94%        18.94%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                               24.68%         30.56%        24.35%        25.85%        25.95%        25.95%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
10 years ended 8/31/02                              75.44%         83.78%           N/A           N/A           N/A           N/A
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Life of Fund                                       104.27%        113.87%        49.81%        49.81%        55.52%        55.52%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund(1)
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                              -0.53%          4.11%        -0.10%         3.90%         2.91%         3.91%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                              -0.55%          4.13%        -0.28%         3.72%         2.63%         3.63%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                               0.60%          5.32%         0.72%         4.72%         3.72%         4.72%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                 0.97%          5.77%         0.95%         4.95%         3.86%         4.86%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                               17.16%         22.63%        17.70%        19.95%        19.88%        19.88%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                               27.48%         33.56%        27.05%        28.55%        28.62%        28.62%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Life of Fund                                        58.98%         66.45%        55.88%        55.88%        47.32%        47.32%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund(1)
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                              -0.83%          3.83%        -0.46%         3.54%         2.55%         3.55%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                              -1.23%          3.44%        -0.95%         3.05%         1.96%         2.96%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                              -0.23%          4.48%        -0.21%         3.79%         2.79%         3.79%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                -0.43%          4.23%        -0.49%         3.44%         2.46%         3.45%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                               16.76%         22.25%        17.28%        19.53%        19.61%        19.61%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                               24.66%         30.48%        24.19%        25.69%        25.81%        25.81%
--------------------------------------------- ------------- -------------- ------------- ------------- ------------- -------------
Life of Fund                                        74.11%         82.29%        49.32%        49.32%        45.76%        45.76%
----------------------------------------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.


                                                       Cumulative Total Return
----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B       Class B       Class C       Class C
                                                 Class A        Class A        Shares        Shares        Shares        Shares
                                                  Shares         Shares      (including    (excluding    (including    (excluding
                                                (at offer)(2)   (at NAV)       CDSC)(3)       CDSC)       CDSC)(4)        CDSC)
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Tax-Free Colorado Fund(1)
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                                -1.60%         3.01%        -1.09%         2.91%         1.91%         2.91%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                                -1.67%         2.97%        -1.42%         2.58%         1.58%         2.58%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                                -0.01%         4.73%         0.15%         4.15%         3.23%         4.23%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                  -0.07%         4.60%        -0.07%         3.92%         2.91%         3.91%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                                 14.19%        19.60%        14.66%        16.91%        17.03%        17.03%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                                 23.25%        29.06%        22.90%        24.40%        24.52%        24.52%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
10 years ended 8/31/02                                76.21%        84.45%           N/A           N/A           N/A           N/A
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Life of Fund                                         179.81%       192.97%        48.82%        48.82%        55.72%        55.72%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                                -0.70%         4.03%        -0.27%         3.73%         2.82%         3.82%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                                -0.10%         4.61%         0.12%         4.12%         3.22%         4.22%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                                 1.52%         6.34%         1.74%         5.74%         4.84%         5.84%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                   1.65%         6.42%         1.52%         5.52%         4.63%         5.63%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                                 15.80%        21.30%        16.35%        18.60%        18.79%        18.79%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                                 25.81%        31.79%        25.44%        26.94%        27.14%        27.14%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Life of Fund                                          55.77%        63.08%        46.03%        46.03%        50.38%        50.38%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1),(5)
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                                -1.08%         3.56%        -0.63%         3.37%         2.37%         3.37%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                                -0.51%         4.14%        -0.26%         3.74%         2.75%         3.75%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                                 1.32%         6.08%         1.46%         5.46%         4.29%         5.29%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                   1.06%         5.83%         1.01%         5.01%         3.93%         4.93%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                                 16.38%        21.90%        16.88%        19.13%        19.03%        19.03%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                                 25.76%        31.74%        25.32%        26.82%           N/A           N/A
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
10 years ended 8/31/02                                77.89%        86.23%           N/A           N/A           N/A           N/A
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Life of Fund                                          90.17%        99.10%        53.98%        53.98%        25.13%        25.13%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 months ended 8/31/02                                -1.46%         3.15%        -1.04%         2.96%         1.96%         2.96%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
6 months ended 8/31/02                                -0.80%         3.92%        -0.38%         3.62%         2.53%         3.53%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
9 months ended 8/31/02                                 0.64%         5.34%         0.76%         4.76%         3.65%         4.65%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
1 year ended 8/31/02                                   0.68%         5.36%         0.58%         4.58%         3.57%         4.57%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
3 years ended 8/31/02                                 14.48%        19.93%        15.14%        17.39%        17.39%        17.39%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
5 years ended 8/31/02                                 23.67%        29.45%        23.24%        24.74%        24.85%        24.85%
---------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Life of Fund                                          59.96%        67.47%        49.64%        49.64%        56.94%        56.94%
----------------------------------------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.
5 Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.


                                                       Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Class B        Class B       Class C       Class C
                                                   Class A       Class A        Shares        Shares         Shares        Shares
                                                    Shares        Shares      (including    (excluding     (including    (excluding
                                                 (at offer)(2)   (at NAV)       CDSC)(3)       CDSC)         CDSC)(4)       CDSC)
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Tax-Free Minnesota Fund(1)
----------------------------------------------- ------------- ------------- ------------- -------------- ------------- ------------
3 months ended 8/31/02                                 -1.55%         3.06%        -1.14%          2.86%         1.94%         2.94%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
6 months ended 8/31/02                                 -0.88%         3.81%        -0.58%          3.42%         2.49%         3.49%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
9 months ended 8/31/02                                  0.87%         5.58%         1.07%          5.07%         4.06%         5.06%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
1 year ended 8/31/02                                    0.81%         5.54%         0.75%          4.75%         3.82%         4.82%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 years ended 8/31/02                                  14.67%        20.11%        15.15%         17.40%        17.50%        17.50%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
5 years ended 8/31/02                                  23.47%        29.24%        23.02%         24.52%        24.64%        24.64%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
10 years ended 8/31/02                                 69.35%        77.37%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
15 years ended 8/31/02                                155.78%       167.82%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Life of Fund                                          294.64%       313.22%        47.68%         47.68%        52.70%        52.70%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured Fund(1)
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 months ended 8/31/02                                 -1.50%         3.18%        -0.91%          3.09%         2.08%         3.08%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
6 months ended 8/31/02                                 -1.08%         3.58%        -0.71%          3.29%         2.28%         3.28%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
9 months ended 8/31/02                                  0.62%         5.39%         0.90%          4.90%         3.89%         4.89%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
1 year ended 8/31/02                                    0.55%         5.25%         0.56%          4.56%         3.46%         4.46%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 years ended 8/31/02                                  14.74%        20.19%        15.40%         17.65%        17.62%        17.62%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
5 years ended 8/31/02                                  23.85%        29.74%        23.62%         25.12%        24.97%        24.97%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
10 years ended 8/31/02                                 69.74%        77.67%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
15 years ended 8/31/02                                155.79%       167.90%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Life of Fund                                          162.03%       174.44%        47.18%         47.18%        51.46%        51.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Tax-Free Minnesota Intermediate Fund(1)
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 months ended 8/31/02                                  0.45%         3.32%         1.10%          3.10%         2.10%         3.10%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
6 months ended 8/31/02                                  1.02%         3.89%         1.54%          3.54%         2.44%         3.44%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
9 months ended 8/31/02                                  2.90%         5.84%         3.26%          5.26%         4.27%         5.27%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
1 year ended 8/31/02                                    3.41%         6.34%         3.43%          5.43%         4.44%         5.44%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 years ended 8/31/02                                  14.26%        17.49%        13.51%         14.51%        14.61%        14.61%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
5 years ended 8/31/02                                  20.98%        24.37%        19.39%         19.39%        19.28%        19.28%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
10 years ended 8/31/02                                 55.65%        60.11%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
15 years ended 8/31/02                                114.47%       120.54%           N/A            N/A           N/A           N/A
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Life of Fund                                          145.94%       152.83%        30.87%         30.87%        39.41%        39.41%
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Minnesota High-Yield Municipal Bond Fund(1)
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 months ended 8/31/02                                 -1.29%         3.35%        -0.74%          3.26%         2.26%         3.26%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
6 months ended 8/31/02                                 -0.02%         4.66%         0.36%          4.36%         3.36%         4.36%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
9 months ended 8/31/02                                  1.42%         6.18%         1.67%          5.67%         4.67%         5.67%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
1 year ended 8/31/02                                    1.90%         6.74%         2.03%          6.03%         5.03%         6.03%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
3 years ended 8/31/02                                  11.32%        16.55%        11.85%         14.05%        14.05%        14.05%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
5 years ended 8/31/02                                  22.56%        28.36%        22.22%         23.66%        23.79%        23.79%
------------------------------------------------ ------------- ------------- ------------- -------------- ------------- ------------
Life of Fund                                           37.18%        43.63%        40.14%         40.14%        37.31%        37.31%
------------------------------------------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For the Tax-Free Minnesota Intermediate Fund, the CDSC schedule for Class B Shares will be changed to: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using the new schedules.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

                                                      Cumulative Total Return
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B       Class B        Class C       Class C
                                                Class A       Class A        Shares        Shares        Shares         Shares
                                                Shares         Shares      (including    (excluding    (including     (excluding
                                              (at offer)(2)   (at NAV)       CDSC)(3)      CDSC)         CDSC)(4)        CDSC)
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Tax-Free Missouri Insured Fund(1)
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 months ended  8/31/02                             -1.20%         3.48%        -0.71%         3.29%          2.18%         3.18%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
6 months ended  8/31/02                             -0.92%         3.73%        -0.56%         3.44%          2.34%         3.34%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
9 months ended 8/31/02                               0.87%         5.63%         1.05%         5.05%          4.03%         5.03%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
1 year ended 8/31/02                                 0.60%         5.38%         0.70%         4.70%          3.68%         4.68%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 years ended 8/31/02                               15.02%        20.47%        15.56%        17.81%         17.77%        17.77%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
5 years ended 8/31/02                               23.87%        29.75%        23.49%        24.99%         25.07%        25.07%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Life of Fund                                        69.65%        77.64%        50.11%        50.11%         36.65%        36.65%
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Tax-Free New York Fund(1)
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 months ended 8/31/02                              -1.16%         3.54%        -0.65%         3.35%          2.35%         3.35%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
6 months ended 8/31/02                              -0.57%         4.12%        -0.17%         3.83%          2.74%         3.74%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
9 months ended 8/31/02                               1.50%         6.33%         1.73%         5.73%          4.64%         5.64%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
1 year ended 8/31/02                                 0.23%         4.98%         0.30%         4.30%          3.20%         4.20%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 years ended 8/31/02                               16.92%        22.49%        17.66%        19.91%         19.81%        19.81%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
5 years ended 8/31/02                               22.39%        28.12%        22.13%        23.59%         23.49%        23.49%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
10 years ended 8/31/02                              59.42%        66.96%           N/A           N/A            N/A           N/A
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Life of Fund                                       147.46%       159.08%        45.58%        45.58%         36.21%        36.21%
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Tax-Free Oregon Insured Fund(1)
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 months ended 8/31/02                              -1.32%         3.38%        -0.82%         3.18%          2.17%         3.17%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
6 months ended 8/31/02                              -0.81%         3.87%        -0.42%         3.58%          2.57%         3.57%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
9 months ended 8/31/02                               1.35%         6.09%         1.59%         5.59%          4.48%         5.48%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
1 year ended 8/31/02                                 0.70%         5.41%         0.73%         4.73%          3.62%         4.62%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
3 years ended 8/31/02                               17.88%        23.41%        18.52%        20.77%         20.74%        20.74%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
5 years ended 8/31/02                               26.09%        31.99%        25.75%        27.25%         27.21%        27.21%
-------------------------------------------- -------------- ------------- ------------- ------------- -------------- -------------
Life of Fund                                        55.98%        63.32%        51.83%        51.83%         44.82%        44.82%
----------------------------------------------------------------------------------------------------------------------------------

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers are calculated using 4.50% as the applicable sales charge for all time periods.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
4 Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other funds in the Delaware Investments family, investment disciplines employed in seeking the objectives of the Funds and of the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval - for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Investing by Electronic Fund Transfer - Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the same time period.

                                            Price               Number
                      Investment             Per              of Shares
                        Amount              Share             Purchased

      Month 1             $100               $10.00               10
      Month 2             $100               $12.50                8
      Month 3             $100                $5.00               20
      Month 4             $100               $10.00               10
      ---------------------------------------------------------------------
                          $400               $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

        The Funds select brokers, dealers and banks to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

        During the fiscal years ended August 31, 2000, 2001 and 2002, no brokerage commissions were paid by the Funds.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During the fiscal year ended August 31, 2002, there were no portfolio transactions of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the NASD Regulation, Inc. ("NASDR(SM)"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        Each Fund anticipates that its portfolio turnover rate will generally be less than 100%. However, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates. In investing for liberal current income, a Fund may hold securities for any period of time or dispose of securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Funds may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

        The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by that Fund, during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by such Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

        A Fund's portfolio turnover will be increased if that Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

        The portfolio turnover rates for each Fund for the past two fiscal periods were as follows:

--------------------------------------------------------------------------------
Fund                                                            2002       2001
---------------------------------------------------------- ---------- ----------
Tax-Free Arizona Fund                                           111%       108%
---------------------------------------------------------- ---------- ----------
Tax-Free Arizona Insured Fund                                    46%        45%
---------------------------------------------------------- ---------- ----------
Tax-Free California Fund                                         93%       130%
---------------------------------------------------------- ---------- ----------
Tax-Free California Insured Fund                                111%       162%
---------------------------------------------------------- ---------- ----------
Tax-Free Colorado Fund                                           36%        64%
---------------------------------------------------------- ---------- ----------
Tax-Free Florida Fund                                            57%        40%
---------------------------------------------------------- ---------- ----------
Tax-Free Florida Insured Fund                                    46%        12%
---------------------------------------------------------- ---------- ----------
Tax-Free Idaho Fund                                              11%        14%
---------------------------------------------------------- ---------- ----------
Tax-Free Minnesota Fund                                          13%        14%
---------------------------------------------------------- ---------- ----------
Tax-Free Minnesota Insured Fund                                  15%         7%
---------------------------------------------------------- ---------- ----------
Tax-Free Minnesota Intermediate Fund                             35%        24%
---------------------------------------------------------- ---------- ----------
Minnesota High-Yield Municipal Bond Fund                         33%        13%
---------------------------------------------------------- ---------- ----------
Tax-Free Missouri Insured Fund                                   23%        14%
---------------------------------------------------------- ---------- ----------
Tax-Free New York Fund                                           43%        27%
---------------------------------------------------------- ---------- ----------
Tax-Free Oregon Insured Fund                                     20%        28%
--------------------------------------------------------------------------------

PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

        The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors or trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $100,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASDR(SM) has adopted amendments to its Conduct Rules relating to investment company sales charges. The Funds and the Distributor intend to operate in compliance with these rules.

        Class A Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 4.50%. Class A Shares of Tax-Free Minnesota Intermediate Fund are also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. Lower sales charges apply for larger purchases. See the table in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class B Shares of Tax-Free Minnesota Intermediate Fund are purchased at net asset value and are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and (iii) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. Class B Shares of Tax-Free Minnesota Intermediate Fund will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

        Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

        See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
        The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
        Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the tables in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
        As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

        During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Minnesota Intermediate Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund held for more than six years and Class B Shares of Tax-Free Minnesota Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.



        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Tax-Free Minnesota Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund and approximately five years after purchase for Tax-Free Minnesota Intermediate Fund and, if Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are redeemed within six years of purchase and Class B Shares of Tax-Free Minnesota Intermediate Fund are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Tax-Free Funds' Class B Shares, Insured Funds' Class B Shares and Minnesota High-Yield Fund's Class C Shares CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Tax-Free Minnesota Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.
         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1
        Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A Shares, Class B Shares and Class C Shares of the Funds have a separate distribution plan under Rule 12b-1 (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. Such shares are not included in calculating the Plans' fees.

        The Plans permit the Funds, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, each Fund may make payments out of the assets of the respective Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

        The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.25% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Each Fund's Board of Trustees may reduce these amounts at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of the Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

The following tables show the amounts paid under each Class' 12b-1 Plan for the fiscal year ended August 31, 2002:

----------------------------------------------------------------------------------------------------------------------
                                         Annual/                                Interest on    Salary &
                                          Semi-               Broker   Dealer     Broker      Commission   Promotional
                                          Annual    Broker    Sales    Service     Sales          to         Broker
                             Advertising Reports    Trails   Charges   Expenses   Charges    Wholesalers    Meetings
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Arizona
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                             --        --   $57,567        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $23,288   $53,468       --      $16,655            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                             --        --   $23,414    $9,024       --         $820            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Arizona Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $3,680    $2,887   $252,251       --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $27,002   $65,061       --      $19,230            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                           $130      $191    $6,794   $25,526       --       $2,598            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free California
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                            $35      $274   $59,676        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $35,516   $80,573       --      $27,510            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                           $197      $268   $34,860    $7,081       --       $1,869            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free California Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                           $207      $582   $66,825        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                           $226      $272   $20,104   $40,127       --       $5,998            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $11       $65    $1,328    $4,176       --         $339            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Colorado
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $8,256    $6,308   $597,448       --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $35,852   $85,399       --      $22,432            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                           $161      $190   $31,333   $14,464       --       $1,636            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Florida
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                             --        --   $26,306        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                           $122      $428   $11,616   $26,822       --       $4,661            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                             $9       $38    $4,603      $158       --         $488            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Florida Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $2,777    $7,160   $166,436       --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                           $126      $440   $10,786   $28,135       --       $5,036            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                             --        --      $504    $1,032       --         $933            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Idaho
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                           $107      $673   $98,840        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                            $48      $427   $33,422   $84,339       --      $15,678            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                           $107      $341   $32,925   $13,549       --         $527            --          --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------


                             Promotional Prospectus            Wholesaler
                               Other     Printing   Telephone   Expenses    Other      Total
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Arizona
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                             --         --         --          --        --    $57,567
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --    $93,411
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                             --         --         --          --        --    $33,258
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Arizona Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                        $27,428     $1,725         --    $110,027        --   $397,998
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $111,293
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $808        $40         --     $13,394        --    $49,481
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free California
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                            $38        $72         --         $50        --    $60,145
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $143,599
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                         $1,410        $81         --     $20,627        --    $66,393
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free California Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                           $115       $272         --        $217        --    $68,218
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                         $1,971       $110         --     $17,300        --    $86,108
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $143        $16         --        $102        --     $7,180
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Colorado
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                        $55,315     $3,858         --    $131,268        --   $802,453
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $143,683
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                         $1,073        $64         --     $15,013        --    $63,934
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Florida
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                             --         --         --          --        --    $26,306
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                           $840       $113         --      $1,859        --    $46,461
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                            $87        $16         --         $74        --     $5,473
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Florida Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                        $20,638     $1,293         --     $68,864        --   $267,168
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                           $593        $62         --      $3,005        --    $48,183
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                             --         --         --          --        --     $2,469
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Idaho
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                           $115        $21         --        $115        --    $99,871
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                            $23        $61         --        $161        --   $134,159
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $977        $47         --     $12,961        --    $61,434
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                         Annual/                                Interest on    Salary &
                                          Semi-               Broker   Dealer     Broker      Commission   Promotional
                                          Annual    Broker    Sales    Service     Sales          to          Broker
                             Advertising Reports    Trails   Charges   Expenses   Charges     Wholesalers    Meetings
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Minnesota
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $9,324    $7,705   $803,428       --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $40,220   $98,585       --      $23,815            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                           $110      $128   $46,726    $8,029       --       $1,242            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Minnesota Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $5,565    $5,315   $568,604       --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $32,249   $78,877       --      $18,371            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $71       $81   $28,491   $11,544       --       $1,210            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Minnesota
Intermediate
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $1,026    $1,103   $68,030        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                            $59      $160    $3,385    $8,175       --       $1,501            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $36       $45   $20,144    $8,843       --         $853            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Minnesota High-Yield
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                           $143      $415   $82,657        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $31,718   $72,361       --      $22,797            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $85      $114   $54,667    $6,054       --         $801            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Missouri Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                         $1,079    $2,697   $77,645        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                           $248      $555   $22,085   $58,359       --       $5,192            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $23      $171    $3,277    $1,660       --         $428            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free New York
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                             --      $125   $24,885        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                            $51      $178    $6,808   $14,823       --       $4,489            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $29      $223    $1,907    $2,248       --       $1,207            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------

---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Tax-Free Oregon Insured
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class A                           $502    $1,151   $54,251        --       --           --            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class B                             --        --   $18,927   $49,298       --      $11,778            --          --
---------------------------- ----------- --------- --------- --------- -------- ------------ ------------- -----------
Class C                            $28      $122   $12,386    $6,257       --         $726            --          --
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------


                              Promotional Prospectus           Wholesaler
                                 Other     Printing Telephone   Expenses    Other     Total
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Minnesota
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                        $33,144     $4,676         --     $23,360        --   $881,637
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $162,620
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                         $1,004        $54         --      $7,215        --    $64,508
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Minnesota Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                         $3,869     $1,886         --      $2,857        --   $588,096
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $129,497
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $589        $87         --      $5,654        --    $47,727
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Minnesota
Intermediate
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                         $1,439       $421         --        $668        --    $72,687
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                           $541        $28         --      $8,515        --    $22,364
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $372        $26         --      $6,144        --    $36,463
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Minnesota High-Yield
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                            $81        $30         --         $82        --    $83,408
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --   $126,876
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $855        $56         --      $6,697        --    $69,329
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Missouri Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                         $5,090       $525         --     $15,220        --   $102,256
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                         $1,072       $139         --      $6,159        --    $93,809
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $211         $8         --      $3,526        --     $9,304
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free New York
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                            $18         --         --         $26        --    $25,054
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                           $307        $12         --        $718        --    $27,386
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $242        $22         --      $5,545        --    $11,423
---------------------------- ----------- ---------- ---------- ----------- --------- ----------

---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Tax-Free Oregon Insured
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class A                         $1,577        $54         --      $1,120        --    $58,655
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class B                             --         --         --          --        --    $80,003
---------------------------- ----------- ---------- ---------- ----------- --------- ----------
Class C                           $261        $17         --       $3,95        --    $23,492
-----------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, Trustees/Directors and employees of each Fund, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Funds at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Funds may reasonably require to establish eligibility for purchase at net asset value.

         Each Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

Combined Purchases Privilege
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. Using the Tax-Free Funds as an example, if any such purchaser has previously purchased and still holds shares of Class A Shares of those Funds and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of a Tax-Free Fund, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges in the Prospectus for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.


INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge, service fee, CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse such Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.

MoneyLine(SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund or its agent. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. In determining a Fund's total net assets, certain portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Funds.

         In addition, when determining a Fund's total net assets, certain portfolio securities, except for bonds, which are primarily listed or traded on a national or foreign securities exchange are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the particular Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of each fund. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain other authorized persons less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m. Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares of Tax-Free Minnesota Intermediate Fund are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and
(iii) 0% thereafter. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Tax-Free Funds B Class, Insured Funds B Class or Minnesota High-Yield Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.

Written Redemption
         You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption - Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption - Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member

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

of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts
         Right to Refuse Timing Accounts - With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

         Redemption of Timing Accounts - Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

         Restrictions on Timed Exchanges - Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         A Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.


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

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
         Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of the Tax-Free Funds and Insured Funds are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Tax-Free Minnesota Intermediate Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period (one year holding period with respect to Tax-Free Minnesota Intermediate Fund. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
         Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares -- The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

         Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares -- The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.

DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of that Fund's net investment income on a daily basis. Dividends are declared each day the Funds are open and cash dividends are paid monthly. Net investment income earned on days when each Fund is not open will be declared as a dividend on the next business day. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of such Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund anticipates that most of its dividends paid to shareholders will be exempt from federal income taxes. See Taxes.

TAXES

         Under the Code, all or a portion of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each of the Funds, will not be deductible by a shareholder. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

         Each Fund's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax exempt interest on their tax returns.

         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of such Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gain) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which a Fund has paid corporate-level tax is considered to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

         Under a special provision of the Revenue Reconciliation Act of 1993, all or a portion of the gain that a Fund realizes on the sale of a Tax Exempt Obligation that it purchased at a market discount may have to be treated as ordinary income rather than capital gain.

         For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

         For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Liability for AMT will depend on each shareholder's individual tax situation.

         The Code imposes requirements on certain tax exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a bond in any Fund's portfolio lost its exempt status, such Fund would make every effort to dispose of such investment on terms that are not detrimental to that Fund.

         Gain or loss on options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system" and such gain or loss is recognized for tax purposes. The gain or loss from such options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such options will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system."

         Each Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gains or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the share sold and added to your tax basis for the new shares.

Arizona State Taxation
       Exempt interest dividends from the Arizona Funds that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Arizona and its political subdivisions and
(ii) obligations of United States possessions that are exempt from state taxation under federal law, are excluded from taxable income for Arizona income tax purposes to the same extent as the interest income would be excluded from taxable income for Arizona income tax purposes if such obligations were directly held by a shareholder.

California State Taxation
       Shareholders of the California Funds that are individuals may exclude from taxable income for purposes of the California Personal Income Tax dividends received from the California Funds that are properly designated by the California Funds in a written notice mailed to the shareholders as California exempt interest dividends. The portion of the California Funds' dividends designated as California exempt interest dividends may not exceed the amount of interest the California Funds receive during their taxable year on obligations the interest on which, if held by an individual, is exempt from taxation by the State of California, reduced by certain non-deductible expenses. The California Funds may designate California exempt interest dividends only if the California Funds qualify as regulated investment companies under the Code, and if, at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which, when held by an individual, is exempt from taxation by the State of California. Distributions from the California Funds, including California exempt interest dividends, received by shareholders subject to the California Bank and Corporation Tax Law may be subject to the California tax.

Colorado State Taxation
       Exempt interest dividends from the Colorado Funds that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980, (ii) obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the laws of the State of Colorado authorizing the issuance of such obligations and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Colorado on individuals and corporations.

Florida State Taxation
       Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, at least 90% of the net asset value of the assets of the Florida Funds consist of obligations of the U. S. government and its agencies and territories that are exempt from state taxation under federal law, obligations of the State of Florida and its municipalities, counties and other taxing districts or other assets exempt from the Florida intangible property tax. If more than 10% of the net asset value of the assets of the Florida Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Florida Funds are subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Florida Funds were to invest in non-exempt securities, each Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce the Florida Funds' investment return and might, in extraordinary circumstances, eliminate any investment gains the Florida Funds had achieved by investing in non-exempt assets during the year. Florida does impose an income tax on corporations and certain other entities, and distributions from the Florida Funds may be subject to this income tax.

Idaho State Taxation
       The Idaho Fund has received a ruling from the Idaho Department of Revenue dated December 13, 1994 to the effect that dividends paid by a fund such as the Idaho Fund that are attributable to (a) interest earned on bonds issued by the State of Idaho, its cities and political subdivisions, and (b) interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law, are not included in the income of Idaho Fund shareholders subject to either the Idaho personal income tax or the Idaho corporate income tax.

Minnesota State Taxation
       Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends that is derived from interest income on Minnesota Tax-Exempt Obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by all Minnesota Funds. Exempt interest dividends that are excluded from Minnesota taxable net income but that are treated as an item of tax preference for purposes of the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations when received by shareholders subject to such tax.

       In 1995, the Minnesota Legislature passed a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is subject to tax. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Minnesota Funds cannot predict the likelihood that interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision.

Missouri State Taxation
       Exempt interest dividends from the Missouri Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Missouri or any of its political subdivisions or authorities or (ii) obligations of territories and possessions of the United States that are exempt from state taxation under federal law, as designated by the Missouri Fund in an annual notice mailed to shareholders, are not included in taxable income for purposes of the Missouri income tax imposed on individuals, trusts, estates and certain corporations (not including banking institutions, credit institutions, credit unions and savings and loan associations.) Distributions from the Missouri Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

New York State and City Taxation
       Exempt interest dividends from the New York Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of New York or its political subdivisions and
(ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income taxes imposed by the State of New York and New York City on resident individuals, estates and trusts. Dividends from the New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when received by shareholders subject to such taxes.

Oregon State Taxation
       Exempt interest dividends from the Oregon Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Oregon or its political subdivisions and (ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for the purposes of the income tax imposed by the State of Oregon on individuals. Distributions from the Oregon Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

         The foregoing discussion relates to federal and state taxation as of the date of this Part B. Distributions from the Funds, including exempt-interest dividends, may be subject to tax in other states. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company (the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the its Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 2002, the Manager and its affiliates were supervising in the aggregate more than $84 billion in assets in the various insurance ($38,316,925,000), institutional or separately managed (approximately $25,786,582,000) and investment company (approximately $19,921,495,000) accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The current Investment Management Agreement for each Fund is dated and was approved by Shareholders as follows:


---------------------------------------------------------------------------------------------------------
Fund                                                    Agreement Date        Approved by Shareholders
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Arizona Fund                                  November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Arizona Insured Fund                          November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free California Fund                               November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free California Insured Fund                       January 1, 1999            November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Colorado Fund                                 November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Florida Fund                                  January 1, 1999            December 4, 1998
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Florida Insured Fund                          January 1, 1999            December 4, 1998
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Idaho Fund                                    November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Minnesota Fund                                November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Minnesota Insured Fund                        November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Minnesota Intermediate Fund                   November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Minnesota High-Yield Fund                               April 1, 1999              March 17, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Missouri Insured Fund                         January 1, 1999            December 4, 1998
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free New York Fund                                 November 1, 1999           November 1, 1999
--------------------------------------------------- ----------------------- -----------------------------
Tax-Free Oregon Insured Fund                           January 1, 1999            December 4, 1998
---------------------------------------------------------------------------------------------------------

         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Funds or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         Under each Fund's current Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

---------------------------------------------------------------------------------------------------
Fund                                             As a percentage of average daily net assets
------------------------------------------------ --------------------------------------------------
Tax-Free Arizona Insured Fund
Tax-Free California Insured Fund                 0.50% on the first $500 million;
Tax-Free Florida Insured Fund                    0.475% on the next $500 million;
Tax-Free Minnesota Insured Fund                  0.45% on the next $1.5 billion;
Tax-Free Minnesota Intermediate Fund             0.425% on assets in excess of $2.5 billion
Tax-Free Missouri Insured Fund
Tax-Free Oregon Insured Fund
------------------------------------------------ --------------------------------------------------
Tax-Free Arizona Fund
Tax-Free California Fund
Tax-Free Colorado Fund                           0.55% on the first $500 million;
Tax-Free Florida Fund                            0.50% on the next $500 million;
Tax-Free Idaho Fund                              0.45% on the next $1.5 billion;
Tax-Free Minnesota Fund                          0.425% on assets in excess of $2.5 billion
Tax-Free New York Fund
Minnesota High-Yield Fund
---------------------------------------------------------------------------------------------------

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Trustees. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. Lincoln National, headquartered in Philadelphia, PA, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. On February 14, 1997, new advisory agreements with the Manager on behalf of the Florida Funds and Tax-Free New York Fund and with Voyageur on behalf of the other Funds were unanimously approved by each Fund's respective board at a meeting held in person, and each such board called a shareholder meeting to approve these agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment management agreement to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for these other Funds.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, was retained as investment manager of the Florida Funds and Tax-Free New York Fund and Voyageur was retained as investment manager for the other Funds. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

         In connection with the merger transaction described above, the Manager agreed for a period of two years ending on April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by each Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) did not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of that Fund. This agreement replaced a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through October 31, 2003.

Tax-Free Arizona  Fund                  0.50%      Tax-Free Idaho Fund                        0.75%
Tax-Free Arizona Insured Fund           0.70%      Tax-Free Minnesota Fund                    0.75%
Tax-Free California Fund                0.25%      Tax-Free Minnesota Insured Fund            0.75%
Tax-Free California Insured Fund        0.75%      Tax-Free Minnesota Intermediate Fund       0.75%
Tax-Free Colorado Fund                  0.75%      Minnesota High-Yield Municipal Bond Fund   0.50%
Tax-Free Florida Fund                   0.50%      Tax-Free New York Fund                     0.25%
Tax-Free Florida Insured Fund           0.65%      Tax-Free Oregon Insured Fund               0.60%

         On August 31, 2002, the total net assets of each Fund were as follows:

Tax-Free Arizona Fund                      $41,848,475     Tax-Free Minnesota Fund                       $381,245,789
Tax-Free Arizona Insured Fund             $163,216,031     Tax-Free Minnesota Insured Fund               $260,187,841
Tax-Free California Fund                   $45,924,433     Tax-Free Minnesota Intermediate Fund           $58,772,618
Tax-Free California Insured Fund           $39,717,843     Minnesota High-Yield Municipal Bond Fund       $56,084,928
Tax-Free Colorado Fund                    $337,612,410     Tax-Free Missouri Insured Fund                 $53,114,606
Tax-Free Florida Fund                      $16,306,497     Tax-Free New York Fund                         $13,956,247
Tax-Free Florida Insured Fund             $111,556,597     Tax-Free Oregon Insured Fund                   $36,823,360
Tax-Free Idaho Fund                        $69,745,391

         The Manager makes and implements all investment decisions on behalf of the Funds. The Funds pay all of their other expenses. Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager during the periods indicated.

----------------------------------------------------------------------------------------------------
                                                 Investment        Investment        Fees Waived
                                               Advisory Fees     Advisory Fees      and Expenses
                                                  Incurred            Paid              Paid
--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Arizona Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $203,495          $118,902            $84,593
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $122,140           $64,455            $57,685
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $123,690           $53,068            $70,622
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $113,916            $5,972           $107,944
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Arizona Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $784,443          $784,443               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $741,285          $713,864            $27,421
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $783,612          $735,035            $48,577
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $918,346          $918,346               None
----------------------------------------------------------------------------------------------------





--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free California Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $246,592           $34,751           $211,841
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $248,732           $29,304           $219,428
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $223,821            $3,198           $220,623
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $177,540              None           $216,947
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free California Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $184,785          $184,785               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $158,170          $158,170               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $151,118          $123,886            $27,232
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $175,920          $136,887            $39,033
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Colorado Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                  $1,843,472        $1,843,472               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                  $1,769,634        $1,735,041            $34,593
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                  $1,798,384        $1,673,637           $124,747
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                  $1,927,364        $1,927,364               None
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                 Investment        Investment        Fees Waived
                                               Advisory Fees     Advisory Fees      and Expenses
                                                  Incurred            Paid              Paid
--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Florida Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                     $86,524           $37,057            $49,467
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                     $81,566           $49,012            $32,554
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                     $78,749           $29,360            $49,389
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                     $87,289              None            $88,761
--------------------------------------------- ----------------- ----------------- ------------------

----------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $551,355          $450,933           $100,422
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $571,142          $493,596            $77,546
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $603,710          $481,372           $122,338
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $718,482          $718,482               None
--------------------------------------------- ----------------- ----------------- ------------------

----------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $333,403          $311,848            $21,555
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $281,763          $268,128            $13,635
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $281,064          $235,941            $45,123
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $281,574          $260,382            $21,192
--------------------------------------------- ----------------- ----------------- ------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Minnesota Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                  $2,065,839        $2,065,839               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                  $2,080,651        $2,072,719             $7,932
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                  $2,101,379        $1,939,241           $162,138
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                  $2,233,518        $2,233,518               None
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Minnesota Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                  $1,265,260        $1,265,260               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                  $1,264,766        $1,264,766               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                  $1,312,943        $1,303,644             $9,299
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                  $1,488,420        $1,488,420               None
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Minnesota Intermediate Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $273,431          $272,325             $1,106
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $266,871          $251,832            $15,039
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $275,313          $265,076            $10,237
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $270,971          $270,971               None
----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $292,241          $154,221           $138,020
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $292,991          $191,357           $101,634
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $320,427           $92,094           $228,333
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $349,134           $51,212           $297,922
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Missouri Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $257,311          $257,311               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $247,876          $247,876               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $249,477          $249,477               None
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $279,337          $279,337               None
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free New York Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                     $76,580              None            $76,580
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                     $66,308            $6,484            $59,824
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                     $63,685              None            $86,139
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                     $62,067              None            $62,995
----------------------------------------------------------------------------------------------------

--------------------------------------------- ----------------- ----------------- ------------------
Tax-Free Oregon Insured Fund
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/01-8/31/02                    $170,663          $118,837            $51,826
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/00-8/31/01                    $158,640          $113,545            $45,095
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/99-8/31/00                    $167,234          $115,075            $52,159
--------------------------------------------- ----------------- ----------------- ------------------
               9/1/98-8/31/99                    $181,007          $103,132            $77,875
----------------------------------------------------------------------------------------------------

         Set forth below is information regarding the amount of transfer agent fees and accounting services fee paid by each Fund to Delaware Service Company, Inc. during the fiscal year ended August 31, 2002.

----------------------------------------------------------------------------------------------------
                                                 Transfer Agent Fees     Accounting Services Fees
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Arizona Fund                                $168,220                     $148,430
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Arizona Insured Fund                        $312,060                      $42,447
--------------------------------------------- ------------------------- ----------------------------
Tax-Free California Fund                              $58,040                       $6,944
--------------------------------------------- ------------------------- ----------------------------
Tax-Free California Insured Fund                      $49,333                       $6,985
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Colorado Fund                               $356,142                      $48,816
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Florida Fund                                 $12,759                       $6,815
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Florida Insured Fund                         $89,111                      $47,750
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Idaho Fund                                   $38,627                      $26,284
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Minnesota Fund                              $265,800                     $162,577
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Minnesota Insured Fund                      $196,978                     $109,545
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Minnesota Intermediate Fund                  $45,834                      $22,515
--------------------------------------------- ------------------------- ----------------------------
Minnesota High-Yield Municipal Bond Fund              $46,163                      $23,005
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Missouri Insured Fund                        $37,785                      $22,100
--------------------------------------------- ------------------------- ----------------------------
Tax-Free New York Fund                                $15,374                       $6,027
--------------------------------------------- ------------------------- ----------------------------
Tax-Free Oregon Insured Fund                          $27,220                      $14,650
----------------------------------------------------------------------------------------------------

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
       The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such Class. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

-------------------------------------------------------------------------------------------------------------
 Aggregate Value of Wholesaler Product Sales                           Compensation Paid to LFD
              in Calendar Year                                  (% of NAV of Fund shares sold by LFD)
----------------------------------------------------------- -------------------------------------------------
$3.75 billion or less                                                            0.45%
----------------------------------------------------------- -------------------------------------------------
More than $3.75 billion, but less than $4.5 billion                              0.50%
----------------------------------------------------------- -------------------------------------------------
$4.5 billion and above                                                           0.55%
-------------------------------------------------------------------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

       The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.

       The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

       The business and affairs of the Funds are managed under the direction of its Board of Trustees.

       Certain Officers and Trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. As of October 31, 2002, the Officers and Trustees of each investment company, as a group, owned less than 1% of the outstanding shares of each class of the Funds.

       As of October 31, 2002, management believes the following accounts held 5% or more of a Class of shares of a Fund. The Funds have no knowledge of beneficial ownership.

---------------------------------------------------------------------------------------------------------------------------------
Class                                 Name and Address of Account                                 Share Amount        Percentage
------------------------------------- ------------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Arizona Fund        Merrill Lynch, Pierce, Fenner & Smith                        317,897.790            12.64%
Class A Shares                        For the Sole Benefit of Its Customers
                                      Attn:  Fund Administration SEC#97HD1
                                      4800 Deer Lake Drive East, Second Floor
                                      Jacksonville, FL 32246-6484
                                      ------------------------------------------------------- ----------------- -----------------
                                      RBC Dain Rauscher                                            290,494.410            11.55%
                                      For the Benefit Of
                                      Gaylord Rubin & Beverly Rubin CO-TTEES
                                      Gaylord & Beverly Rubin Family Trust
                                      6580 North Praying Monk Road
                                      Paradise Valley, AZ 85253-4085
                                      ------------------------------------------------------- ----------------- -----------------
                                      Edwin W. Sowalskie TTEE &                                    162,044.480             6.44%
                                      Mildred Sowalski TTEE
                                      Sowalskie Trust UA DTD 03/30/1993
                                      14202 North Bolivar Drive
                                      Sun City, AZ 85351-2939
------------------------------------- ------------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Arizona Fund        Norma Schubert                                                32,825.820             7.70%
Class C Shares                        4639 East Mulberry Street
                                      Phoenix, AZ 85018-6543
                                      ------------------------------------------------------- ----------------- -----------------
                                      Wells Fargo Investments LLC                                   29,742.100             6.98%
                                      Account 5273-9816
                                      608 2nd Avenue South, 8th Floor
                                      Minneapolis, MN 55402-1916
                                      ------------------------------------------------------- ----------------- -----------------
                                      Ronald W. Bowden and Cheryl Bowden TTEES                      28,552.870             6.70%
                                      Ronald W. & Cheryl L. Bowden Trust DTD 9-28-99
                                      P.O. Box 1101
                                      Yarnell, AZ  85362-1101
                                      ------------------------------------------------------- ----------------- -----------------
                                      Donaldson Lufkin Jenrette Securities Corporation Inc.         24,555.380             5.76%
                                      PO Box 2052
                                      Jersey City, NJ 07303-2052
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Arizona Insured Fund    Merrill Lynch, Pierce, Fenner & Smith                    843,766.250             6.98%
Class A Shares                            For the Sole Benefit of Its Customers
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Arizona Insured Fund    Merrill Lynch, Pierce, Fenner & Smith                    137,128.620            11.15%
Class B Shares                            For the Sole Benefit of Its Customers SEC#97GC9
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Arizona Insured Fund    Wells Fargo Investments LLC                               50,316.030             6.42%
Class C Shares                            Account 7506-7077
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
                                          --------------------------------------------------- ----------------- -----------------
                                          Wells Fargo Investments LLC                               44,673.870             5.70%
                                          Account 5680-5743
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Fund         Merrill Lynch, Pierce, Fenner & Smith                    569,977.320            24.32%
Class A Shares                            For the Sole Benefit of Its Customers SEC#97GD4
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          LPL Financial Services                                   201,589.280             8.60%
                                          Account 2825-2295
                                          9785 Towne Centre Drive
                                          San Diego, CA 92121-1968
                                          --------------------------------------------------- ----------------- -----------------
                                          NFSC FEBO # STL-692921                                   180,872.150             7.71%
                                          Margaret R. Peterson TTEE
                                          Survivors Trust Under the Peterson Family Trust
                                          U/A 8/2/88
                                          539 East Walnut
                                          Burbank, CA 91501-1723
                                          --------------------------------------------------- ----------------- -----------------
                                          Edward J. Feduniw & Ellen E. Feduniw JTRS                160,284.950             6.83%
                                          PO Box 93
                                          Alta Loma, CA 91701-0093
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Fund         Merrill Lynch, Pierce, Fenner & Smith                     83,955.800             6.01%
Class B Shares                            For the Sole Benefit of Its Customers SEC#97GD2
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Fund         Merrill Lynch, Pierce, Fenner & Smith                    121,308.840            19.65%
Class C Shares                            For the Sole Benefit of its Customers
                                          Attn:  Fund Administration SEC#97MF7
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          Raymond James & Associates, Inc.                          70,679.960            11.45%
                                          For the Benefit of
                                          Pestana Ernest BIN# 81043467
                                          880 Carillon Parkway
                                          St. Petersburg, FL 33716-1100
                                          --------------------------------------------------- ----------------- -----------------
                                          Raymond James & Associates, Inc.                          37,492.790             6.07%
                                          For the Benefit of
                                          Pestana Trust BIN# 80665160
                                          880 Carillon Parkway
                                          St. Petersburg, FL 33716-1100
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Insured      NFSC FEBO # STL-692921                                   272,325.810            10.10%
Fund Class A Shares                       Margaret R. Peterson TTEE
                                          Survivors Trust Under the Peterson Family Trust
                                          U/A 8/2/88
                                          539 East Walnut
                                          Burbank, CA 91501-1723
                                          --------------------------------------------------- ----------------- -----------------
                                          Raymond James & Associates, Inc.                         160,966.430             5.97%
                                          For the Benefit of
                                          Pestana Ernest BIN# 81086471
                                          880 Carillon Parkway
                                          St. Petersburg, FL 33716-1100
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Insured      Merrill Lynch, Pierce, Fenner & Smith                    119,738,580            14.20%
Fund Class B Shares                       For the Sole Benefit of its Customers
                                          Attn:  Fund Administration SEC#97DT0
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL  32246
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free California Insured      Raymond James & Associates, Inc.                          39,628.620            33.82%
Fund Class C Shares                       For the Benefit of
                                          Pestana Ernest BIN# 81211366
                                          880 Carillon Parkway
                                          St. Petersburg, FL 33716-1100
                                          --------------------------------------------------- ----------------- -----------------
                                          Wells Fargo Investments LLC                               13,498.310            11.52%
                                          Account 8039-6103
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
                                          --------------------------------------------------- ----------------- -----------------
                                          Salomon Smith Barney, Inc.                                 9,850.800             8.40%
                                          00156D00933
                                          333 West 34th Street, 3rd Floor
                                          New York, NY 10001-2483
                                          --------------------------------------------------- ----------------- -----------------
                                          Wells Fargo Investments LLC                                9,328,360             7.96%
                                          Account 5153-8980
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
                                          --------------------------------------------------- ----------------- -----------------
                                          Wells Fargo Investments LLC                                7,633.590             6.51%
                                          Account 2017-5823
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
                                          --------------------------------------------------- ----------------- -----------------
                                          Wells Fargo Investments LLC                                6,738.330             5.75%
                                          Account 2073-5270
                                          608 2nd Avenue, South Floor 8
                                          Minneapolis, MN 55402-1916
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Colorado Fund           Merrill Lynch, Pierce, Fenner & Smith                     99,437.660             7.44%
Class B Shares                            For the Sole Benefit of its Customers
                                          Attn:  Fund Administration SEC#97GC7
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL  32246
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Colorado Fund           Merrill Lynch, Pierce, Fenner & Smith                     45,556.390             6.28%
Class C Shares                            For the Sole Benefit of its Customers
                                          Attn:  Fund Administration SEC#97EA6
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL  32246
                                          --------------------------------------------------- ----------------- -----------------
                                          McDonald Investments Inc.                                 41,914.360             5.77%
                                          For the Benefit Of 63055888
                                          4900 Tiedeman Road
                                          Brooklyn, OH 44144-2338
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Fund            Robin Melva Anderson                                     102,324.970            10.62%
Class A Shares                            P.O. Box 541
                                          Bronson, FL 32621-0541
                                           --------------------------------------------------- ----------------- -----------------
                                          First Clearing Corporation                                69,093.020             7.17%
                                          A/C 7607-7977
                                          Ronald L. Slivka
                                          Donna J. Slivka JTTEN
                                          5087 Tanglewood Bluff
                                          Grand Blanc, MI 48439-2082
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Fund            Merrill Lynch, Pierce, Fenner & Smith                     61,977.820            13.03%
Class B Shares                            For the Sole Benefit of its Customers SEC#97GC2
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          PaineWebber                                               50,194.570            10.55%
                                          For the Benefit of Judith Goldsmith 2000
                                          Irrevocable Trust DTD 12/27/00
                                          Joyce Pernin, Trustee
                                          5781 Bridleway Circle
                                          Boca Raton, FL 33496-3211
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Fund            Raymond James & Associates, Inc.                          18,621.970            25,81%
Class C Shares                            For the Benefit of
                                          Parmer FW&A Bin# 50100337
                                          880 Carillon Parkway
                                          St. Petersburg, FL 33716-1100
                                          --------------------------------------------------- ----------------- -----------------
                                          Mary J. Manns                                             10,425.550            14.45%
                                          2628 Nantucket Lane
                                          Tallahassee, FL 32308-2246
                                          --------------------------------------------------- ----------------- -----------------
                                          AG Edwards & Sons, Inc.                                   10,050.250            13.93%
                                          For the Benefit of Marjorie Nehlsen TTEE
                                          Majorie Nehlsen Trust
                                          Account 231-021388
                                          1 North Jefferson Avenue
                                          St. Louis. MO 63103-2287
                                          --------------------------------------------------- ----------------- -----------------
                                          Paine Webber                                               9,040.690            12.53%
                                          For the Benefit of William H. Opalka and
                                          Lotte S. Opalka TTEES
                                          William H. Opalka Loving Trust
                                          3825 Ming Tree Drive
                                          New Port Richey, FL 34652
                                          --------------------------------------------------- ----------------- -----------------
                                          Attn: Mutual Funds Department                              7,186.470             9.96%
                                          Fiserv Securities Inc.
                                          FAO 50300256
                                          One Commerce Square
                                          2005 Market Street, Suite 1200
                                          Philadelphia, PA19103-7008
                                          --------------------------------------------------- ----------------- -----------------
                                          AG Edwards & Sons, Inc.                                    4,533.890             6.28%
                                          For the Benefit of Dorothy C. Fisher and Harry F.
                                          Fisher, Jr. TTEES
                                          Account 0037-709964
                                          1 North Jefferson Avenue
                                          St. Louis. MO 63103-2287
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Insured Fund    Merrill Lynch, Pierce, Fenner & Smith                    853,291.680             9.23%
Class A Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration #970G2
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Insured Fund    Merrill Lynch, Pierce, Fenner & Smith                    81,4700.340            17.52%
Class B Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97DT2
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-8464
                                          --------------------------------------------------- ----------------- -----------------
                                          Salomon Smith Barney, Inc.                                24,777.670             5.24%
                                          00171004765
                                          333 West 34th Street, 3rd Floor
                                          New York, NY 10001-2483
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Florida Insured Fund    Merrill Lynch, Pierce, Fenner & Smith                     19,680.020            37.93%
Class C Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97MG0
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          Salomon Smith Barney, Inc.                                10,866.270            20.94%
                                          00121606185
                                          333 West 34th Street, 3rd Floor
                                          New York, NY 10001-2483
                                          --------------------------------------------------- ----------------- -----------------
                                          Salomon Smith Barney, Inc.                                10,866.270            20.94%
                                          00121606329
                                          333 West 34th Street, 3rd Floor
                                          New York, NY 10001-2483
                                          --------------------------------------------------- ----------------- -----------------
                                          PaineWebber                                                4,653.450             8.97%
                                          For the Benefit of Rosalie Mergaman
                                          3821 Environ Blvd., Apt. 105
                                          Lauderhill, FL 33319-4217
                                          --------------------------------------------------- ----------------- -----------------
                                          Patricia Dembitsky                                         3,717.420             7.16%
                                          John Dembitsky JT TEN
                                          7066 Fairview Village
                                          Winter Haven, FL 33881-9508
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Idaho Fund              Merrill Lynch, Pierce, Fenner & Smith                    274,190.400             6.47%
Class A Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97CU2
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Idaho Fund              Merrill Lynch, Pierce, Fenner & Smith                    178,615.380            13.08%
Class B Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration 97GP1
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Idaho Fund              Merrill Lynch, Pierce, Fenner & Smith                    116,389.530            11.30%
Class C Shares                            For the Sole Benefit of its Customers
                                          Attn:  Fund Administration SEC# 97MG3
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
                                          Donald F. Barstad & Mary E. Barstad TTEES                 52,561.100             5.10%
                                          The Donald F. & Mary E. Barstad Revocable Trust
                                          U/A DTD 3-7-95
                                          1728 Upper Mann Creek Road
                                          Weiser, ID 83672-5550
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota Fund          Attn: Fund Administration                              1,585,891.540             5.63%
Class A Shares                            Merrill Lynch, Pierce, Fenner & Smith
                                          For the Sole Benefit of its Customers SEC#97016
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota Fund          Merrill Lynch, Pierce, Fenner & Smith                     87,095.860             6.42%
Class B Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97GD0
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota Fund          Merrill Lynch, Pierce, Fenner & Smith                     81,035.410            12.65%
Class C Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97EA3
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          National Investor Services FBO                            32,222.460             5.03%
                                          360-03187-15
                                          55 Water Street, Floor 32
                                          New York, NY 10041-0028
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota               PaineWebber                                              262,107.360             5.29%
Intermediate Fund Class A Shares          For the Benefit of Stephen M. Watson #2
                                          2801 Benton Blvd.
                                          Minneapolis, MN 55416-4326
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota               Carol J. Arnt TTEE                                        32,817.760            11.34%
Intermediate Fund Class B Shares          Carol J. Arnt Trust DTD 7-10-95
                                          5483 Woodbury Drive
                                          Woodbury, MN 55129-9634
                                          --------------------------------------------------- ----------------- -----------------
                                          NFSC FEBO # U19-176354                                    22,461.820             7.76%
                                          USB
                                          For the Benefit of Ursella Brinkhaus Trust
                                          080006767500
                                          PO Box 1787
                                          Milwaukee, WI 53201-1787
                                          --------------------------------------------------- ----------------- -----------------
                                          USBancorp Piper Jaffray                                   18,835.390             6.51%
                                          Account 1974-3634
                                          800 Nicollet Mall
                                          Minneapolis, MN 55402-7000
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota               Donald Lufkin Jenrette Securities Corporation Inc.        32,572.580             7.98%
Intermediate Fund Class C Shares          P.O. Box 2052
                                          Jersey City, NJ 07303-2052
                                         --------------------------------------------------- ----------------- -----------------
                                          E.R. Dickson                                              26,668.530             6.53%
                                          Rhea Dickson JT TEN
                                          816 1st Street Northwest
                                          Rochester, MN 55902-2954
                                          --------------------------------------------------- ----------------- -----------------
                                          Donald Lufkin Jenrette Securities Corporation Inc.        24,491.590             6.00%
                                          P.O. Box 2052
                                          Jersey City, NJ 07303-2052
                                          --------------------------------------------------- ----------------- -----------------
                                          Merrill Lynch, Pierce, Fenner & Smith                     22,466.840             5.50%
                                          For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97D43
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          USBancorp Piper Jaffray                                   22,003.220             5.39%
                                          Account 4535-1036
                                          800 Nicollet Mall
                                          Minneapolis, MN 55402-7000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Minnesota Insured       Merrill Lynch, Pierce, Fenner & Smith                     52,344.850             8.71%
Fund Class C Shares                       For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97EA4
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          A. Jody Rowland                                           40,404.770             6.72%
                                          15515 46th Avenue North
                                          Plymouth, MN 55446-2122
                                          --------------------------------------------------- ----------------- -----------------
                                          PaineWebber For the Benefit of                            30,291.210             5.04%
                                          Leo E. Fox and Arnold Divine TTEES
                                          Constance B. Fox REV TRUST
                                          U/A 7/30/1987
                                          10 Western Terrace
                                          Golden Valley, MN 55426-1340
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Minnesota High-Yield Municipal   Merrill Lynch, Pierce, Fenner & Smith                     86,824.300             6.54%
Bond Fund Class B Shares                  For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97KF1
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Minnesota High-Yield Municipal   Wells Fargo Investments LLC                              110,280.740            12.73%
Bond Fund Class C Shares                  Account 6651-0545
                                          420 Montgomery Street
                                          San Francisco, CA 94104-1298
                                          --------------------------------------------------- ----------------- -----------------
                                          Merrill Lynch, Pierce, Fenner & Smith                    103,152.170            11.91%
                                          For the Sole Benefit of Its Customers
                                          Attn:  Fund Administration SEC#97KF2
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          Andrew Ellis & Harriet A. Ellis JT TEN                    67,252.030             7.76%
                                          5201 Belmont
                                          Minneapolis, MN 55419-1347
                                          --------------------------------------------------- ----------------- -----------------
                                          Raymond James & Associates, Inc.                          52,474.630             6.06%
                                          FAO Bonnie D. & Steven M. Kersting Trustees
                                          B.D. Kersting Revocable Trust UA 03/24/94
                                          17751 Layton Path
                                          Lakeville, MN 55044-5217
                                          --------------------------------------------------- ----------------- -----------------
                                          PaineWebber                                               45,216.340             5.22%
                                          For the Benefit of Howard M. Levine, MD &
                                          Alice E. Levine JT WROS
                                          11215 57th Avenue North
                                          Plymouth, MN 55442-1565
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Missouri Insured Fund   Merrill Lynch, Pierce, Fenner & Smith                     42,906.230             5.23%
Class B Shares                            For the Sole Benefit of Its Customers
                                          Attn:  Fund Administration SEC#97DT5
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Missouri Insured Fund   Merrill Lynch, Pierce, Fenner & Smith                     81,629.520            63.09%
Class C Shares                            For the Sole Benefit of Its Customers
                                          Attn:  Fund Administration SEC#97MG4
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          Mary Ann Robinson Conservator                             14,150.090            10.93%
                                          For the Estate of Nelson Gruen
                                          2818 West Lakeview Drive
                                          Poplar Bluff, MO 63901-9296
                                          --------------------------------------------------- ----------------- -----------------
                                          Joan P. Partl                                             12,785.600             9.88%
                                          67 Grand Circle Drive
                                          Maryland Heights, MO 63043-5013
                                          --------------------------------------------------- ----------------- -----------------
                                          Dessie I. Renard TTEE                                      9,448.850             7.30%
                                          Evert E. & Dessie I. Renard Trust DTD  9/1/1995
                                          500 Bearden Road
                                          Poplar Bluff, MO 63901-3108
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                     Name and Address of Account                             Share Amount        Percentage
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free New York Fund           Roberta B. Wendel                                        152,258.350            14.17%
Class A Shares                            Apt. 13 Dreams South
                                          Spring Pond Apartments
                                          102 Foothill
                                          Painted Post, NY 14870
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free New York Fund           Merrill Lynch, Pierce, Fenner & Smith                     59,924.750            18.29%
Class B Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97L92
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, Fl 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          NFSC FEBO # E89-008141                                    20,100.500             6.13%
                                          Thelma Perl
                                          1117 53rd Street
                                          Brooklyn, NY 11219-3440
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free New York Fund           NFSC FEBO # C1Q-658758                                    72,169.630            66.12%
Class C Shares                            Murray Mayer Trust
                                          Murray Mayer UA 04/29/02
                                          375 West End Avenue, Apt. 1B
                                          New York, NY 10024-6569
                                          --------------------------------------------------- ----------------- -----------------
                                          NFSC FEBO # C1A-857599                                    21,098.450            19.33%
                                          Ben T. Givaudan Jr.
                                          2942 Southeast Fairway Way
                                          Stuart, FL 34997-6022
                                          --------------------------------------------------- ----------------- -----------------
                                          Donaldson Lufkin Jenrette Securities Corporation,          6,562.500             6.01%
                                          Inc.
                                          P.O. Box 2052 Jersey City, NJ
                                          07303-2052
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Oregon Insured          Merrill Lynch, Pierce, Fenner & Smith                    168,417.590             6.90%
Class A Shares                            For the Sole Benefit of its Customers
                                          Attn: Fund Administration SEC#97AS4
                                          4800 Deer Lake Drive East, Second Floor
                                          Jacksonville, FL 32246-6484
----------------------------------------- --------------------------------------------------- ----------------- -----------------
Delaware Tax-Free Oregon Insured          Janet P. Koennecke                                        73,878.990            22.27%
Class C Shares                            4865 Northwest Neskowin
                                          Portland, OR 97229
                                          --------------------------------------------------- ----------------- -----------------
                                          Merrill Lynch, Pierce, Fenner & Smith                     48,828.980            14.72%
                                          For the Sole Benefit of its Customers
                                          Attn: Fund Administration
                                          4800 Deer Lake Drive East, Third Floor
                                          Jacksonville, FL 32246-6484
                                          --------------------------------------------------- ----------------- -----------------
                                          Wedbush Morgan Securities                                 43,689.420            13.17%
                                          A/C 5041-0790
                                          1000 Wilshire Blvd.
                                          Los Angeles, CA  90017
---------------------------------------------------------------------------------------------------------------------------------

         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex         Other
                               Position(s) Held    Length of    Principal Occupation(s) During     Overseen by      Directorships
Name, Address and Birthdate     with the Funds    Time Served            Past 5 Years                Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Haldeman, Jr.(1)        Chairman          2 Year       Since January 1, 2000, Mr.           896              None
2005 Market Street                                              Haldeman has served in various
Philadelphia, PA 19103-7094                                         executive capacities at
                                                                  different times at Delaware
October 29, 1948                                                         Investments2

                                                                   President/Chief Operating
                                                                   Officer/Director - United
                                                                       Asset Management
                                                                 (January 1998 - January 2000)

                                                                 Partner/Director - Cooke and
                                                                   Bieler, Inc. (Investment
                                                                            Management)
                                                                   (June 1974 - January 1998)

----------------------------- ------------------- ------------- -------------------------------- ---------------- ------------------
David K. Downes(3)             President, Chief    10 Years -      Mr. Downes has served in            107        Director/President
2005 Market Street                Executive        Executive     various executive capacities                         - Lincoln
Philadelphia, PA 19103-7094     Officer, Chief      Officer     at different times at Delaware                        National
                              Financial Officer                           Investments                                Convertible
January 8, 1940                  and Trustee       3 Years -                                                      Securities Fund,
                                                    Trustee                                                             Inc.

                                                                                                                  Director/President
                                                                                                                      - Lincoln
                                                                                                                   National Income
                                                                                                                     Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                   Trustee          14 Years       Board Chairman - Citadel            107              None
460 North Gulph Road                                                  Constructors, Inc.
King of Prussia, PA 19406                                              (1989 - Present)

October 1, 1927

----------------------------- ------------------- ------------- -------------------------------- ---------------- ------------------
John H. Durham                     Trustee         24 Years4           Private Investor                107            Trustee -
P.O. Box 819                                                                                                          Abington
Gwynedd Valley, PA 19437                                                                                              Memorial
                                                                                                                      Hospital
August 7, 1937                                                                                                       Foundation

                                                                                                                  President/Director
                                                                                                                       - 22 WR
                                                                                                                     Corporation
----------------------------- ------------------- ------------- -------------------------------- ---------------- ------------------
Anthony D. Knerr                   Trustee          9 Years       Founder/Managing Director -          107              None
500 Fifth Avenue                                                  Anthony Knerr & Associates
New York, NY 10110                                                  (Strategic Consulting)
                                                                       (1990 - Present)
December 7, 1938

----------------------------- ------------------- ------------- -------------------------------- ---------------- ------------------
Ann R. Leven                       Trustee          13 Years    Treasurer/Chief Fiscal Officer         107           Director -
785 Park Avenue                                                    - National Gallery of Art                           Recoton
New York, NY 10021                                                       (1994 - 1999)                               Corporation

November 1, 1940                                                                                                     Director -
                                                                                                                    Systemax Inc.

                                                                                                                   Director - Andy
                                                                                                                  Warhol Foundation

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex         Other
                               Position(s) Held    Length of    Principal Occupation(s) During     Overseen by      Directorships
Name, Address and Birthdate     with the Funds    Time Served            Past 5 Years                Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                  Trustee          7 Years        President/Chief Executive           107           Director -
200 South Fifth Street                                           Officer - MLM Partners, Inc.                          Valmont
Suite 2100                                                       (Small Business Investing and                     Industries Inc.
Minneapolis, MN 55402                                                     Consulting)
                                                                   (January 1993 - Present)                        Director - ACI
February 25, 1936                                                                                                 Telecentrics Inc.

                                                                                                                     Director -
                                                                                                                    Digital River
                                                                                                                        Inc.

                                                                                                                     Director -
                                                                                                                       Rimage
                                                                                                                     Corporation

----------------------------- ------------------- ------------- -------------------------------- ---------------- ------------------
Janet L. Yeomans                   Trustee          3 Years       Vice President/Treasurer -           107              None
Building 220-13W-37                                                     3M Corporation
St. Paul, MN 55144                                                   (July 1995 - Present)

July 31, 1948                                                    Ms. Yeomans has held various
                                                                  management positions at 3M
                                                                    Corporation since 1983.

------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William E. Dodge                Executive Vice      3 Years      Executive Vice President and          107              None
2005 Market Street              President and                     Chief Investment Officer -
Philadelphia, PA 19103-7094    Chief Investment                  Equity - Delaware Investment
                               Officer - Equity                 Advisers, a series of Delaware
June 29, 1949                                                      Management Business Trust
                                                                    (April 1999 - Present)

                                                                    President, Director of
                                                                Marketing and Senior Portfolio
                                                                   Manager - Marvin & Palmer
                                                                    Associates (Investment
                                                                           Management)
                                                                (August 1996 - April 1999)

----------------------------- ------------------- ------------- -------------------------------- --------------- -------------------
Jude T. Driscoll(5)             Executive Vice       2 Year      Executive Vice President and         107               None
2005 Market Street              President and                       Head of Fixed-Income -
Philadelphia, PA 19103-7094        Head of                       Delaware Investment Advisers,
                                 Fixed-Income                        a series of Delaware
March 10, 1963                                                     Management Business Trust
                                                                    (August 2000 - Present)

                                                                   Senior Vice President and
                                                                   Director of Fixed-Income
                                                                   Process - Conseco Capital
                                                                          Management
                                                                   (June 1998 - August 2000)

                                                                      Managing Director -
                                                                  NationsBanc Capital Markets
                                                                  (February 1996 - June 1998)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Number of
                                                                                                  Portfolios in
                                                                                                  Fund Complex         Other
                               Position(s) Held    Length of    Principal Occupation(s) During     Overseen by      Directorships
Name, Address and Birthdate     with the Funds    Time Served            Past 5 Years                Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Officers (continued)
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery             Executive Vice      4 Years       Mr. Flannery has served in          107               None
2005 Market Street                President,                     various executive capacities
Philadelphia, PA 19103-7094    General Counsel                      at different times at
                                  and Chief                          Delaware Investments
September 30, 1957              Administrative
                                   Officer

----------------------------- ------------------- ------------- ------------------------------- ---------------- -------------------
Richelle S. Maestro              Senior Vice        3 Years       Ms. Maestro has served in           107               None
2005 Market Street            President, Deputy                  various executive capacities
Philadelphia, PA 19103-7094    General Counsel                      at different times at
                                and Secretary                        Delaware Investments
November 26, 1957

----------------------------- ------------------- ------------- ------------------------------- ---------------- -------------------
Michael P. Bishof                Senior Vice        6 Years        Mr. Bishof has served in           107               None
2005 Market Street              President and                    various executive capacities
Philadelphia, PA 19103-7094       Treasurer                         at different times at
                                                                     Delaware Investments
August 18, 1962

------------------------------------------------------------------------------------------------------------------------------------

1        Mr. Haldeman is considered to be an "Interested Trustee" because he is an executive officer of the
         Fund's manager, accounting service provider and transfer agent. Effective October 2002, Mr. Haldeman has resigned his position with the Funds and Delaware Investments.
2        Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds' manager, principal underwriter and its transfer agent.
3        Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of the Funds' manager, distributor, accounting service provider and transfer agent.
4        Mr. Durham served as a Director Emeritus from 1995 through 1998.
5        Effective October 2002, Mr. Driscoll began serving as executive officer for the Funds' manager, accounting service provider and transfer agent.
6        Mr. Haldeman is not a Trustee of the portfolios of Voyageur Insured
         Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust,
         Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds
         III and Voyageur Tax Free Funds.

        Following is additional information regarding investment professionals affiliated with the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Length of        Principal Occupation(s) During Past 5
Name, Address and Birthdate      Position(s) Held with the Funds          Time Served                       Years
----------------------------- --------------------------------------- -------------------- -----------------------------------------
Patrick P. Coyne                Senior Vice President/Deputy Chief          1 Year          During the past five years, Mr. Coyne
2005 Market Street              Investment Officer - Fixed Income                            has served in various capacities at
Philadelphia, PA 19103-7094                                                                different times at Delaware Investments.

April 14, 1963

----------------------------- --------------------------------------- -------------------- -----------------------------------------
Mitchell L. Conery               Vice President/Senior Portfolio            5 Years         During the past five years, Mr. Conery
2005 Market Street                           Manager                                         has served in various capacities at
Philadelphia, PA 19103-7094                                                                different times at Delaware Investments.

November 22, 1958

----------------------------- --------------------------------------- -------------------- -----------------------------------------
Andrew M. McCullagh, Jr.         Vice President/Senior Portfolio            5 Years            During the past five years, Mr.
2005 Market Street                           Manager                                           McCullagh has served in various
Philadelphia, PA 19103-7094                                                                    capacities at different times at
                                                                                                    Delaware Investments.
September 13, 1948

------------------------------------------------------------------------------------------------------------------------------------

         The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2001.

---------------------------------------------------------------------------------------------------------------------------------
                                                                           Aggregate Dollar Range of Equity Securities in All
                              Dollar Range of Equity Securities in the   Registered Investment Companies Overseen by Trustee in
Name                                            Funds                                Family of Investment Companies
----------------------------- ------------------------------------------ --------------------------------------------------------
Charles E. Haldeman, Jr.                        none                                         Over $100, 000
----------------------------- ------------------------------------------ --------------------------------------------------------
David K. Downes                                 none                                         Over $100, 000
----------------------------- ------------------------------------------ --------------------------------------------------------
Walter A. Babich                                none                                         Over $100, 000
----------------------------- ------------------------------------------ --------------------------------------------------------
John H. Durham                                  none                                         Over $100, 000
----------------------------- ------------------------------------------ --------------------------------------------------------
Anthony D. Knerr                                none                                        $10,001 - $50,000
----------------------------- ------------------------------------------ --------------------------------------------------------
Ann R. Leven                                    none                                         Over $100, 000
----------------------------- ------------------------------------------ --------------------------------------------------------
Thomas F. Madison                               none                                        $10,001 - $50,000
----------------------------- ------------------------------------------ --------------------------------------------------------
Janet L. Yeomans                                none                                              none
--------------------------------------------------------------------------------------------------------------------------------

        The following is a compensation table listing for each Director or Trustee entitled to receive compensation, the aggregate compensation expected to be received from each investment company noted below during the actual fiscal year and the total compensation received from all investment companies in the Delaware Investments family for the fiscal period ended August 31, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of August 31, 2002. Only the independent Trustees of the Funds receive compensation from the Funds.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                                 Compensation
                                                                                                                  from all 33
                                                                                                                  Investment
                            Voyageur      Voyageur     Voyageur       Voyageur      Voyageur      Voyageur         Companies
                            Tax Free      Insured     Investment    Intermediate     Mutual     Mutual Funds      in Delaware
Director/Trustee              Funds        Funds         Trust     Tax Free Funds     Funds          II          Investments(1)
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Walter P. Babich              $2,312        $2,551       $1,852          $1,021       $2,099         $2,232        $90,161
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
John H. Durham                $2,064        $2,280       $1,690            $985       $1,897         $2,010        $80,160
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Anthony D. Knerr              $2,076        $2,294       $1,699            $987       $1,908         $2,022        $80,660
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Ann R. Leven                  $2,264        $2,498       $1,822          $1,014       $2,059         $2,188        $88,161
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Thomas F. Madison             $2,189        $2,416       $1,772          $1,003       $1,999         $2,122        $85,160
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Janet L. Yeomans              $2,189        $2,416       $1,772          $1,003       $1,999         $2,122        $85,160
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                      Pension or Retirement Benefits Accrued as Part of each Investment Company's Expenses
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                                 Compensation
                                                                                                                  from all 33
                                                                                                                  Investment
                            Voyageur      Voyageur     Voyageur       Voyageur      Voyageur      Voyageur         Companies
                            Tax Free      Insured     Investment    Intermediate     Mutual     Mutual Funds      in Delaware
Director/Trustee              Funds        Funds         Trust     Tax Free Funds     Funds          II          Investments(1)
--------------------------- ----------- ------------- ------------ --------------- ------------ -------------- ------------------
Walter P. Babich               none          none         none           none          none          none             none
--------------------------- ------------ ------------- ------------ --------------- ------------ -------------- -----------------
John H. Durham                 none          none         none           none          none          none             none
--------------------------- ------------ ------------- ------------ --------------- ------------ -------------- -----------------
Anthony D. Knerr               none          none         none           none          none          none             none
--------------------------- ------------ ------------- ------------ --------------- ------------ -------------- -----------------
Ann R. Leven                   none          none         none           none          none          none             none
--------------------------- ------------ ------------- ------------ --------------- ------------ -------------- -----------------
Thomas F. Madison              none          none         none           none          none          none             none
--------------------------- ------------ ------------- ------------ --------------- ------------ -------------- -----------------
Janet L. Yeomans               none          none         none           none          none          none             none
---------------------------------------------------------------------------------------------------------------------------------

1 Each independent Trustee/Director currently receives a total annual retainer fee of $55,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Members of the audit committee receive additional annual compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson, who receives $8,000, plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000, in the aggregate, from all investment companies.

--------------------------------------------------------------------------------------------------------------------------------
                                               Estimated Annual Benefits Upon Retirement(2)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Voyageur         Voyageur
                             Voyageur Tax       Voyageur        Investment      Intermediate       Voyageur         Voyageur
Director/Trustee(2)           Free Funds      Insured Funds        Trust       Tax Free Funds    Mutual Funds    Mutual Funds II
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
Walter P. Babich                  $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
John H. Durham                    $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
Anthony D. Knerr                  $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
Ann R. Leven                      $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
Thomas F. Madison                 $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
--------------------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
Janet L. Yeomans                  $55,000          $55,000          $55,000          $55,000          $55,000          $55,000
---------------------------------------------------------------------------------------------------------------------------------

2 Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of August 31, 2002, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as a Trustee/Director, based on the number of investment companies in the Delaware Investments family as of that date.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held six meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held two meetings during the Fund's last fiscal year.

GENERAL INFORMATION

         The shares of the Funds constitute separate series of parent entities, which are open-end investment companies. Each Fund is non-diversified as defined by the Investment Company Act of 1940. Below shows each Fund's original and current form of organization.


-----------------------------------------------------------------------------------------------------------------------
Parent                                     Original Form of Organization (date)   Current Form of Organization (date)
-----------------------------------------------------------------------------------------------------------------------
Voyageur Tax-Free Funds                    Minnesota Corporation                  Delaware Business Trust
Tax-Free Minnesota                         (November 10, 1983)                    (November 1, 1999)
------------------------------------------ -------------------------------------- -------------------------------------
Voyageur Intermediate Tax-Free Funds       Minnesota Corporation                  Delaware Business Trust
Tax-Free Minnesota Intermediate            (January 21, 1985)                     (November 1, 1999)
------------------------------------------ -------------------------------------- -------------------------------------
Voyageur Insured Funds                     Minnesota Corporation                  Delaware Business Trust
Tax-Free Arizona Insured                   (January 6, 1987)                      (November 1, 1999)
Tax-Free Minnesota Insured
------------------------------------------ -------------------------------------- -------------------------------------
Voyageur Investment Trust                  Massachusetts Business Trust           Massachusetts Business Trust
Tax-Free California Insured                (September 16, 1991)                   (September 16, 1991)
Tax-Free Florida
Tax-Free Florida Insured
Tax-Free Missouri Insured
Tax-Free Oregon Insured
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Parent                                     Original Form of Organization (date)   Current Form of Organization (date)
-----------------------------------------------------------------------------------------------------------------------
Voyageur Mutual Funds                      Minnesota Corporation                  Delaware Business Trust
Tax-Free Arizona                           (April 14, 1993)                       (November 1, 1999)
Tax-Free California
Tax-Free Idaho
Tax-Free New York
Minnesota High-Yield Fund
------------------------------------------ -------------------------------------- -------------------------------------
Voyageur Mutual Funds II                   Minnesota Corporation                  Delaware Business Trust
Tax-Free Colorado                          (January 13, 1987)                     (November 1, 1999)
-----------------------------------------------------------------------------------------------------------------------

         The Funds' Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment advisor.

         The investment performance of the fund's assets managed by the investment advisor.

         The fair market value of the services provided by the investment advisor.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

         Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

         The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

         In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds' performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Funds and quality of other services provided to the Funds in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman, Jr.. The Board believed that management had effectively communicated with the Board and had been very responsive to the issues raised by the Board during the previous year. The Board was pleased with staffing upgrades and additions that had occurred within the Funds' investment advisor(s) during previous years, the continuity of the investment advisory personnel, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. In particular, the Board noted that management had maintained and, in some instances, increased financial and personnel resources committed to the Funds' at a time when many Fund complexes were cutting back on such commitments. The Board also considered that the manager now includes as part of its investment decision-making process information about the composition of a competitive peer group's portfolios and that this additional information is designed to minimize excessive volatility within a Fund and wide divergence in performance versus the market in a given investment style or mandate. Consideration was also given to the fact that, over the past 18 months, the value-yield investment style used by DMC has been refined to consider share buy-backs in addition to dividend yield as a way in which value is returned to shareholders.

       The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

       The Manager and its affiliate Delaware International Advisers Ltd. manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware MedallionSM III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware VIP Trust in Appendix B.

       The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

       Since March 1, 1997, the Distributor has acted as the sole national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund, after reallowances to dealers, as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                Total Underwriting Commissions                 Underwriting Commissions
                                                                                                Retained by Underwriter
----------------------------------------------------------------------------------------------------------------------------------
                                                    Fiscal year ended 8/31                      Fiscal year ended 8/31
                                          ------------------------------------------- --------------------------------------------
Fund                                          2002           2001           2000          2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                        $148,430        $98,559       $46,272        $19,790       $15,782         $40,388
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Arizona Insured Fund                $269,613       $161,516      $115,093        $42,447       $27,573         $91,103
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free California Fund                      $51,096        $43,297       $51,416         $6,944        $8,139         $48,046
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free California Insured Fund              $42,348        $60,983       $39,865         $6,985        $3,923         $38,226
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Colorado Fund                       $307,326       $358,309    $1,117,769        $48,816       $45,997      $1,068,111
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Florida Fund                         $29,307        $34,210        $9,175         $4,438        $5,709          $7,845
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Florida Insured Fund                 $67,798        $39,438       $33,276         $5,420        $5,079          $4,479
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Idaho Fund                          $238,346       $132,794       $96,348        $33,251       $20,554          $9,682
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Minnesota Fund                      $286,183       $302,517      $168,381        $46,253       $37,380         $20,370
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Minnesota Insured Fund              $209,747       $159,850      $150,679        $35,425       $27,490         $20,595
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Minnesota Intermediate  Fund         $57,333        $39,661       $19,753         $9,432        $6,474          $2,793
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Minnesota High-Yield Fund                     $46,253        $67,808      $121,557        $58,140       $12,241        $103,055
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Missouri Insured Fund                $44,851        $54,933       $28,717         $6,602        $6,607          $4,399
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free New York Fund                         $7,701        $10,850        $8,676         $1,120        $1,458          $7,646
----------------------------------------- -------------- -------------- ------------- -------------- -------------- --------------
Tax-Free Oregon Insured Fund                  $70,932        $66,297       $29,404        $10,908       $10,110          $4,107
----------------------------------------------------------------------------------------------------------------------------------

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                         Limited CDSC Payments
--------------------------------------------------------------------------------------------------------------
                                            Class A Shares
--------------------------------------------------------------------------------------------------------------
                                                                 Fiscal year ended 8/31
                                            --------------------- ---------------------- ---------------------
Fund                                                2002                  2001                   2000
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Fund                                 ---                   ---                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Insured Fund                         ---                   ---                   $501
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Fund                              ---                  $681                $14,257
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Insured Fund                      ---                  $104                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Colorado Fund                             $1,712                $1,257                 $7,815
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Fund                                 ---                   ---                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Insured Fund                         ---                   ---                 $8,231
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Idaho Fund                                   ---                   ---                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Fund                               ---                  $483                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Insured Fund                       ---                  $154                   $346
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Intermediate Fund                  ---                  $417                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Minnesota High-Yield Fund                             ---                  $687                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Missouri Insured Fund                        ---                    $7                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free New York Fund                                ---                   ---                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Oregon Insured Fund                          ---                   $75                    ---
--------------------------------------------------------------------------------------------------------------

       The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                                CDSC Payments
--------------------------------------------------------------------------------------------------------------
                                               Class B Shares
--------------------------------------------------------------------------------------------------------------
                                                                 Fiscal year ended 8/31
                                            --------------------- ---------------------- ---------------------
Fund                                               2002                  2001                   2000
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Fund                              $1,537               $11,457                $36,772
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Insured Fund                     $23,438                $5,665                $23,604
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Fund                          $34,817               $48,808                $45,679
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Insured Fund                   $6,050                $5,074                $20,855
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Colorado Fund                            $49,182               $36,392                $47,754
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Fund                              $6,251               $14,559                $12,002
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Insured Fund                      $5,478               $10,136                 $8,025
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Idaho Fund                               $16,347               $19,351                $29,995
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Fund                           $18,324               $38,975                $27,597
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Insured Fund                   $14,773               $15,183                $61,561
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Intermediate Fund                 $444                   $91                 $9,537
------------------------------------------- --------------------- ---------------------- ---------------------
Minnesota High-Yield Fund                         $29,078               $17,956                $56,515
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Missouri Insured Fund                    $10,799               $18,981                $20,015
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free New York Fund                             $3,522                $4,305                $15,072
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Oregon Insured Fund                       $5,782                $4,689                $27,034
--------------------------------------------------------------------------------------------------------------

       The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                                CDSC Payments
--------------------------------------------------------------------------------------------------------------
                                               Class C Shares
--------------------------------------------------------------------------------------------------------------
                                                                 Fiscal year ended 8/31
                                            ------------------------------------------------------------------
Fund                                                2002                  2001                   2000
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Fund                                $130                   ---                 $1,885
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Insured Fund                      $8,059                  $150                   $455
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Fund                           $1,687                  $223                 $3,534
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Insured Fund                     ---                 $5,000                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Colorado Fund                             $2,146                  $224                 $5,502
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Fund                                ---                    ---                 $1,030
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Insured Fund                        ---                    ---                   $199
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Idaho Fund                                $1,647                   $12                $16,187
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Fund                            $1,166                  $869                 $1,297
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Insured Fund                      $592                  $708                 $1,518
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Intermediate Fund               $3,391                  $398                 $2,055
------------------------------------------- --------------------- ---------------------- ---------------------
Minnesota High-Yield Fund                          $2,444                   $89                 $7,270
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Missouri Insured Fund                       $108                    $6                   $190
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free New York Fund                               $622                   ---                    ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Oregon Insured Fund                       $2,557                  $119                   $249
--------------------------------------------------------------------------------------------------------------

       The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds available from the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, is custodian of each Fund's securities and cash. As custodian for the Funds, Mellon maintains a separate account or accounts for each Fund, receives, holds and releases portfolio securities on account of each Fund, receives and disburses money on behalf of each Fund, and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Each Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

         While all shares have equal voting rights on matters affecting each corporate entity, shareholders of each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve a Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of that Fund, and in gains on and income from the portfolio of such Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Effective June 9, 1997, the names of the Funds were changed as follows:

----------------------------------------------------------------------------------------------------------------------------
Previous Name                                                   New Name
----------------------------------------------------------------------------------------------------------------------------
Voyageur Arizona Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Arizona Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Arizona Tax Free Fund                                  Delaware-Voyageur Tax-Free Arizona Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur California Insured Tax Free Fund                       Delaware-Voyageur Tax-Free California Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur California Tax Free Fund                               Delaware-Voyageur Tax-Free California Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Colorado Tax Free Fund                                 Delaware-Voyageur Tax-Free Colorado Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Florida Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Florida Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Florida Tax Free Fund                                  Delaware-Voyageur Tax-Free Florida Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Idaho Tax Free Fund                                    Delaware-Voyageur Tax-Free Idaho Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Minnesota Limited Term Tax Free Fund                   Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
-------------------------------------------------------------- ------------------------------------------------------------
Voyageur Minnesota Insured Fund                                 Delaware-Voyageur Minnesota Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Minnesota Tax Free Fund                                Delaware-Voyageur Tax-Free Minnesota Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Minnesota High-Yield Municipal Bond Fund               Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Missouri Insured Tax Free Fund                         Delaware-Voyageur Tax-Free Missouri Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur New York Tax Free Fund                                 Delaware-Voyageur Tax-Free New York Fund
--------------------------------------------------------------- ------------------------------------------------------------
Voyageur Oregon Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Oregon Insured Fund
----------------------------------------------------------------------------------------------------------------------------

         Effective August 16, 1999, the names of the Funds were changed as follows:

----------------------------------------------------------------------------------------------------------------------------
Previous Name                                                   New Name
----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Insured Fund                 Delaware Tax-Free Arizona Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Fund                         Delaware Tax-Free Arizona Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free California Insured Fund              Delaware Tax-Free California Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free California Fund                      Delaware Tax-Free California Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Colorado Fund                        Delaware Tax-Free Colorado Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Insured Fund                 Delaware Tax-Free Florida Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Fund                         Delaware Tax-Free Florida Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Idaho Fund                           Delaware Tax-Free Idaho Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund          Delaware Tax-Free Minnesota Intermediate Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Minnesota Insured Fund                        Delaware Minnesota Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Fund                       Delaware Tax-Free Minnesota Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund      Delaware Minnesota High-Yield Municipal Bond Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Missouri Insured Fund                Delaware Tax-Free Missouri Insured Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free New York Fund                        Delaware Tax-Free New York Fund
--------------------------------------------------------------- ------------------------------------------------------------
Delaware-Voyageur Tax-Free Oregon Insured Fund                  Delaware Tax-Free Oregon Insured Fund
----------------------------------------------------------------------------------------------------------------------------

Noncumulative Voting
         Each investment company's shares have noncumulative voting rights which means that the holders of more than 50% of the shares an investment company voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Assets and Liabilities, as applicable, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP for the fiscal year ended August 31, 2002 are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

         The following information is a brief summary of particular state factors effecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

         Bond ratings received on a state's general obligation bonds, if any, are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

         2.       Nature of, and provisions of, the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors' rights.

         A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix C.

         The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting Arizona Funds
         Economic Outlook. The outlook for the Arizona economy is similar to that of the United States. This is because the Arizona economy tends to mirror the U.S. economy. Arizona, like the U.S. economy, has been mired in a recession since early 2001, which recession was exacerbated by the terrorists attacks against the United States that took place on September 11, 2001. Nationally, there are early signs of recovery, and it is assumed that the Arizona economy will slowly begin to exhibit the same signs by the end of 2002.

         Arizona's goods-producing industries are projected to add slightly more than 11,000 jobs over the 2001-02 period, whereas service-producing industries should grow by better than 94,000. Mining and manufacturing industries are forecast to show annualized losses. Arizona manufacturing continues to grapple with the changing tide of investment shifts and slackened demand. Cost containment pressures have resulted in many highly publicized layoff announcements. Still, at the same time, growth is occurring in other areas. This is an important point to keep in mind.

         Revenues and Expenditures . General Governmental activities are accounted for in four Governmental Fund types: (1) General Fund, (2) Special Revenue Funds, (3) Debt Service Funds and (4) Capital Project Funds. General Governmental revenues totaled $14.09 billion for the fiscal year ended June 30, 2001, an increase of 5.9% over 2000. Taxes, the single largest source of general governmental revenue, produced 62% of general governmental revenue.

         The total revenue increase of $786.4 million or 5.9% was the result of several factors. The 4.3% increase in Sales Taxes reflects the continuing population growth. The 2.1% increase in Income Tax reflects the increase in job growth and corporate income tax collections. The 2.0% decrease in Motor Vehicle and Fuel Taxes resulted from the reduction in consumer spending for new vehicles. The 5.0% decrease in Property Taxes resulted from a reduction in property tax collections in the General Fund. The 11.0% increase in Intergovernmental Revenues resulted from the increase in Federal funding for health and welfare programs. The 8.1% increase in Licenses, Fees and Permits resulted from the increase in regulatory licensing and investigative activity related to all types of governmental operations. The 17.2% increase in Earnings on Investments was the result of increased operating cash balances. The 12.7% increase in Other Taxes and Revenues resulted primarily from the increase in insurance premium taxes and receipt of a final lump sum payment from a judgement related to an insurance bankruptcy.

         General Governmental expenditures totaled $13.62 billion for the fiscal year ended June 30, 2001, an increase of 8.9% over 2000. The total expenditures increase of $1.117 billion or 8.9% was the result primarily of the increase in the cost of operating State government and the increase in intergovernmental revenue sharing. These amounts are recorded as General Government expenditures on the State's financial statements. The 12.5% increase in Health and Welfare expenditures resulted primarily from an increase in expenditures related to the Arizona Department of Economic Security and the Arizona Health Care Cost Containment System programs. In addition, there was an increase in the expenditures related to the Tobacco Tax funded programs. The 8.9% increase in Education expenditures resulted from additional funding for increased student growth and increased Basic State Aid to public and charter schools. The 15.9% increase in Natural Resources expenditures resulted primarily from increased funding for parks and recreation services. The 12.1% increase in Capital Outlay expenditures resulted primarily from the increase in expenditures for construction of Federal, state, and local highways. The 12.3% increase in Debt Service expenditures resulted primarily from the increase in principal payments for revenue bonds used for construction of highways inside of Maricopa County.

         Cash Management. The responsibility for cash management of Arizona is shared by the Office of the Treasurer ("Treasurer") and the General Accounting Office of the Department of Administration, Financial Services Division (GAO). The Treasurer is responsible for the depository, custodial and investment functions of cash. The GAO is responsible for drawing down monies available for State functions and the expenditure or disbursement of those monies. The State requires that the Treasurer's deposits and investments with financial institutions be entirely covered by Federal depository insurance or alternatively collateralized with surety equal to 102% of the deposit or investment. Component units may have collateralization policies that differ from those of the Treasurer. The Legislature has passed statutes authorizing State investments. The Treasurer deposits receipts in accordance with applicable statutes and invests excess cash of the General Fund and various other funds. All interest, not otherwise apportioned by law, is deposited in the General Fund. Investment earnings for the General Fund totaled $114.4 million for the fiscal year ended June 30, 2001.

         Debt Administration. The Arizona Constitution, under Article 9 Section 5, provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State, including the Enterprise Funds and the University Funds, finances most of its major capital needs by lease purchase transactions and issuing revenue bonds and grant anticipation notes. Lease purchase transactions are funded by Certificates of Participation (COPs). Revenue bonds and grant anticipation notes are funded by dedicated revenue sources.

         The particular source of payment and security for each of the Arizona municipal bonds is detailed in the debt instruments themselves and in related offering materials. There can be no assurances with respect to whether the market value or marketability of any of the Arizona municipal bonds issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, it should be noted that the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State, are subject to limitations imposed by Arizona's Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, the State legislature cannot appropriate revenues in excess of 7% of the total personal income of the State in any Fiscal Year. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

         In 1994, the Arizona Supreme Court held that the state school financing scheme, with its reliance on disparate property tax assessments for wealthy and poor school districts, violated Article XI of the Arizona State Constitution which requires a "general and uniform public school system." In 1998, the Legislature passed a plan that reformulates education funding by providing $350 million of state funds to build new schools and places a statutory cap on the amount of bond indebtedness a school district may incur. Essentially, the legislation replaces general obligation bonding with a centralized state funded system. The bill should not affect the payment of debt service on any school district's bonds since the debt service on school district bonds is levied and collected directly by the counties on behalf of the school districts.

         Each Arizona Fund is susceptible to political, economic or regulatory factors affecting issuers of Arizona municipal obligations (the "Arizona Municipal Obligations"). These include the possible adverse effects of certain Arizona constitutional amendments, legislative measures, voter initiatives and other matters The information provided is only a brief summary of the complex factors affecting the financial situation in Arizona and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Arizona or contained in Official Statements for various Arizona Municipal Obligations.

Factors Affecting California Funds
         Economic Outlook. The California economy slowed in 2001, burdened by declining capital spending, a cooling stock market, struggling foreign economies, and the September 11 terrorist attacks on the World Trade Center and the Pentagon. Still, California fared better than most of the nation. For example, percentage job growth was much higher in the state than in the nation; however, only about half as many new jobs were created in 2001 as in 2000. As a result, unemployment ended the year higher than it began - it began 2001 at 4.2% and by November it was up to 5.7%. Manufacturing employment continued a decline that began in July 2000, with job losses totaling about 1.4 million. Non-manufacturing employment, on the other hand, continued to grow until August 2001 before dropping about 600,000. On an average annual basis, job growth is forecast at 3 %, although gains on a year-end 2001-02 basis my be closer to 1%. After growing almost 10% in 2000, California personal income advanced only 1.4% in 2001.

         The September 11 terrorist attacks dealt a severe blow to California tourism. Airlines, restaurants, lodging and shopping have been most adversely affected. Big-city markets which rely more on out-of-state and foreign visitors, have fared worse than suburban and rural tourism. Improved confidence in public safety should however, boost the state's tourism industry.

         Apart from the possibility of a national downturn, a significant risk to the California outlook comes from the energy sector. The current electric power situation results from a complex set of circumstances arising from a steep rise in demand though the Western United States, sharply higher natural gas prices exacerbated in California by the break in a key pipeline in the summer of 2000, and a dysfunctional wholesale electricity market in which prices have soared to levels several times the actual cost of the least efficient, most expensive production in the region. Since early last year, California has spent more than $10 billion buying power for the state's 34 million residents after investor-owned utilities ran out of cash and credit. The state projects another $8 billion outlay for 2002.

         Revenues and Expenditures. As the economy slowed over the last year, the decline in the State's revenues was even more pronounced than what was expected. Since the enactment of the 2001 Budget Act, the General Fund revenue forecast for major taxes and licenses has decreased by $5.4 billion for the past and current years combined. Revenue growth should resume in 2002-2003 and be up $6.3 billion or 9.3%, from 2001-02, reaching $74 billion. However, this is still $1.6 billion below the 2000-01 level. Just as the State's remarkable revenue growth in recent years was driven by stock-market related gains, the current fall-off largely reflects the market's decline. The softness in revenues is expected to be short-lived and growth is expected to resume by mid-2002. Exhausted in the 1990's, the state does not have any money set aside in it's Rainy Day Fund as of January 2002.

         Limitation on Taxes. Certain California municipal obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to the rate of inflation, not to exceed 2% per year or decline in value, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13 and on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.

         Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of California in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

         Appropriations Limits. California and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 by Proposition 111 to follow more closely growth in California's economy.

         "Excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school districts and community college districts (collectively, "K-14 districts") and the other 50% is to be refunded to taxpayers. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

         Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of
Article XIIIA or Article XIIIB on California Municipal Obligations or the ability of California or local governments to pay debt service on such California Municipal Obligations. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

         Obligations of the State of California. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $20.5 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $6.4 billion of unissued non-self liquidating general obligation bonds as of December 1, 2001.

         Other Issuers of California Municipal Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of the County or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

         Bond Ratings. In November 2001, Moody's Investors Services ("Moody's") lowered the rating on California general obligation bonds to A1 from Aa3, Moody's cited the expectation that the State's General Fund budget and liquidity position will weaken substantially over the next eighteen months, in light of weakness in the technology sector of the State's economy, greatly reduced State revenue projections, and the likelihood that the State will have great difficulty reaching consensus on the necessary fiscal adjustments during its upcoming budget session. The bonds are also rated A+ by Standard and Poor's and AA by Fitch IBCA, Inc.

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Legal Proceedings. The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues.

         Other Considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California Municipal Obligation could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

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         Each California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations (the "California Municipal Obligations"). These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California (the "State") and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California Municipal Obligations.

Factors Affecting the Colorado Fund
         Economic Outlook. According to the September 2001 Colorado Economic Perspective ("September 2001 Forecast"), published by the Governor's Office of State Planning and Budgeting, through the first half of 2001, Colorado's economy appeared to be doing much better than the national economy and, despite numerous layoff announcements and slower retail sales growth, continues to perform better than many other states. However, the forecast for Colorado for the next six years anticipates much slower economic growth than the state has experienced in the past decade.

         The September 2001 Forecast anticipates nonfarm employment will grow to
2.8 % in 2001 and then slow to 2.4 %. Thereafter, nonfarm employment growth will average 2.7 % per year. Unemployment is expected to average only 3.1 % in 2001 but then steadily increase to 3.7% by 2006. Personal income in Colorado is expected to increase 8.2 % in 2001 due to increasing wages and salaries as well as the number of jobs available. Thereafter, growth in personal income will slow to 5.6 % in 2002 as nonfarm employment growth slows.

         Colorado's construction sector is integral to the state's economic growth. In the mid-to-late 1990s, in response to the many new people and firms locating in Colorado, both residential and nonresidential construction boomed. The construction industry was also a growing employer for the state, employing as many as 162,000 workers. The September 2001 Forecast anticipates slowing in the construction industry. Through July 2001, the residential home market still grew significantly, but the number of homes on the market has since increased and prices are beginning to stabilize. Moreover, the value of nonresidential construction (excluding nonbuilding projects like roads) is relatively flat for the year and the vacancy rate in the office market is rising. Overall, there are signs of excess beginning to be seen in both the residential and nonresidential markets.

         The economic impact of the September 11 terrorist attacks on the World Trade Center and Pentagon is unclear. One impact of the attacks that is clear, however, is the detrimental effect on state budgets. The recent volatility in the stock markets and consumer spending will likely make things worse for states attempting to maintain balanced budgets. The decline in travel and tourism may also have serious implications for tax revenues in states such as Colorado. The State may be impacted more than others in the short term as the winter months are relatively busy tourist periods.

         Revenues and Expenditures. The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. By statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve (the "Unappropriated Reserve"). For fiscal years 1994 and thereafter, the Unappropriated Reserve requirement is set at 4%. In addition to the Unappropriated Reserve, a constitutional amendment approved by Colorado voters in 1992 requires the State and local government to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use (the "Emergency Reserve"). The minimum Emergency Reserve is set at 3% for 1995 and later years. For fiscal year 1992 and thereafter, General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5 % of Colorado personal income or (ii) 106 % of the total General Fund appropriations for the previous fiscal year. This restriction does not apply to any General Fund appropriations which are required as a result of a new federal law, a final state or federal court order or moneys derived from the increase in the rate or amount of any tax or fee approved by a majority of the registered electors of the State voting at any general election. In addition, the statutory limit on the level of General Fund appropriations may be exceeded for a given fiscal year upon the declaration of a State fiscal emergency by the State General Assembly.

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         The Taxpayer's Bill of Rights ("TABOR"), Article X, Section 20 of the
Colorado State Constitution, limits the state's revenue growth to the sum of inflation plus population growth in the previous calendar year.

         The state first exceed the TABOR limit in FY 1996-97. Since then, the amount of the TABOR surplus surged, reaching $927.2 million in FY 2000-01. A healthy economy and the prolonged national economic expansion of the 1990s generated strong growth in General Fund revenues. The robust revenue growth coupled with the low TABOR limit, led to large TABOR surpluses. The September 2001 Forecast projects that the state will not continue to enjoy the large TABOR surpluses of recent years. Indeed, the TABOR surplus is expected to range from only $93.2 million to $142.6 million in the next six years. There are several reasons for the decline in TABOR surplus. First, two measures passed by Colorado voters in the November 2000 election lower surplus revenues: Amendment 23, which provides increased public school funding, exempted roughly $330 million from the TABOR surplus; and Referendum A, which provides property tax relief for senior citizens, lowers the amount of the surplus by $44 million. Second, since 2000 was a federal census year, the state now has an accurate count of its population reflecting a higher population growth thus increasing the TABOR limit. Third, Colorado's economy is expected to grow at slower rates resulting in lower General Fund revenue growth. Fourth, tax relief packages enacted in the last three years allow Coloradoans to keep more of their income. Finally, the 2001 federal tax relief will lower Colorado revenues.

         According to September 2001 Forecast, General Fund revenues increased 6.3% in FY 2000-01, much lower than FY 1999-00's 8.8 % pace. General Fund revenues are forecast to increase 1.8 % in FY 2001-02 and 6.7 % in FY 2002-2003.

         The monies in excess of the General Fund reserve are typically used for capital expenditures and tax relief. In FY 2001-2002, the fiscal year-end General Fund reserve is forecast to be $224.9 million, which is exactly equal to the four percent statutory requirement. The need to provide funds to complete capital projects begun in previous years, the passage of Amendment 23, the large sales tax overrefund, and a decrease in projected revenues lowered the FY 2001-02 reserve level.

         The September 2001 Forecast predicts that the total amount of cash fund revenues in FY 2001-02 will be approximately $2,366 million. Cash fund revenues are forecast to increase 2.1% in FY 2001-02 and to increase 7.6% in FY 2002-03. From FY 2001-02 through FY 2006-07, cash fund revenues will increase at a compound annual average rate of 5.3%. It is anticipated that by FY 2006-07, the fiscal year-end General Fund reserve will be $2,196.3 million.

         Debt Management. Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases which are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes.

         The Colorado Fund is susceptible to political, economic or regulatory factors affecting issuers of Colorado municipal obligations (the "Colorado Municipal Obligations"). These include the possible adverse effects of certain Colorado constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Colorado and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or

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completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Colorado or contained in Official Statements for various Colorado Municipal Obligations.

Factors Affecting Florida Funds
         Economic Outlook. Since the September 11 terrorist attacks on the World Trade Center and Pentagon, Florida's economic outlook has significantly changed. In the past, Florida outperformed the nation in terms of employment and income growth. This performance can be attributed to favorable natural, economic, and tax environments, and a growing population that fueled an increased demand for goods and services.

         The September 11th attacks severely weakened a foundation of Florida's economy: the tourism industry. Tourism is one of Florida's largest export industries, drawing purchasing power from outside the State and creating jobs, income and tax revenues. With airports closed for a week after the attacks while reviewing security systems, travel came to an abrupt halt. Tourists cancelled travel plans and avoided crowded places, resulting in a precipitous drop in the number of visitors coming to Florida.

         Another important element of Florida's economy is the construction sector. A drop in housing starts is expected this year, a projected loss of 22,900 starts. But a moderate increase in housing starts is expected to occur next year as a result of lower interest rates and an overall improvement in the U.S. economy. Total construction should also decline 2.2% this fiscal year, but grow 1.8% in 2002-2003.

         Non-farm employment growth weakened substantially in the last quarter of 2001 and is expected to remain so in the first quarter of 2002. Non-farm employment is expected to recover at the rate of 1.4% in the 2002-2003 fiscal year. Most of the decline will occur in the mining, construction, and manufacturing sectors. Wage and salary growth will also slow. From a 9.2% increase last fiscal year, total wages and salaries are projected to grow 6.1% for 2001-2002. Wage and salary growth will bottom at 5.1% in 2002-2003 and recover. The unemployment rate will rise from a low of 3.3% a year ago to 5.3% for 2001-2002 and is expected to peak at 5.9% during next fiscal year.

         Population growth has been a major source of increased economic activity in Florida. Florida's population is expected to grow by 302,000 people this year and by 256,000 next year. This population growth is estimated to be
2.44 million people over the next ten years. This projected growth may cushion the State from a more severe economic downturn as demand for housing, durable and non-durable goods, and other services increases.

         Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. Transfer payments are typically less sensitive to the business cycle than employment income and act as stabilizing forces in weak economic periods. Revenues and Expenditures. Governmental funds include general, special revenue, capital projects and debt service funds. Revenues are recognized when they are both measurable and available to finance current expenditures. Revenues for governmental funds totaled $42.4 billion in fiscal year 2001, an increase of 7.0% over the previous year. Expenditures for governmental fund types totaled $40.9 billion in fiscal year 2001, a 8.6% increase from the previous year.

         Total fund balance at June 30, 2001, for all governmental fund types, was $10.16 billion compared to $10.57 billion at June 30, 2000. Of the June 30, 2001 fund balance, $5.17 billion represents unreserved fund balance which is
1.30 billion more than the $6.47 billion last year.

         Florida's 1997 tobacco settlement, as amended in 1998 and 2001, is expected to total approximately $13 billion over a 25 year period. The settlement anticipates that the State of Florida will use the funds for children's health care coverage and other health-related services, to reimburse the State of Florida for medical expenses incurred by the State, and for mandated improvements in State enforcement efforts regarding the reduction of sales of tobacco products to minors. Additionally, the funds may be used for such purposes as the State match required to draw federal funds to provide

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children's health care coverage and for enhancement of children's and adolescents' substance abuse services, substance abuse prevention and intervention and children's mental health services. As of June 30, 2001, the State had received approximately $2.5 billion of the settlement, including $743 million, net of certain adjustments, received in the 2000-2001 fiscal year.

         Debt Management. Florida's Constitution and statutes require that Florida not run a deficit in its budget as a whole, or in any separate fund within its budget. Rather, its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.
Florida's outstanding general obligation bonds at June 30, 2001, totaled approximately $9.4 billion and were issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Litigation. Currently under litigation are several issues relating to state actions or state taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the state's financial position.

         Bond Ratings. Florida maintains a high bond rating from Moody's Investors Services (Aa2), Standard and Poor's Corporation (AA+) and Fitch, Inc.
(AA) on all State general obligation bonds. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Each Florida Fund is susceptible to political, economic or regulatory factors affecting issuers of Florida municipal obligations (the "Florida Municipal Obligations"). These include the possible adverse effects of certain Florida constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Florida and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida Municipal Obligations.

Factors Affecting the Idaho Fund
         Economic Outlook. Like many states across the nation, Idaho's economy has slowed, resulting in reductions in state revenue collections and corresponding reductions in state expenditures. Idaho's Governor has ordered fiscal year 2002 spending cuts of 2.5% for education and 3% for other general funded programs of the State. Idaho's economy has softened due to the combined impacts of national economic slowing and the terrorists' attacks on America. This does not mean the State's economy is declining, but rather the expected growth pace has been lowered. Idaho's total nonfarm employment grew 3.4% in 1999, 3.7% in 2000, and is estimated to have grown 1.6% in 2001. The outlook for the period through 2004 has Idaho employment growth staying below 3% each year. Population growth is expected to slow due to economic conditions, dropping from 1.7% in 2000 to an estimated 1.1% in 2004. Additional indications of slowing growth include reduced increases in nominal personal income and real personal income.

         It is expected that Idaho's economy will be hit hardest in 2002 by the effects of the slowing economy and the terrorists' attacks. Local high-tech firms have announced plans to reduce payrolls by nearly 3,000 people this year alone. Idaho's lumber and wood products sector employment is expected to continue to decrease due to falling lumber prices and lack of available timber. The announced closings of two different chemical manufacturers and the closing of the Sunshine Mine also hurt the State's chemical and mining sectors.

         Highlights of Idaho's recent economic performance include the following: personal income grew 9.3% in 2000 and is estimated to have grown 4.4% in 2001; per capita income grew 7.5% in 2000 and is estimated to have grown 2.8% in 2001; and real (inflation-adjusted) personal income grew 6.5% in 2000 and is estimated to have grown 2.2% in 2001.



                                       97
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         Idaho's economic outlook is expected to improve after 2002. The State's total nonfarm employment growth is expected to average 0.8% in 2002 and 2.1% in 2003, versus 0.1% and 1.5% ,respectively, for forecasted U.S. job growth. Strength is likely to come from the service-producing sector and the goods-producing sector. Personal income growth in Idaho is expected to remain at 4.4% in 2002 and increase to 6.4% in 2003, which is a decrease from 2000's 9.3% growth. Population growth for 2002 is expected to be 1.2%, a continuing decrease from 2000's rate of 1.7% and 2001's estimated rate of 1.6%. This is a little higher than the U.S. population growth of 0.9%. Idaho's population growth is expected to further slow in 2003, to 1.1%. Not surprisingly, net migration also slows from the recent rate of about 10,500 to around 4,900 in 2002.

         Revenues and Expenditures. According to State of Idaho law, at no time can governmental expenditures exceed appropriations, so that financially-related legal compliance is assured. At fiscal year end, unexpended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or (3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

         For the Fiscal Year ending June 30, 2001, the total of general government revenues for Idaho was $4,592 million. Changes in revenues from 2000 to 2001 included a 20% increase in licenses, permits and fees dues mainly to a change requiring commercial carriers to pay an annual registration fee instead of weight/distance tax, which was repealed, an a 14% increase in grants and contributions.

         As a result of a November 1998 Master Settlement Agreement between the five largest tobacco manufacturers and 46 states, Idaho expects to receive approximately $711 million during its first 25 years of receipts. The annual payments are to be received in perpetuity, subject to numerous adjustments. The Millennium Fund, reported as part of the General Fund, was established by the Legislature to account for the money received and only allows earnings from the fund to be spent, while the annual settlement payments will continue to build up the principal. Fiscal year 2001's appropriation of $2.3 million was largely dedicated to tobacco related programs (e.g., health care, cessation programs, and research). The amount available for appropriation will grow as the principal and the earnings grow in coming years.

         Total general government expenditures for fiscal year ending June 30, 2001 were $4,484 million, an increase of 3% over 2000. Changes in expenditures included an 18% increase in Health and Human Services brought about mainly by increases in medical assistance payments; a 15% increase in Public Safety due in part to the costs of a new prison and increases in corrections and juvenile corrections spending; a 15% increase in Capital Outlay due to increased expenditures on highways, roads, and bridges and to new and continuing construction projects; and a 10% increase in Intergovernmental expenses.

         Debt Management. The State of Idaho has no outstanding general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify that the Legislature shall not create any debts or liabilities, except in extreme emergencies, unless authorized by law then approved by the people in a general election. The section shall not apply to liabilities incurred for ordinary operating expenses, nor shall it ally to debts or liabilities that are repaid by the end of the fiscal year. The debts or liabilities of independent public bodies corporate and politic created by law and which have no power to levy taxes or obligate the general fund of the State are not debts or liabilities of the State of Idaho. The provisions of this section shall not make illegal those types of financial transactions that were legal on or before November 3, 1998.

         By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available state funds or accounts, as well as external tax anticipation notes which were sold in the open market. All notes issued by the state must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.


                                       98
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         Article VIII, Section 2A, of the Idaho Constitution was created in
November 2000 to establish the Municipal Bond Bank Authority. The Municipal Bond Bank Authority is empowered to purchase the bonds, notes, or other obligations of a municipality issued or undertaken for any purpose authorized by law. The Authority is authorized to lend money to a municipality with such loans to be secured by bonds, notes, or other obligations of the municipality issued or undertaken as authorized by law.

         Ratings. Because the State of Idaho does not issue general obligation debt, it has not been assigned any ratings by the major ratings services.

         The Idaho Fund is susceptible to political, economic or regulatory factors affecting issuers of Idaho municipal obligations (the "Idaho Municipal Obligations"). These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Idaho and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Idaho or contained in Official Statements for various Idaho Municipal Obligations.

Factors Affecting the Minnesota Funds
         Economic Outlook. Minnesota's economy continued to outperform the U.S. averages in fiscal year 2001. Personal income grew at an annual rate of 7.2% during the fiscal year, .6 percentage points greater than the U.S. average. At the close of the fiscal year, the state's unemployment rate was 3.4%, 1.1 percentage points lower than the U.S. average of 4.5%. In calendar year 2000, per capita personal income in Minnesota grew by 5.9%, slightly above the U.S. average growth rate of 5.7%. Per capita personal income in Minnesota is now 8.4% more than the national average. Minnesota ranked 9th among all states in personal income per capita in 2000.

         Minnesota's labor force participation rates remain among the highest in the nation, and the state's unemployment remains low, but labor markets are no longer as tight as in recent years. Minnesota's unemployment rate crept closer to the national average in fiscal 2001. In fiscal year 2001, Minnesota's unemployment rate averaged just 3.3%; the U.S. average was 4.2%. Payroll employment grew by nearly 26,000 during the past fiscal year. On a percentage basis, the statewide employment growth rate of .8% exceeded the national average of .4%.

         Minnesota's economy is projected to grow more slowly than the U.S. economy during the fiscal year 2002. Payroll employment through October 2001 has fallen more steeply than the U.S. average, and Minnesota wage growth has also been below the national average. Total wage and salary payments in Minnesota are forecast to grow by just 1.0% in fiscal 2002 due to slower employment growth and fewer hours worked. Bonuses are also expected to be down significantly. Personal income in Minnesota is expected to grow at a rate of 1.0%. Wage growth in Minnesota is projected to recover strongly in fiscal 2003, as the labor market tightens once again.

         Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium). The governor's biennial budget is presented to the legislature in January of odd numbered years for the upcoming biennium. The 2000-2001 biennium began on July 1, 2000. State statutes require a balanced budget.

         During fiscal year 2001, the State's total fund balance for the General Fund decreased by $618.2 million to $1.337 billion. On June 30, 2001, the unreserved, undedicated portion of the fund balance reflected a zero balance, after providing for a $972 million budgetary reserve. This compares with a $451.2 million unreserved, undesignated fund balance at the end of fiscal year 2000 with $972 million budgetary reserve.

         General Fund revenues and transfers-in totaled $12.482 billion for fiscal year 2001, up 3.7% from those for fiscal year 2000. General Fund expenditures and transfers-out for the year totaled $13.104 billion, an increase of 7.7% from the previous year. Of this amount, $8.975 billion is in the form of grants and subsidies to local governments, individuals and non-profit organizations.

                                       99
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         The economic impact of the September 11 terrorist attacks on the World
Trade Center and Pentagon is unclear. One impact of the attacks, however, is the detrimental effect on state budgets. The recent volatility in the stock markets and consumer spending will likely make things worse for states attempting to maintain balanced budgets.

         On May 8, 1998, Minnesota settled its lawsuit with the tobacco industry, resulting in a new revenue stream for the state. A small portion of the settlement ($202 million) was dedicated by the courts for specific purposes and will not be a part of the state's general revenues. A larger portion of the settlement (the one-time payments) was dedicated by the Governor and the legislature to be placed into endowments for specific purposes. The balance (the annual payments) will be deposited into the state's General Fund.

         Part of the state's settlement is a series of six one-time payments, which end after fiscal year 2003. In 1999 and 2000, the Governor and the legislature created two endowments (medical education and tobacco use prevention) with the first of four of the one-time payments. The two remaining one-time payments and the annual, on-going payments are revenues to the General Fund. The value of these payments will level off at $203 million by fiscal year 2005. All of these payments are counted as General Fund revenues and are subject to the appropriation process.

         Debt Management. The state debt management policy has four guidelines. The first requires that the ratio of the budgeted biennial debt service expenditures for general obligation bonded debt, paid by transfers from the General Fund, not exceed 3.0% of the total projected biennial General Fund non-dedicated revenues, net of refunds, on a budgetary basis. The ratio of transfers to net non-dedicated revenues for the biennium ending June 30, 2001 is 2.4%. The second and third guidelines state that the general obligation bonded debt should not exceed 2.5% of the total personal income for the state, and also that the total debt of state agencies and the University of Minnesota should not exceed 3.5% of total personal income. These ratios were 1.6% and 2.4%, respectively based on outstanding debt at June 30, 2001, and estimated personal income for the year ended on that date. The fourth guideline states that the total amount of state general obligation debt, moral obligation debt, state bond guarantees, equipment capital leases and real estate leases should not exceed 5.0% of the total personal income for the state. That ratio was 3.0% at June 30, 2001.

         The state issued $285 million of new general obligation bonds in 2001, and $224.3 million of general obligation bonds were redeemed during 2001, leaving an outstanding balance of $2.6 billion.

         Fitch IBCA, Inc. rates State of Minnesota general obligation bonds as AAA. Moody's Investor Services rates Minnesota's general obligation bonds Aaa. In August 1997, Standard & Poor's raised the state's general obligation bond rating from AA+ to AAA.

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.


         Each Minnesota Fund is susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations (the "Minnesota Municipal Obligations"). These include the possible adverse effects of certain Minnesota constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided is only a brief summary of the complex factors affecting the financial situation in Minnesota and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota Municipal Obligations.

Factors Affecting the Missouri Fund
         Economic Outlook. Missouri, like most other states, is struggling through staggeringly difficult economic times. The economy officially went into recession in March 2001. During the summer of 2001 all major national forecasters envisioned an economy that would begin growing again during the last half of calendar year 2001 with substantial growth during calendar year 2002. However, the terrorist attacks of September 11 have delayed economic recovery and made it likely that such recovery will be slower and weaker than hoped. These events have knocked askew the state's fiscal underpinnings.

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         The Missouri unemployment rate in January 2001 stood at 3.7 percent. By
December the seasonally adjusted unemployment rate rose to 4.7 percent. This was a loss of over 46,000 jobs, which included about 25,000 in the crucial manufacturing sector. The sagging economy has also depressed the rate of growth in Missouri Personal Income. After growing by 4.4 percent and 6.0 percent in Fiscal Years 2000 and 2001, respectively, growth of only 3.2 percent is expected in Fiscal Year 2002.

         While the Missouri economy is under strain, a modest rebound is expected. The state economy remains diverse with strong presence in health care services, and agriculture, as well as the travel and leisure industry. Indeed, employment in health care services has grown from 192,700 in 1990 to 236,800 in 2001. As the U.S. economy rebounds, growth in the Missouri economy will likely resume.

         Revenues and Expenditures. The continued recession and the economy's reaction to the terrorist attacks have forced Missouri, and most other states, to take strong budget action to ensure a balanced budget. While the federal government is allowed to run a deficit, Missouri state government must balance its budget each year.

         Missouri's constitutional revenue and spending limit ("Article X") provides that over time the growth in state revenues and spending cannot exceed the growth in Missouri Personal Income. The Missouri Constitution requires that the revenue and spending limit formula use the personal income figure supplied by the United States Department of Commerce Bureau of Economic Analysis (BEA). The personal income statistics are designed to measure current economic activity. Changes have been made in the methodology for computing the personal income statistics in recent years with significant effect on the state's revenue limit. In 1998 the BEA implemented a change that significantly lowered the revenue and spending limit beginning in Fiscal Year 1999. Personal income is the sum of all wages and salaries, proprietors and rental income, interest and dividend income, and transfer payments (such as social security and welfare). Personal income has never included capital gains made on direct investment in the stock market. In 1998, the BEA concluded that they were including capital gains made by mutual funds that invest in the stock market. The personal income statistics published by the BEA now deduct the value of mutual funds' capital gains from personal income - about a $2 billion reduction in Missouri Personal Income.

         Calculations made pursuant to Article X show that total state revenues for Fiscal Year 2001 were below the total state revenue limit by $447 million. The Office of Administration projects that total state revenues will not exceed the total state revenue limit in Fiscal Year 2002 or Fiscal Year 2003. These preliminary calculations are subject to change as actual revenue collections become known and as the federal government revises its estimates of Missouri personal income. The calculations also project that total state revenues will be approximately $807 million below the Article X revenue limit and $893 million below the Article X refund limit in Fiscal Year 2002.

         Tobacco Settlement. In November 1998 the National Association of Attorney Generals announced a national settlement agreement with five major tobacco companies. Attorney General Jay Nixon accepted the proposed agreement on behalf of the State of Missouri. The agreement is the largest settlement ever achieved by the State of Missouri. Over the next 25 years, the state will receive approximately $4.5 billion before the settlement's adjustments for inflation and discounts.

         In May 2001, Missouri received its first payment of the tobacco settlement proceeds. It is estimated that the state will receive about $164 million during Fiscal Year 2003. The Governor has recommended using a portion of the tobacco settlement proceeds to pay for core health care programs while retaining a portion for the most critical investments that will improve the lives of Missourians in the futures.

         Debt Management. Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the state is limited to the amount approved by popular vote plus $1 million.


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         As of August 31, 2001, there was $ 1,224,370,000 in issued general obligation bonds and $ 938,775,000 in outstanding general obligation bonds.

         Ratings. State of Missouri general obligation bond issues are currently rated as follows: Standard & Poor's Rating Services, AAA; Moody's Investors Service, Inc., Aaa; and Fitch IBCA, Inc., AAA. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Missouri issuers may be unrelated to the creditworthiness of obligations issued by the State of Missouri, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         The Missouri Fund is susceptible to political, economic or regulatory factors affecting issuers of Missouri municipal obligations (the "Missouri Municipal Obligations"). These include the possible adverse effects of certain Missouri constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Missouri and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Missouri or contained in Official Statements for various Missouri Municipal Obligations.

Factors Affecting the New York Fund
         Generally. The State of New York has historically been one of the wealthiest states in the nation. For the past few decades, however, the state economy has grown more slowly than that of the nation as a whole, gradually eroding the state's relative economic affluence.

         On September 11, 2001, terrorists destroyed the World Trade Center ("WTC"), resulting in a massive loss of life, enormous property damage in lower Manhattan, and severe economic disruption in New York City and the nation. The impact of the attack is far reaching and not yet fully realized.

         Initial employment impacts from these events began to register in the Current Employment Statistics (CES) State and metropolitan area data for October 2001, released on November 20, 2001. Widespread declines in total nonfarm employment reported for October across many industries include effects from the aftermath of the terrorist attacks of September 11th on the World Trade Center and the Pentagon.

         It is not possible to separate the overall October employment movements into the effects from the September 11 events and the effects from a generally weakening employment trend that had been evident for several months prior. However, several of the industry divisions with widespread employment weakness in October 2001, particularly transportation and public utilities (which includes air transportation and travel agencies), and services (which includes hotels), were undoubtedly affected by the aftermath of the terrorist attacks and the widespread decline in travel following September 11.

         Employment estimates for New York for the finance, insurance, and real estate division include effects from the movement of a substantial number of jobs out of the lower Manhattan area of New York City and into New Jersey following the destruction of the World Trade Center and other adjacent buildings. Whether this employment movement across State lines is temporary and will be reversed in later months is unknown at this time. As of January 2002, the State's unemployment rate increased to 5.7%, a 32.6% change from the previous year.

         Revenues and Expenditures. Although New York has enjoyed recent years of budget surpluses due to unanticipated revenues generated by a strong economy, the State's long-term financial condition is uncertain. Multi-year tax cuts and increased spending programs have been included as part of budgets in the last several years; they have been structured with little up-front costs but significant impacts in future years. State spending total $80.1 billion in 2001, an increase of $6.4 billion (8.6%) from the prior year.

         The General Fund is the main operating fund of the State and has incurred operating surpluses in eight of the last ten years and in each of the last six years. In 2001, the General Fund operating surplus was approximately $245 million. Governmental funds account for most of the State's operations including the General Fund, Federal programs, debt service and capital construction. The General Fund's accumulated surplus was approximately $1.587 billion as of March 31, 2001.

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         For fiscal year 2001, New York's total state revenues were approximately $81.7 billion. Despite New York's increased revenues in recent years, the amount of the State's true "Rainy Day" reserves set aside for use in times of economic downturn remains well below the national average. Although "Rainy Day" reserves have increased slightly in 2000 and have increased in 2001, they still remain below 2% of total revenues.

         State spending totaled $80.1 billion in 2001 an increase of $6.4 billion (8.6%) from the prior year. State spending has been partially paid for by borrowing $10.8 billion since 1997, including $2.1 billion in 2001. In 2001, New York's outstanding debt per person was $1,948 which was equal to 5.6% of New Yorker's personal income.

         The enacted 2000-01 State Budget included the Debt Reform Act of 2000. That enacted legislation resulted in the following statutory changes in relation to the future issuance of State-supported debt: future debt issued after April 1, 2000 and outstanding will be capped at 4% of personal income after a 10 year phase in period; future debt service on new debt issued after April 1, 2000 and outstanding is capped at 5% of total governmental funds receipts, phased in over a 13 year period; and future debt can only be used for capital purposes and must be repaid in no more than 30 years. However, debt reform legislation is not permanent, will not end non-voter approved borrowing, and will not limit debt issuance for the foreseeable future.

         Many uncertainties exist in forecasts of both the national and state economies and there can be no assurance that the state economy will perform at a level sufficient to meet the state's projections of receipts and disbursements.


         As of March 31, 2001 New York State had approximately $4.3 billion in General Obligation bonds and notes outstanding. An additional $32.6 billion was issued and outstanding by State public authorities, for total debt of approximately $36.4 billion.

         New York State has received upgrades on its general obligation rating from two major bond rating firms during its 2001 fiscal year, however, the State is still tied with Louisiana for the lowest credit rating by Moody's Investors Service, Inc. which gives the state A2. Standard & Poor's Ratings Services gives the state an AA rating. Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) rates the state's general obligation bonds as AA.

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         New York City. While the WTC tragedy has adversely affected the City's finances, the City's financial problems did not begin on September 11th. In June 2001, the City projected a budget gap of $3.6 billion for FY 2003, because City fund revenues are projected to increase by less than 1% and City -funded spending in projected to grow by 13.4%. The FY 2003 budget gap represents an unprecedented 13.8% of City fund revenues, far larger than the gaps projected in the past by the City at the same point in the financial planning process. It is now believed that a national recession started in March and that the attack on the WTC has increased its severity.

         Increases in City spending have resulted due to the WTC attack. The City currently estimates that rescue, recovery and clean-up costs related to the WTC tragedy could total about $2 billion, far less than the initial estimate of $11.5 billion. Of this amount, the City estimates that $1.6 billion will be needed from the federal government to remove debris, stabilize the area, and pay overtime costs in the Police and Fire Departments. In addition, the City is requesting another $399 million in unrestricted federal aid in the current year and much smaller amounts in subsequent years to help balance the budget. These resources would offset capital losses ($163 million) and to fund the salaries ($236 million) of police officers and firefighters assigned to "Ground Zero" between September 11th and the end of October.

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         Although the federal government does not intend to reimburse the City's budget for lost revenues relating to September 11th, it is unclear to what extent the City may be able to use some of the resources appropriated by the federal government to supplant current City efforts, thereby helping to balance the operating budget.

         The City's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's and A+ by Fitch.

         Litigation. The City and State of New York are also defendants in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's and State's ability to carry out their financial plans.

         The City of New York spent a record $600 million on judgements and claims in FY 2001, an increase of more than 300 percent since FY 1987 and twice the FY 1996 amount. Much of the growth is due to an increase in the number and size of "heavy hitter" cases that cost the City $1 million or more. In addition, the City faces the possibility of liability costs as a result of the WTC disaster and , in fact, the City has already been notified by the potential litigants of their intention to file a lawsuit. The federal government capped the City's liability at $350 million. Victims of the September 11th attack are being encouraged to seek compensation from the newly created federal Victims Compensation Fund. The Fund offers survivors and victims' relatives compensation, which could total up to $11 billion, but only if they agree to forego litigation.

         The New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations (the "New York Municipal Obligations"). These include the possible adverse effects of certain New York constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in New York or contained in Official Statements for various New York Municipal Obligations.

Factors Affecting the Oregon Fund
         Economic Outlook. In the near term, Oregon's employment growth is expected to remain weak, with economic recovery beginning in the second quarter of 2002. This year will mark the fourth in a row that Oregon will grow slower that the U.S. economy. We expect Oregon's economy to finish 2001 with employment growth of negative .7 percent. Again in 2002, the State's economic growth is expected to be below that of the nation. Employment is expected to decline by .6 percent in 2002. Although annual employment growth for Oregon will be only 2.3 percent in 2003, this level of expansion will likely exceed national growth rates. We expect several sectors to decline in the next year or so, while other industries will likely post gains. Manufacturing will continue to decline as the uncertainty of the economy causes businesses as well as consumers to put spending decisions on hold. In particular, the metals manufacturing sector will continue to be impacted by slower sales of airplanes, automobiles, and building construction. The high technology sector, led by demand in the semiconductor industry, will see continued slowing over the next several months with improvement expected during 2002. Even with the recent reduction in mortgage interest rates, demand for lumber and wood products will continue to decline due to slower population growth and concerns about the slowing economy. Lowered interest rates should keep the finance, insurance, and real estate sector growing. Additional information on specific industries within the State is available on the Office of Economic Analysis web site at http://www.oea.das.state.or.us.

         Employment growth is only one indicator of economic performance; there are many other factors to consider. For example, changes in personal income levels as well as wage and salary growth. We expect the State's personal income to finish 2001 with a rise of 4.4 percent, down from 6.7 percent growth in 2000. Similar growth of 3.3 percent is expected for personal income in 2002, followed by 7.0 percent growth in 2003. In comparison, personal income for the U.S. will grow 5.1 percent in 2001, 3.2 percent in 2002, and 5.8 percent in 2003. Wage and salary income in Oregon will finish 2001 with growth of 4.8 percent followed by

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slightly slower growth of 3.4 percent in 2002, and will increase in 2003 with growth of 7.0 percent. Unemployment rates and population changes also have an impact on the economy. Unemployment in the State was 4.4 percent in January 2001 and had increased to 6.5 percent by October 2001. Oregon's unemployment rate will likely rise in 2002 along with the U.S. outlook for unemployment.

         With the quality of life we enjoy, Oregon is still attracting new residents although not as rapidly as during the mid-1990's. The State's population will increase from 3.472 million in 2001 to 3.725 million in 2007, with an annual growth rate ranging from 1.0 to 1.3 percent. The changing demographics in Oregon will continue to influence the type of services that citizens need their State government to provide. The fastest growth will occur in the 45-54 year olds and the 18-24 year olds. This is due to the baby boom generation and their children entering these age groups. The rapid growth in 18-24 year olds through the next five years will place enrollment pressures on community colleges and public universities. These enrollment pressures have already surfaced for this fall's entering class. Within the elderly population of those 65 and older, the greatest increase will occur in the 85 and older age group. This group will continue to grow at a very high rate, increasing 21.0 percent between 2001 and 2007. This will provide a significant challenge to Oregonians in determining how to care for our aging citizens.

         There are several risks now facing the Oregon economy. Primary risks include the uncertain impact of the war on terrorism, a further sharp stock market correction, rising energy prices, and slower than expected recovery for semiconductors, software, and communications. If the stock market experienced another major correction, this could further slow already dampened consumer spending which is the main driving force in economic expansion. Signs of rising unemployment or further slowing in the U.S. economy could also dampen consumer confidence even more during the recession.

         In summary, Oregon's economy is expected to begin recovery from the current recession in the second quarter of 2002 and to continue with modest growth for the next several years, beginning in 2003. Although economic growth has tapered off, the downturn will bottom out in early 2002 with the underlying strength of personal income and consumer confidence pulling the economy out of recession.

         Revenues and Expenditures. The State accounts for general governmental activities in four governmental fund types: general, special revenue, debt service, and capital projects funds. Revenues for general government activities were $10.6 billion in fiscal year 2001, an increase of 1.2 percent from fiscal year 2000. Taxes are the largest source of State revenue, representing 56 percent of the resources available for general governmental activities. The $209 million decrease in taxes was due primarily to recognition of a $253.6 million liability for the personal income tax kicker and a $103.4 million liability for personal income tax refunds to federal retirees at fiscal year end. Over 70 percent of the taxes collected by the State are personal income taxes, while corporate excise and income taxes account for 6 percent of all taxes.

         Expenditures for general governmental activities in 2001 were $10.8 billion, an increase of 6.3 percent over fiscal year 2000. Total expenditures for general governmental activities increased $642 million over the prior year. Of this change, the largest amount of increase was $350 million in the human resources program area. This was primarily due to rising medical costs and significant increases in the cost of prescription drugs for the Oregon Health Plan. As Oregon's population continues to grow, there is increased need for services such as long-term care for seniors and people with disabilities, community mental health programs, and child welfare. Public safety expenditures increased by $73 million, primarily due to increasing adult and juvenile correctional populations at the state and county levels. Expenditures for education increased $60 million, reflecting a greater emphasis on investing in education during the 1999-01 biennium. This included funding for K-12 schools to help children meet the high standards of the Education Act of the 21st Century. Increased funding was also provided to expand Oregon's pre-kindergarten programs and to help higher education universities continue the freeze on in-state undergraduate tuition. Rising revenues and a shift of resources from other program areas have funded budgeted increases without tax increases.

         Debt Administration. The State Debt Policy Advisory Commission advises the Governor and the legislative assembly regarding policies and actions that enhance and preserve the State's credit rating and maintain the future availability of low-cost capital financing. The State's debt credit ratings, which are an indication of the State's ability to repay its debt and a

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reflection of the State's sound financial management, are, for the most recent general obligation bond issues, Aa2 (Moody's Investors Service) and AA (Standard & Poor's Rating Group and Fitch Investors Service). The majority of new revenue bonds issued this year were multi-family housing revenue bonds and single-family mortgage revenue bonds. In addition to on-going revenue bond program activity, $38.8 million of lottery revenue bonds were issued to provide loans and grants for improving and expanding local infrastructure in Oregon communities, to provide loans and grants for revitalization of rural and distressed communities, and to provide grants to school districts. Grant funds may be used by school districts for instructional training and the acquisition, construction, improvement, or maintenance of public school facilities.

         The Oregon Fund is susceptible to political, economic or regulatory factors affecting issuers of Oregon municipal obligations (the "Oregon Municipal Obligations"). These include the possible adverse effects of certain Oregon constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Oregon and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Oregon or contained in Official Statements for various Oregon Municipal Obligations.

Factors affecting Puerto Rico
         General. The Commonwealth of Puerto Rico ("Puerto Rico") is the fourth largest of the Caribbean islands and is located approximately 1,600 miles Southeast of New York. It is approximately 100 miles long and 35 miles wide. According to the United States Census Bureau, the population of Puerto Rico was approximately 3,800,000 in 2000. However, the Puerto Rico Planning Board estimates that as of July 2005, the population will be 3,889,000.

         Puerto Rico came under the sovereignty of the United States with the signing of the Treaty of Paris on December 10, 1898, at the conclusion of the Spanish-American War. Puerto Ricans became citizens of the United States in 1917, by virtue of the Jones Act, approved by the Congress of the United States. In 1950, the Congress of the United States enacted Public Law 600 in order to allow for an increased self-government. This law set forth the political, economic and fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local constitution on July 25, 1952.

         The Constitution of Puerto Rico was drafted by a Constituent Commission, approved in a special referendum by the people of Puerto Rico, amended and ratified by the United States Congress, and subsequently approved by the President of the United States. The official designation of the Government or body politic has henceforth been "Estado Libre Asociado", which literally translates to "Free Associated State", and has been called "Commonwealth" by the United States Government.

         Puerto Rico exercises virtually the same control over its internal affairs as any of the fifty states of the Union. However, it differs from the federated states in its relationship with the United Stated federal government. The people of Puerto Rico are citizens of the United States, can only vote in local (Puerto Rico) elections, and are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives and limited voting power. Puerto Rico is a self-governing commonwealth in association with the United States. The chief of state is the President of the United States of America. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives, 51 seats, and the Senate, 27 seats.

         While Puerto Rico has authority over its internal affairs, the United States controls interstate trade, foreign relations and commerce, customs administration, control of air, land and sea, immigration and emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war, constitutionality of laws, jurisdictions and legal procedures, treaties, radio and television--communications, agriculture, mining and minerals, highways, postal system; social security, and other areas generally controlled by the federal government in the United States. Puerto Rican institutions control internal affairs unless U.S. law is involved, as in matters of public health and pollution. The major differences between Puerto Rico and the 50 states are its local taxation system and exemption from Internal Revenue Code, its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto Ricans to vote in presidential elections, and its lack of assignation of some revenues reserved for the states

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         Economic Outlook. Puerto Rico has one of the most dynamic economies in the Caribbean region. Plantation sugar production dominated Puerto Rico's economy until the 1940s. Industry has surpassed agriculture as the primary sector of economic activity and income. Encouraged by duty free access to the U.S. and by tax incentives, U.S. firms have invested heavily in Puerto Rico since the 1950s (U.S. minimum wage laws apply). As a result, Puerto Rico's export and import has prospered, nearly doubled between fiscal years 1987 and 1997.

         Recently the economy has suffered budget cuts from U.S. The Puerto Rican economy has depended heavily on the tax incentives given to U.S. mainland companies and on federal transfers. In 1993, President Clinton aimed to cut the
Section 936 tax exemption for U.S. companies and introduced legislation to Congress to replace it with a more modest tax credit linked to wages paid by those companies in Puerto Rico rather than to profits. It is estimated that 100,000 Puerto Ricans were employed by companies operating under Section 936 (of which 23,000 are in pharmaceuticals) and another 200,000 are indirectly employed. In President Clinton's 1998 budget submission to Congress, it was proposed that existing Section 30A of the tax code be made permanent to provide an estimated $417 million a year in tax incentives to compensate for the phasing out of Section 936. Section 30A allows companies to claim 60% of wages and capital investment as allowances against tax. New firms may opt to incorporate themselves in Puerto Rico as "controlled foreign corporations" and receive the tax benefits provided by Section 901 of the U.S. Internal Revenue Code. Puerto Rico's government aims to make up for the 936 loss by providing new local incentives, cutting taxes and encouraging economic development in other industries.

         On the other hand, the agreement between the U.S., Canada and Mexico for the North American Free Trade Agreement (NAFTA) also has implications for Puerto Rico because of competition for jobs and investment. Although wage levels are lower in Mexico, Section 30A gives companies in Puerto Rico an advantage in pharmaceuticals and hi-tech industries. In low-skill labor-intensive manufacturing, such as clothing and footwear, Mexico has the advantage. Puerto Rico currently employs 30,000 in the clothing industry.

         By some economists Puerto Rico's economy is considered somewhat fictitious. Puerto Rico has very few natural resources of economic value and its economy relies mainly on Federal Aid from the United States Government, which depends on the industrialization programs and the tax incentives that U.S. offers. Economists believe that reinstating IRS Section 936 or making IRS
Section 30A permanent for U.S. firms operating in Puerto Rico is not the best way to stimulate sustainable development in Puerto Rico. Important Puerto Rican industries include pharmaceuticals, electronics, textiles, petrochemicals, processed foods, clothing, and textiles. Sugar production has lost out to dairy production and other livestock products as the main source of income in the agricultural sector. The principal livestock are cattle, pigs, and poultry. Tourism has traditionally been an important source of income for the island, with estimated arrivals of nearly 3.9 million tourists in 1993. The tourism industry employees over 60,000 people. Duties on imports from countries outside the U.S. tariff wall are collected at Puerto Rico's borders but sent to the Puerto Rico Treasury, not the U.S. Treasury.

         Revenues, Total Assets and Expenditures. As of June 30, 2001, Puerto Rico had total assets of $9.9 billion and total liabilities and other credits of approximately 9.8 billion . As of 1999, Puerto Rico had total revenues of approximately 6.7 billion and total expenditures of approximately 9.8 billion. The main government expenditures are on health, education, and welfare.

         Trade. Puerto Rico's primary trade partner is the United States. In 1999, total Puerto Rican exports were $34 billion, while total imports were $23 billion. Among the commodities Puerto Rico exports are pharmaceuticals, chemicals, metal products, electronics, apparel, canned tuna, rum, food, textiles, sugar, coffee, beverage concentrates, medical equipment, and instruments . Among the commodities Puerto Rico imports are chemicals, electrical machinery, food, transport equipment, non-electrical machinery, petroleum and petroleum products, professional and scientific instruments, clothing and textiles.

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APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE
            INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment advisor believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

                  Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon

Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

APPENDIX C - DESCRIPTION OF RATINGS

General Rating Information

Bonds
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's and Fitch, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Moody's Investors                 Aaa             Highest quality, smallest degree of investment risk.
Service, Inc.
                                  Aa              High quality; together with Aaa bonds, they compose the high-grade bond group

                                  A               Upper-medium-grade obligations; many favorable investment attributes.

                                  Baa             Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

                                  Ba              More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.

                                  B               Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

                                  Caa             Poor standing, may be in default; elements of danger with respect to principal or interest payments.

                                  Ca              Speculative in high degree; could be in default or have other marked shortcomings.

                                  C               Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's                 AAA             Highest rating; extremely strong capacity to pay principal and interest.

                                  AA              High quality; very strong capacity to pay principal and interest.

                                  A               Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

                                  BBB             Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

                                  BB, B,          Predominantly speculative with respect to the issuer's capacity to
                                  CCC, CC         meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

                                  D               In default.

Fitch, Inc.                     AAA              Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                AA                Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                A                 High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

                                BBB               Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

                                BB,               Not investment grade; predominantly speculative with respect to the issuer's
                                CCC,              capacity to repay interest and repay principal in accordance with the terms of
                                CC, C             the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.


Commercial Paper

Moody's                                  S&P                                    Fitch

P-1              Superior quality        A-1+      Extremely strong quality     F-1+       Exceptionally strong quality
                                         A-1       Strong quality               F-1        Very strong quality
P-2              Strong quality          A-2       Satisfactory quality         F-2        Good credit quality
P-3              Acceptable quality      A-3       Adequate quality             F-3        Fair quality
                                         B         Speculative quality          F-S        Weak credit quality
                                         C         Doubtful quality

State and Municipal Notes

Moody's                                  S&P                                    Fitch

MIG1/
VMIG1            Best quality            SP1+      Very strong quality          F-1+       Exceptionally strong quality
                                         SP1       Strong grade                 F-1        Very strong quality
MIG2/
VMIG2            High quality            SP2       Satisfactory grade           F-2        Good credit quality
MIG3/
VMIG3            Favorable quality                                              F-3        Fair credit quality
MIG4/
VMIG4            Adequate quality
SG               Speculative quality     SP3       Speculative grade            F-S        Weak credit quality

Earnings and Dividend Rankings for Common Stocks
------------------------------------------------
         Standard & Poor's. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

        -----------------------------------------------------------------------
        A+    Highest          B+    Average          C     Lowest
        ----- ---------------- ----- ---------------- ----- -------------------
        A     High             B     Below Average    D     In Reorganization
        ----- ---------------- ----- ---------------- ----- -------------------
        A-    Above Average    B-    Lower
        ----- ---------------- ----- ---------------- ----- -------------------

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
----------------------

Moody's Investors Service,   Aaa        Considered to be a top-quality preferred stock.  This rating indicates good asset
Inc.                                    protection and the least risk of dividend impairment within the universe of preferred stocks.

                             Aa         Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

                             A          Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                             Baa        Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

                             Ba         Considered to have speculative elements and its future cannot be considered well assured.
                                        Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                             B          Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

                             Caa        Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

                             Ca         Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

                             C          The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's            AAA        Has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

                             AA         Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

                             A          Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                             BBB        Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

                             BB,B,      Regarded, on balance, as predominantly speculative with respect to the issuer's capacity
                             CCC        to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and
                                        "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                             CC         Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

                             C          A non-paying issue.

                             D          A non-paying issue with the issuer in default on debt instruments.

                             NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     PART C

                                Other Information


Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 30, 2000.

                  (e)      (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (April 19, 2001) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 26 filed October 31,
                                            2001.

                                    (ii)    Executed Financial Intermediary
                                            Distribution Agreement (January 1,
                                            2001) between Delaware Distributors,
                                            L.P. and Lincoln Financial
                                            Distributors, Inc. on behalf of the
                                            Registrant incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 26
                                            filed October 31, 2001.

                                    (iii)   Executed Appendix A (December 20,
                                            2001) to Financial Intermediary
                                            Distribution Agreement attached as
                                            Exhibit.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) attached as Exhibit.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) attached as Exhibit.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) attached as Exhibit.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) attached as Exhibit.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant attached as Exhibit.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                                    (i) Executed Schedule B (May 16, 2002) to
                                        Shareholder Services Agreement attached
                                        as Exhibit.

                           (2) Executed Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                                    (i) Executed Schedule B (May 16, 2002) to
                                        Fund Accounting Agreement attached as
                                        Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (j)      Consent of Auditors. Attached as an Exhibit.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on August 27, 1993.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (n) Plan under Rule 18f-3. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds (August 2002) attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Business Trust and Delaware Distributors, L.P. (August 2002) attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (q) Trustees' Powers of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Advisor. Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Limited-Term Government Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Funds, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         (a) The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Haldeman, Jr.                          Chief Executive Officer of Delaware Management Company, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and Delaware
                                                  General Management, Inc.

                                                  Chairman and Director of Delaware International Advisers Ltd.

                                                  Chairman of each fund in the Delaware Investments Family of Funds

                                                  Chief Executive Officer and Director/Trustee of DMH Corp., Delaware Management
                                                  Company, Inc., Delaware International Holdings Ltd., Delaware Management
                                                  Business Trust, Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc. and Lincoln National Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Lincoln Cash Management and
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Delaware Capital Management Inc.,
                                                  Retirement Financial Services, Inc., Delaware Distributors, Inc. and LNC
                                                  Administrative Services Corporation
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc., Retirement Financial Services, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments Family of Funds

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                                  Management, Inc.

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                                  Director/Trustee of DMH Corp., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Lincoln National Investment Companies, Inc. and Founders Holdings,
                                                  Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers, Vantage
                                                  Investment Advisers, Delaware Lincoln Cash Management (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                                  Delaware Distributors, L.P. and Founders CBO Corporation

                                                  Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash
                                                  Management (a series of Delaware Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.

                                                  President and Director of Lincoln National Income Fund, Inc. and Lincoln
                                                  National Convertible Securities Fund, Inc.
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John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers, Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Retirement Financial Services, Inc.

                                                  Director of Delaware International Advisers Ltd.
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
William E. Dodge                                  Executive Vice President/Chief Investment Officer - Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delaware Capital Management, Inc., Lincoln National
                                                  Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Investment Officer - Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust)

                                                  Executive Vice President of Delaware Management Business Trust
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Jude T. Driscoll                                  Executive Vice President of Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc., Lincoln National Investment
                                                  Companies, Inc., Founders Holdings, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  President and Director of Founders CBO Corporation

                                                  Executive Vice President of Delaware Management Business Trust and Delaware
                                                  Lincoln Cash Management (a series of Delaware Management Business Trust)

                                                  Director of HYPPCO Finance Company Ltd.
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Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Lincoln National Investment Companies, Inc.,
                                                  Founders CBO Corporation and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Executive Officer and Director of Delaware Distributors, Inc.

                                                  President/Chief Executive Officer of Delaware Distributors, L.P.

                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc., DIAL Holding Company, Inc. and LNC Administrative Services
                                                  Corporation

                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd. and Founders Holdings, Inc.

                                                  Director of Delaware International Advisers Ltd. and HYPPCO Finance Company
                                                  Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer - Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
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Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Delaware Distributors, L.P. and Founders
                                                  Holdings, Inc.

                                                  Senior Vice President/Treasurer of Founders CBO Corporation and each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
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Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL Holding
                                                  Company, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
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Ryan K. Brist                                     Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Vice President of Lincoln National Income Fund, Inc.
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Joshua Brooks                                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware
                                                  Management Company, Delaware Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Capital
                                                  Management, Inc. and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research - Fundamental of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
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Patrick P. Coyne                                  Senior Vice President/Deputy Chief Investment Officer - Fixed Income of
                                                  Delaware Management Company, Delaware Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.
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George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Director of Delaware International Advisers Ltd.
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Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and Delaware Capital Management,
                                                  Inc.

                                                  Senior Vice President/Equity Trading of Vantage Investment Advisers (a series of Delaware Management Business Trust)
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J. Paul Dokas                                     Senior Vice President/Director of Research - Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Trustee of Delaware Management Business Trust
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/ Treasurer/Controller of Delaware Management Company,
                                                  Delaware Lincoln Cash Management, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware Management
                                                  Company, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                                  General Management, Inc., Delaware Management Business Trust, Delaware
                                                  Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc. and LNC Administrative Services Corporation

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Treasurer/Corporate Controller of Delaware International
                                                  Holdings Ltd. and Founders Holdings, Inc.

                                                  Senior Vice President/Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation
---------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Retail Investor Services of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Distributors, Inc., Delaware Capital Management,
                                                  Inc., Retirement Financial Services, Inc., Delaware Distributors, L.P. and
                                                  each fund in the Delaware Investments Family of Funds
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Deputy General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company,  Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Founders Holdings, Inc., Founders CBO Corporation,
                                                  Lincoln National Investment Companies, Inc., LNC Administrative Services
                                                  Corporation and each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/General
                                                  Counsel/Secretary of Delaware Distributors, L.P.
                                                  and Delaware Distributors, Inc.

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
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Susan L. Natalini                                 Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Delaware Service Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
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Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
---------------------------------------------------------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)

---------------------------------------------------------------------------------------------------------------------------------
David Starer (1)                                  Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
---------------------------------------------------------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst I of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers, Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Peter C. Andersen                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
---------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
---------------------------------------------------------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
---------------------------------------------------------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
---------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
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Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
David F. Connor                                   Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                                  Business Trust, Lincoln National Investment Companies, Inc., LNC
                                                  Administrative Services Corporation and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investment Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trader of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                                  Investments U.S., Inc., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Founders Holdings, Inc., Founders CBO Corporation, Lincoln National Investment
                                                  Companies, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Vice President/Taxation/Assistant Secretary of Vantage Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
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Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
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Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
---------------------------------------------------------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
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

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                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/ Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Francis J. Houghton, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Executive Vice President of Delaware General Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller - Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc.,
                                                  Delaware Investments U.S., Inc., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware Distributor, L.P.,
                                                  Delaware Distributors, Inc., Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Vice President/Treasurer/Secretary of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Michael Morris                                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Adviser
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Philip O. Obazee (2)                              Vice President/Derivatives Managers of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Timothy L. Rabe                                   Vice President/High Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and Founders Holdings, Inc.

                                                  Vice President/High Yield Trader and Director of Founders CBO  Corporation
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and
Name and Principal Business Address*              its affiliates and other Positions and Offices Held
------------------------------------              ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc., Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation
---------------------------------------------------------------------------------------------------------------------------------
Robert D. Schwartz                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.

                                                  Vice President of Lincoln National Convertible Securities Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Retirement Financial Services, Inc. and LNC Administrative
                                                  Services Corporation

                                                  Vice President/Assistant Treasurer of Delaware Management Holdings, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc. and Vantage
                                                  Investment Advisers (a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager - Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust)
---------------------------------------------------------------------------------------------------------------------------------
Matthew J. Stephens                               Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, L.P. and Delaware Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Ward W. Tatge                                     Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------
James J. Wright                                   Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
---------------------------------------------------------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, Roseland, NJ, 1996-2001.
(2) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, Charlotte, NC, 1998-2001.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                  (b)(1) Information with respect to each director, officer or partner of principal underwriter:

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------          --------------------------------------       -------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.                   General Partner                              None
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers                  Limited Partner                              None
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.             Limited Partner                              None
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                           President/Chief Executive Officer            Executive Vice President/General
                                                                                           Counsel/Chief Administrative Officer
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes                               Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer              Financial Officer
-----------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations  None
-----------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations             None
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/Controller   Senior Vice President/ Controller
-----------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources        Senior Vice President/Human Resources
-----------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Investor        Senior Vice President/Retail Investor
                                              Services                                     Services
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                           Senior Vice President/General                Senior Vice President/Deputy General
                                              Counsel/Secretary                            Counsel/ Secretary
-----------------------------------------------------------------------------------------------------------------------------------
James L. Shields                              Senior Vice President/Chief Information      None
                                              Officer
-----------------------------------------------------------------------------------------------------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &    None
                                              Service Support
-----------------------------------------------------------------------------------------------------------------------------------
David F. Connor                               Vice President/Deputy General                Vice President/Deputy General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                              Vice President/Taxation                      Vice President/Taxation
-----------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services           None
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager - Fixed       None
                                              Income & International
-----------------------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                                  Vice President/Assistant Controller          None
-----------------------------------------------------------------------------------------------------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager   None
-----------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                             Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
-----------------------------------------------------------------------------------------------------------------------------------
Robinder Pal                                  Vice President/Retail e-Business             None
-----------------------------------------------------------------------------------------------------------------------------------
Richard  Salus                                Vice President/Assistant Controller          None
-----------------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                             Vice President/Client Services               None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------          --------------------------------------       -------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative   None
                                              Services
-----------------------------------------------------------------------------------------------------------------------------------
Joseph T. Van Thuyne                          Vice President/Human Resource Generalist     None
-----------------------------------------------------------------------------------------------------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103.

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

                  (b)(2) Information with respect to each officer or partner of LFD:

-----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*          Positions and Offices with LFD                Positions and Offices with Registrant
------------------------------------          ------------------------------                -------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Westley V. Thompson                           President/Chief Executive Officer/Director    None
-----------------------------------------------------------------------------------------------------------------------------------
David M. Kittredge                            Senior Vice President/Chief Operating         None
                                              Officer/Director
-----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Long                               Senior Vice President                         None
-----------------------------------------------------------------------------------------------------------------------------------
Karen R. Matheson                             Senior Vice President/Chief Financial         None
                                              Officer/Chief Administrative Officer/
                                              Director
-----------------------------------------------------------------------------------------------------------------------------------
Margaret Skinner                              Senior Vice President                         None
-----------------------------------------------------------------------------------------------------------------------------------
Phillip Cramer                                Vice President                                None
-----------------------------------------------------------------------------------------------------------------------------------
Frederick J. Crawford**                       Vice President/Treasurer                      None
-----------------------------------------------------------------------------------------------------------------------------------
Kim Miner                                     Vice President
-----------------------------------------------------------------------------------------------------------------------------------
Therese M. Obringer                           Vice President/Chief Compliance Officer       None
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*       2001 Market Street, Philadelphia, PA 19103.
**      1500 Market Street, Philadelphia, PA 19103.
--------------------------------------------------------------------------------

         (c)      Inapplicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 15th day of November, 2002.

                                    VOYAGEUR MUTUAL FUNDS

                                    By:   /s/ David K. Downes
                                        --------------------------------
                                              David K. Downes
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                             Title                                      Date
---------------------------------------------    --------------------------------------------------     --------------------------
/s/ David K. Downes                              President/Chief Executive Officer/ Chief                   November 15, 2002
-------------------------------------            Operating Officer/Chief Financial Officer
David K. Downes                                  (Principal Executive Officer, Principal
                                                 Financial Officer and Principal Accounting
                                                 Officer) and Trustee


/s/ Walter P. Babich                *            Trustee                                                    November 15, 2002
-------------------------------------
Walter P. Babich

/s/ John H. Durham                  *            Trustee                                                    November 15, 2002
-------------------------------------
John H. Durham

/s/ Anthony D. Knerr                *            Trustee                                                    November 15, 2002
-------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                    *            Trustee                                                    November 15, 2002
-------------------------------------
Ann R. Leven

/s/ Thomas F. Madison               *            Trustee                                                    November 15, 2002
-------------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans                *            Trustee                                                    November 15, 2002
-------------------------------------
Janet L. Yeomans


                                                       *By: /s/ David K. Downes
                                                            ----------------------
                                                            David K. Downes
                                                        As Attorney-in-Fact for
                                                     each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.       Exhibit
-----------       -------

EX-99.E1iii       Executed Appendix A (December 20, 2001) to Financial
                  Intermediary Distribution Agreement

EX-99.E2          Dealer's Agreement (January 2001)

EX-99.E3          Vision Mutual Fund Gateway Agreement (November 2000)

EX-99.E4          Registered Investment Advisers Agreement (January 2001)

EX-99.E5          Bank/Trust Agreement (January 2001)

EX-99.G1 Form of Amended and Restated Mutual Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant

EX-99.H1i         Executed Schedule B (May 16, 2002) to Shareholder Services
                  Agreement

EX-99.H2i         Executed Schedule B (May 16, 2002) to Fund Accounting
                  Agreement

EX-99.J           Consent of Auditors

EX-99.P1 Code of Ethics for the Delaware Investments' Family of Funds (August 2002)

EX-99.P2 Code of Ethics for Delaware Management Business Trust and Delaware Distributors, L.P. (August 2002)